UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

Delaware Foundation Funds®

Delaware Foundation® Growth Allocation Fund

Delaware Foundation Moderate Allocation Fund

Delaware Foundation Conservative Allocation Fund

Semiannual report

September 30, 2015

Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2015 to Sept. 30, 2015.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*
Actual Fund return
Class A	$1,000.00	$923.40	1.17%	$5.63
Class C	1,000.00	920.60	1.92%	9.22
Class R	1,000.00	922.20	1.42%	6.82
Institutional Class	1,000.00	925.40	0.92%	4.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$5.91
Class C	1,000.00	1,015.40	1.92%	9.67
Class R	1,000.00	1,017.90	1.42%	7.16
Institutional Class	1,000.00	1,020.40	0.92%	4.65

Delaware Foundation Moderate Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*
Actual Fund return
Class A	$1,000.00	$940.70	1.15%	$5.58
Class C	1,000.00	937.10	1.91%	9.25
Class R	1,000.00	938.40	1.41%	6.83
Institutional Class	1,000.00	941.10	0.91%	4.42
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.45	1.91%	9.62
Class R	1,000.00	1,017.95	1.41%	7.11
Institutional Class	1,000.00	1,020.45	0.91%	4.60

(continues)                             1

Disclosure of Fund expenses

Delaware Foundation® Conservative Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*
Actual Fund return
Class A	$1,000.00	$953.20	1.20%	$5.86
Class C	1,000.00	950.70	1.95%	9.51
Class R	1,000.00	952.90	1.45%	7.08
Institutional Class	1,000.00	954.50	0.95%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Class R	1,000.00	1,017.75	1.45%	7.31
Institutional Class	1,000.00	1,020.25	0.95%	4.80

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of September 30, 2015 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	75.02%
U.S. Markets	42.12%
Consumer Discretionary	4.55%
Consumer Staples	2.86%
Energy	2.24%
Financials	8.62%
Healthcare	7.29%
Industrials	3.69%
Information Technology	10.16%
Materials	1.12%
Telecommunication Services	0.99%
Utilities	0.60%
Developed Markets	24.06%
Consumer Discretionary	4.05%
Consumer Staples	3.17%
Energy	0.75%
Financials	3.76%
Healthcare	4.15%
Industrials	3.70%
Information Technology	1.75%
Materials	1.30%
Telecommunication Services	1.18%
Utilities	0.25%
Emerging Markets	8.84%
Consumer Discretionary	0.50%
Consumer Staples	1.28%
Energy	1.20%
Financials	1.42%
Industrials	0.21%
Information Technology	2.19%
Materials	0.53%
Telecommunication Services	1.51%
Utilities	0.00%
Convertible Preferred Stock	0.10%
Exchange-Traded Funds	1.33%
Agency Collateralized Mortgage Obligations	0.34%
Agency Mortgage-Backed Securities	3.74%
Agency Obligation	0.01%
Commercial Mortgage-Backed Securities	1.26%
Convertible Bonds	0.36%

Security type / sector	Percentage of net assets
Corporate Bonds	7.33%
Banking	0.56%
Basic Industry	0.64%
Brokerage	0.03%
Capital Goods	0.18%
Consumer Cyclical	0.53%
Consumer Non-Cyclical	0.77%
Energy	0.89%
Financials	0.14%
Insurance	0.47%
Media	0.23%
Real Estate	0.19%
Services	0.17%
Technology	0.45%
Telecommunications	0.73%
Transportation	0.13%
Utilities	1.22%
Municipal Bonds	0.26%
Non-Agency Asset-Backed Securities	0.62%
Non-Agency Collateralized Mortgage Obligations	0.08%
Regional Bonds	0.05%
Senior Secured Loans	2.46%
Sovereign Bonds	0.47%
Supranational Banks	0.05%
U.S. Treasury Obligations	3.65%
Preferred Stock	0.09%
Short-Term Investments	4.19%
Total Value of Securities	101.41%
Liabilities Net of Receivables and Other Assets	(1.41%)
Total Net Assets	100.00%

(continues)                             3

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	0.96%
Celgene	0.83%
QUALCOMM	0.81%
Novartis	0.77%
Allergan	0.72%
Toyota Motor	0.68%
Visa Class A	0.68%
Google Class A	0.66%
Equinix	0.61%
Baidu ADR	0.59%

*Country / market	Percentage of net assets
Developed Markets	25.19%
Australia	0.93%
Austria	0.05%
Belgium	0.17%
Canada	0.97%
Cayman Islands	0.10%
Denmark	0.92%
Finland	0.06%
France	3.30%
Germany	1.94%
Hong Kong	1.00%
Ireland	0.09%
Israel	1.17%
Italy	0.64%
Japan	5.51%
Luxembourg	0.24%
Netherlands	1.11%

*Country / market	Percentage of net assets
Norway	0.04%
Portugal	0.06%
Singapore	0.22%
Spain	0.19%
Sweden	1.03%
Switzerland	2.10%
United Kingdom	3.35%
Emerging Markets	9.20%
Argentina	0.09%
Brazil	0.82%
Chile	0.12%
China	2.08%
Colombia	0.03%
Dominican Republic	0.13%
Hungary	0.00%
India	1.00%
Indonesia	0.02%
Malaysia	0.04%
Mexico	0.72%
Peru	0.02%
Poland	0.14%
Republic of Korea	2.15%
Russia	0.36%
South Africa	0.40%
Taiwan	0.61%
Thailand	0.25%
Turkey	0.22%
Supranational	0.05%
U.S. Markets	62.78%
Total	97.22%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Moderate Allocation Fund

As of September 30, 2015 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	54.93%
U.S. Markets	31.03%
Consumer Discretionary	3.37%
Consumer Staples	2.11%
Energy	1.70%
Financials	6.25%
Healthcare	5.39%
Industrials	2.71%
Information Technology	7.53%
Materials	0.83%
Telecommunications Services	0.73%
Utilities	0.41%
Developed Markets	17.94%
Consumer Discretionary	3.01%
Consumer Staples	2.36%
Energy	0.55%
Financials	2.81%
Healthcare	3.08%
Industrials	2.78%
Information Technology	1.31%
Materials	0.97%
Telecommunications Services	0.89%
Utilities	0.18%
Emerging Markets	5.96%
Consumer Discretionary	0.35%
Consumer Staples	0.86%
Energy	0.83%
Financials	0.94%
Industrials	0.14%
Information Technology	1.49%
Materials	0.36%
Telecommunications Services	0.99%
Convertible Preferred Stock	0.19%
Exchange-Traded Funds	1.02%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	0.45%
Agency Mortgage-Backed Securities	7.37%

Security type / sector	Percentage of net assets
Agency Obligation	0.03%
Collateralized Debt Obligations	0.54%
Commercial Mortgage-Backed Securities	2.34%
Convertible Bonds	0.82%
Corporate Bonds	16.35%
Banking	2.02%
Basic Industry	1.15%
Brokerage	0.04%
Capital Goods	0.41%
Consumer Cyclical	1.28%
Consumer Non-Cyclical	1.69%
Energy	1.95%
Financials	0.51%
Insurance	0.71%
Media	0.48%
Real Estate	0.43%
Services	0.45%
Technology	0.91%
Telecommunications	1.80%
Transportation	0.35%
Utilities	2.17%
Municipal Bonds	0.57%
Non-Agency Asset-Backed Securities	1.72%
Non-Agency Collateralized Mortgage Obligations	0.41%
Regional Bonds	0.10%
Senior Secured Loans	4.21%
Sovereign Bonds	0.79%
Supranational Banks	0.09%
U.S. Treasury Obligations	5.41%
Preferred Stock	0.41%
Short-Term Investments	4.90%
Total Value of Securities	102.67%
Liabilities Net of Receivables and Other Assets	(2.67%)
Total Net Assets	100.00%

(continues)                             5

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	0.69%
Celgene	0.61%
QUALCOMM	0.59%
Novartis	0.58%
Allergan	0.52%
Visa Class A	0.50%
Toyota Motor	0.50%
Google Class A	0.49%
Equinix	0.45%
Microsoft	0.43%

*Country / market	Percentage of net assets
Developed Markets	22.02%
Australia	0.94%
Austria	0.11%
Belgium	0.13%
Bermuda	0.13%
Canada	1.00%
Cayman Islands	0.92%
Denmark	0.68%
Finland	0.12%
France	2.56%
Germany	1.47%
Hong Kong	0.74%
Ireland	0.22%
Israel	0.85%
Italy	0.64%
Japan	4.12%
Luxembourg	0.58%
Netherlands	1.05%
Norway	0.03%
Portugal	0.06%

*Country / market	Percentage of net assets
Singapore	0.19%
Spain	0.06%
Sweden	0.85%
Switzerland	1.57%
United Kingdom	3.00%
Emerging Markets	7.87%
Argentina	0.10%
Barbados	0.07%
Brazil	0.60%
Chile	0.14%
China	1.44%
Colombia	0.16%
Dominican Republic	0.04%
Hungary	0.02%
India	0.74%
Indonesia	0.15%
Jersey	0.07%
Malaysia	0.10%
Mexico	0.82%
Morocco	0.07%
Panama	0.08%
Peru	0.15%
Poland	0.11%
Republic of Korea	1.68%
Russia	0.27%
South Africa	0.30%
Sri Lanka	0.07%
Taiwan	0.37%
Thailand	0.17%
Turkey	0.15%
Supranational	0.08%
U.S. Markets	67.80%
Total	97.77%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Conservative Allocation Fund

As of September 30, 2015 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	36.45%
U.S. Markets	20.42%
Consumer Discretionary	2.19%
Consumer Staples	1.39%
Energy	1.11%
Financials	4.13%
Healthcare	3.57%
Industrials	1.78%
Information Technology	4.95%
Materials	0.54%
Telecommunication Services	0.49%
Utilities	0.27%
Developed Markets	11.78%
Consumer Discretionary	1.97%
Consumer Staples	1.54%
Energy	0.37%
Financials	1.84%
Healthcare	2.06%
Industrials	1.81%
Information Technology	0.86%
Materials	0.63%
Telecommunication Services	0.58%
Utilities	0.12%
Emerging Markets	4.25%
Consumer Discretionary	0.26%
Consumer Staples	0.65%
Energy	0.58%
Financials	0.67%
Industrials	0.10%
Information Technology	1.02%
Materials	0.26%
Telecommunication Services	0.71%
Convertible Preferred Stock	0.25%
Exchange-Traded Funds	0.63%
Agency Collateralized Mortgage Obligations	0.82%
Agency Mortgage-Backed Securities	10.85%
Agency Obligation	0.04%
Collateralized Debt Obligations	0.51%

Security type / sector	Percentage of net assets
Commercial Mortgage-Backed Securities	3.55%
Convertible Bonds	0.91%
Corporate Bonds	23.90%
Banking	2.70%
Basic Industry	1.71%
Brokerage	0.12%
Capital Goods	0.61%
Consumer Cyclical	1.98%
Consumer Non-Cyclical	2.55%
Energy	2.58%
Financials	0.65%
Insurance	1.05%
Media	0.59%
Real Estate	0.68%
Services	0.78%
Technology	1.08%
Telecommunications	2.73%
Transportation	0.35%
Utilities	3.74%
Municipal Bonds	0.84%
Non-Agency Asset-Backed Securities	2.82%
Non-Agency Collateralized Mortgage Obligations	1.04%
Regional Bonds	0.16%
Senior Secured Loans	6.45%
Sovereign Bonds	1.39%
Supranational Banks	0.16%
U.S. Treasury Obligations	6.12%
Preferred Stock	0.76%
Short-Term Investments	6.56%
Total Value of Securities	104.21%
Liabilities Net of Receivables and Other Assets	(4.21%)
Total Net Assets	100.00%

(continues)                             7

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	0.49%
Celgene	0.40%
Novartis	0.39%
QUALCOMM	0.39%
Allergan	0.34%
Visa Class A	0.33%
Google Class A	0.33%
Toyota Motor	0.31%
Equinix	0.30%
Baidu ADR	0.30%

*Country / market	Percentage of net assets
Developed Markets	17.69%
Australia	0.80%
Austria	0.24%
Belgium	0.09%
Bermuda	0.19%
Canada	0.93%
Cayman Islands	1.00%
Denmark	0.45%
Finland	0.03%
France	1.87%
Germany	1.03%
Hong Kong	0.49%
Ireland	0.25%
Israel	0.59%
Italy	0.76%
Japan	2.69%
Luxembourg	0.91%
Netherlands	0.84%

*Country / market	Percentage of net assets
Norway	0.02%
Portugal	0.07%
Singapore	0.17%
Spain	0.12%
Sweden	0.54%
Switzerland	1.25%
United Kingdom	2.36%
Emerging Markets	6.57%
Argentina	0.14%
Barbados	0.21%
Brazil	0.40%
Chile	0.27%
China	1.04%
Colombia	0.21%
Dominican Republic	0.10%
Hungary	0.03%
India	0.45%
Indonesia	0.19%
Malaysia	0.02%
Mexico	0.65%
Morocco	0.19%
Peru	0.05%
Poland	0.15%
Republic of Korea	1.52%
Russia	0.18%
South Africa	0.28%
Taiwan	0.26%
Thailand	0.12%
Turkey	0.11%
Supranational	0.15%
U.S. Markets	73.24%
Total	97.65%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 75.02%
U.S. Markets – 42.12%
Consumer Discretionary – 4.55%
Boot Barn Holdings †	2,085	$38,427
BorgWarner	1,120	46,581
Buffalo Wild Wings †	325	62,865
Cheesecake Factory	1,005	54,230
Cinemark Holdings	770	25,017
Comcast Class A Special	1,400	80,136
Del Frisco’s Restaurant Group †	2,450	34,031
Discovery Communications Class A †	2,469	64,268
Discovery Communications Class C †	4,448	108,042
Disney (Walt)	1,360	138,992
DSW Class A	1,540	38,977
Express †	2,605	46,551
Fiesta Restaurant Group †	815	36,977
Ford Motor	5,390	73,142
G-III Apparel Group †	1,015	62,585
Jack in the Box	715	55,084
Jarden †	980	47,902
Johnson Controls	6,100	252,296
L Brands	3,217	289,948
Liberty Interactive Class A †	14,650	384,269
Lowe’s	4,000	275,680
Macy’s	1,010	51,833
Madden (Steven) †	1,667	61,046
Malibu Boats Class A †	1,700	23,766
National CineMedia	2,055	27,578
NIKE Class B	2,223	273,362
Nordstrom	1,010	72,427
Popeyes Louisiana Kitchen †	1,150	64,814
Shutterfly †	960	34,320
Starbucks	1,950	110,838
Tenneco †	1,145	51,262
Tractor Supply	1,050	88,536
TripAdvisor †	2,570	161,961
Urban Outfitters †	2,750	80,795

		3,318,538

Consumer Staples – 2.86%
Archer-Daniels-Midland	5,900	244,555
Casey’s General Stores	1,185	121,960
CVS Health	3,720	358,906
General Mills	830	46,588
J&J Snack Foods	505	57,398
Kimberly-Clark	550	59,972
Kraft Heinz	3,633	256,417

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Mondelez International	6,400	$267,968
PepsiCo	1,380	130,134
Procter & Gamble	1,760	126,614
Walgreens Boots Alliance	4,988	414,503

		2,085,015

Energy – 2.24%
Bonanza Creek Energy †	1,465	5,963
Bristow Group	375	9,810
Carrizo Oil & Gas †	1,145	34,968
Chevron	2,900	228,752
ConocoPhillips	5,150	246,994
Core Laboratories	410	40,918
EOG Resources	900	65,520
Exxon Mobil	2,360	175,466
Halliburton	6,600	233,310
Marathon Oil	10,800	166,320
Occidental Petroleum	4,550	300,983
Parsley Energy Class A †	960	14,467
Pioneer Energy Services †	1,175	2,467
RigNet †	1,115	28,433
RSP Permian †	910	18,427
Schlumberger	880	60,694

		1,633,492

Financials – 8.62%
Aflac	1,300	75,569
Allstate	4,400	256,256
American Equity Investment Life Holding	1,985	46,270
American Tower	980	86,220
Ameriprise Financial	500	54,565
Apartment Investment & Management	750	27,765
AvalonBay Communities	175	30,593
Bank of New York Mellon	6,500	254,475
BB&T	6,900	245,640
BBCN Bancorp	2,725	40,929
BlackRock	180	53,545
Boston Properties	250	29,600
Brandywine Realty Trust	1,650	20,328
Bryn Mawr Bank	470	14,603
Camden Property Trust	275	20,323
Capital One Financial	1,110	80,497
Cardinal Financial	1,765	40,613
Care Capital Properties	106	3,491
Citigroup	2,380	118,072

(continues)                             9

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
City Holding	1,040	$51,272
CoBiz Financial	2,050	26,671
Cousins Properties	2,050	18,901
Crown Castle International	4,767	375,973
DCT Industrial Trust	2,461	82,837
DDR	1,500	23,070
Douglas Emmett	900	25,848
Duke Realty	1,475	28,099
DuPont Fabros Technology	1,490	38,561
EastGroup Properties	920	49,846
Empire State Realty Trust	325	5,535
EPR Properties	1,505	77,613
Equinix	1,633	446,462
Equity LifeStyle Properties	550	32,213
Equity One	1,150	27,991
Equity Residential	425	31,926
Essex Property Trust	150	33,513
Evercore Partners Class A	1,780	89,427
Extra Space Storage	500	38,580
Federal Realty Investment Trust	225	30,701
Fidelity & Guaranty Life	1,240	30,430
First Industrial Realty Trust	1,475	30,901
First NBC Bank Holding †	1,190	41,698
First Potomac Realty Trust	2,025	22,275
FirstMerit	2,900	51,243
Flushing Financial	1,800	36,036
General Growth Properties	1,075	27,918
Great Western Bancorp	1,785	45,285
Healthcare Realty Trust	600	14,910
Healthcare Trust of America Class A	1,087	26,642
Highwoods Properties	650	25,187
Host Hotels & Resorts	4,800	75,888
Houlihan Lokey †	970	21,146
Independent Bank @	760	35,036
Infinity Property & Casualty @	430	34,632
Intercontinental Exchange	1,547	363,530
Invesco	1,390	43,410
JPMorgan Chase	2,520	153,644
KeyCorp	5,550	72,205
Kilroy Realty	425	27,693
Kimco Realty	1,150	28,095
Kite Realty Group Trust	2,455	58,454
LaSalle Hotel Properties	2,260	64,161
Lexington Realty Trust	1,625	13,163

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Liberty Property Trust	725	$22,845
LTC Properties	675	28,802
Macerich	400	30,728
Marsh & McLennan	4,800	250,656
National Retail Properties	2,670	96,841
Old National Bancorp	3,505	48,825
Pebblebrook Hotel Trust	1,330	47,149
Post Properties	500	29,145
Primerica	1,165	52,507
Prologis	650	25,285
Prosperity Bancshares	1,105	54,267
Prudential Financial	590	44,964
PS Business Parks	325	25,799
Public Storage	200	42,326
Ramco-Gershenson Properties Trust	4,870	73,099
Raymond James Financial	1,120	55,586
Regency Centers	450	27,967
RLJ Lodging Trust	875	22,111
Sabra Health Care REIT	900	20,862
Selective Insurance Group @	1,415	43,950
Simon Property Group	125	22,965
SL Green Realty	250	27,040
Sovran Self Storage	490	46,207
Spirit Realty Capital	2,275	20,793
State Street	970	65,194
Sterling Bancorp	4,030	59,926
Stifel Financial †	1,075	45,257
Strategic Hotels & Resorts †	2,250	31,027
Tanger Factory Outlet Centers	750	24,727
Taubman Centers	350	24,178
Texas Capital Bancshares †	580	30,404
Travelers	790	78,629
UDR	875	30,170
United Fire Group	830	29,091
Urban Edge Properties	150	3,239
Ventas	425	23,825
Vornado Realty Trust	300	27,126
Webster Financial	1,210	43,112
Wells Fargo	2,890	148,401
Welltower	425	28,781
Western Alliance Bancorp †	1,705	52,361

		6,284,142

Healthcare – 7.29%
AbbVie	1,830	99,570

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Acorda Therapeutics †	1,665	$44,139
Air Methods †	1,585	54,033
Alkermes †	1,120	65,710
Allergan †	1,919	521,603
Baxalta	4,700	148,097
Baxter International	4,300	141,255
Biogen †	921	268,757
Cardinal Health	3,300	253,506
Catalent †	1,940	47,142
Celgene †	5,576	603,156
Cepheid †	1,280	57,856
CONMED	1,135	54,185
CryoLife	3,355	32,644
Express Scripts Holding †	4,360	352,986
Gilead Sciences	1,380	135,502
Insys Therapeutics †	825	23,479
Johnson & Johnson	2,800	261,380
Ligand Pharmaceuticals Class B †	715	61,240
Medicines †	1,230	46,691
Merck	7,250	358,077
Merit Medical Systems †	1,803	43,110
Pfizer	13,058	410,152
Prestige Brands Holdings †	1,045	47,192
Quest Diagnostics	3,900	239,733
Quidel †	1,990	37,571
Retrophin †	1,085	21,982
Spectrum Pharmaceuticals †	3,790	22,664
Team Health Holdings †	655	35,390
TESARO †	835	33,483
Thermo Fisher Scientific	850	103,938
UnitedHealth Group	1,130	131,091
Valeant Pharmaceuticals International †	1,892	337,495
Vanda Pharmaceuticals †	3,235	36,491
Vertex Pharmaceuticals †	580	60,401
WellCare Health Plans †	660	56,879
West Pharmaceutical Services	1,300	70,356

		5,318,936

Industrials – 3.69%
AAON	2,650	51,357
Actuant Class A	1,140	20,965
Applied Industrial Technologies	1,245	47,497
Barnes Group	1,635	58,942
Boeing	500	65,475

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
Columbus McKinnon	2,215	$40,224
Continental Building Products †	2,565	52,685
Eaton	850	43,605
ESCO Technologies	1,390	49,901
Essendant	1,455	47,186
Esterline Technologies †	760	54,636
Federal Signal	2,135	29,271
FedEx	420	60,472
General Electric	6,270	158,129
Granite Construction	1,400	41,538
Honeywell International	770	72,911
Hunt (J.B.) Transport Services	550	39,270
Kadant	1,180	46,032
KEYW Holding †	452	2,780
Kforce	2,215	58,210
KLX †	755	26,984
Lockheed Martin	460	95,363
McGrath RentCorp	1,535	40,969
MYR Group †	1,245	32,619
Nielsen Holdings	1,230	54,698
Northrop Grumman	1,700	282,115
On Assignment †	1,335	49,261
Parker-Hannifin	500	48,650
Raytheon	2,700	295,002
Republic Services	1,230	50,676
Roadrunner Transportation Systems †	1,140	20,976
Rockwell Collins	490	40,102
Swift Transportation †	1,195	17,949
Tetra Tech	1,450	35,249
Union Pacific	1,100	97,251
United Technologies	900	80,091
US Ecology	655	28,591
WageWorks †	990	44,629
Waste Management	5,500	273,955
XPO Logistics †	1,375	32,766

		2,688,982

Information Technology – 10.16%
Accenture Class A	1,090	107,103
Adobe Systems †	840	69,065
Analog Devices	560	31,590
Anixter International †	610	35,246
Apple	2,490	274,647
Applied Micro Circuits †	6,070	32,232
Avago Technologies	740	92,507

(continues)                             11

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
CA	9,574	$261,370
Callidus Software †	2,875	48,846
Cisco Systems	13,400	351,750
Convergys	2,235	51,651
eBay †	11,345	277,272
Electronic Arts †	5,188	351,487
EMC	3,710	89,634
ExlService Holdings †	1,145	42,285
Facebook Class A †	3,879	348,722
FARO Technologies †	1,105	38,675
Google Class A †	757	483,246
Google Class C †	376	228,766
GrubHub †	1,165	28,356
Guidewire Software †	985	51,791
Infinera †	1,415	27,677
Intel	12,800	385,792
InterXion Holding †	1,080	29,246
Intuit	1,895	168,181
j2 Global @	885	62,702
MasterCard Class A	4,632	417,436
Maxim Integrated Products	2,390	79,826
MaxLinear Class A †	1,745	21,708
Microsemi †	675	22,153
Microsoft	9,500	420,470
NETGEAR †	925	26,982
PayPal Holdings †	9,520	295,501
Plantronics	785	39,917
Proofpoint †	875	52,780
Q2 Holdings †	645	15,944
Qlik Technologies †	1,205	43,922
QUALCOMM	10,926	587,054
Rofin-Sinar Technologies †	390	10,113
Ruckus Wireless †	1,820	21,622
Sabre	2,820	76,648
salesforce.com †	1,270	88,176
SciQuest †	2,565	25,650
Semtech †	2,635	39,789
Silicon Laboratories †	515	21,393
SS&C Technologies Holdings	1,350	94,554
Synaptics †	795	65,556
TeleTech Holdings	1,355	36,300
Tyler Technologies †	675	100,784
Visa Class A	7,117	495,770
Xerox	26,300	255,899
Yahoo †	1,700	49,147
Yelp †	1,800	38,988

		7,413,921

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Materials – 1.12%
Axalta Coating Systems †	2,100	$53,214
Axiall	770	12,081
Balchem	425	25,827
Boise Cascade †	1,025	25,851
Chemtura †	910	26,044
duPont (E.I.) deNemours	5,200	250,640
Eastman Chemical	1,160	75,075
Huntsman	2,480	24,031
Innophos Holdings	260	10,306
Kaiser Aluminum	610	48,953
Minerals Technologies	1,040	50,086
Neenah Paper	915	53,326
Quaker Chemical	600	46,248
WestRock	1,278	65,740
Worthington Industries	1,785	47,267

		814,689

Telecommunication Services – 0.99%
AT&T	11,820	385,096
Atlantic Tele-Network	575	42,510
inContact †	4,920	36,949
Verizon Communications	6,000	261,060

		725,615

Utilities – 0.60%
Cleco	565	30,081
Edison International	4,800	302,736
NorthWestern	995	53,561
OGE Energy	1,220	33,379
South Jersey Industries	625	15,781

		435,538

Total U.S. Markets (cost $21,818,922)		30,718,868

Developed Markets – 24.06%§
Consumer Discretionary – 4.05%
adidas	930	74,983
Bayerische Motoren Werke	1,176	102,597
Cie Financiere Richemont Class A	500	38,901
Daimler	1,150	83,724
Denso	1,500	63,541
Hennes & Mauritz Class B	1,700	62,105
Jardine Cycle & Carriage	2,300	43,702
Kering	808	132,265
LVMH Moet Hennessy Louis Vuitton	260	44,263
Nitori Holdings	4,242	332,181
Publicis Groupe	1,383	94,518

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
RELX	3,450	$56,363
Sekisui Chemical	6,000	63,156
Shimano	500	70,251
Singapore Press Holdings	16,200	43,727
Sodexo	590	48,955
Sumitomo Electric Industries	3,600	46,057
Sumitomo Rubber Industries	14,200	197,121
Swatch Group	155	57,479
Taylor Wimpey	19,500	57,776
Techtronic Industries	56,500	210,632
Toyota Motor	8,486	496,858
USS	2,400	39,919
Volkswagen	210	24,743
Whitbread	820	58,096
WPP	3,450	71,828
Yue Yuen Industrial Holdings	90,000	334,837

		2,950,578

Consumer Staples – 3.17%
Anheuser-Busch InBev	785	83,489
Aryzta †	6,251	264,911
Asahi Group Holdings	2,500	81,112
British American Tobacco	1,820	100,423
Carlsberg Class B	2,641	202,943
Chocoladefabriken Lindt & Sprungli Class PC	11	64,488
Coca-Cola Amatil	21,949	139,146
Diageo	2,350	63,139
Heineken	890	72,062
Henkel	605	53,475
Japan Tobacco	8,000	248,172
Jeronimo Martins	3,450	46,562
Koninklijke Ahold	3,200	62,426
L’Oreal	465	80,824
Nestle	1,680	126,333
Pernod Ricard	650	65,629
Reckitt Benckiser Group	620	56,227
SABMiller	850	48,135
Tesco	62,195	172,758
Treasury Wine Estates	10,900	50,507
Unilever	2,480	101,013
Unilever CVA	1,670	66,942
Wesfarmers	2,300	63,579

		2,314,295

Energy – 0.75%
Amec Foster Wheeler	3,750	40,737

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Energy (continued)
CGG †	5,600	$19,350
Idemitsu Kosan	2,500	38,298
Neste Oil	1,880	43,268
Saipem †	11,213	89,911
Subsea 7 †	1,833	13,798
Suncor Energy	5,600	149,773
TOTAL	3,320	149,343

		544,478

Financials – 3.76%
AIA Group	17,600	91,532
AXA	15,150	367,826
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel BM †	16,500	61,591
Commonwealth Bank of Australia	2,460	126,268
Credit Agricole	3,750	43,173
Daito Trust Construction	600	60,965
ING Groep CVA	16,951	239,604
Intesa Sanpaolo	17,100	60,409
Investor Class B	2,070	71,119
Mitsubishi UFJ Financial Group	62,214	375,928
Nordea Bank	30,077	335,517
Platinum Asset Management	9,500	45,388
Prudential	4,100	86,499
QBE Insurance Group	5,300	48,266
Schroders	1,330	56,516
Seven Bank	10,300	44,581
Sony Financial Holdings	3,800	62,372
Standard Chartered	20,870	202,549
Swire Properties	15,400	42,684
UBS Group	3,100	57,307
UniCredit	41,722	260,103

		2,740,197

Healthcare – 4.15%
Astellas Pharma	5,100	66,018
Bayer	820	105,205
ICON †	885	62,808
Indivior	14,100	48,431
Merck	585	51,794
Miraca Holdings	1,200	50,892
Novartis	6,107	561,248
Novo Nordisk ADR	5,667	307,378
Novo Nordisk Class B	2,000	107,932

(continues)                             13

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
QIAGEN †	2,250	$58,039
Roche Holding	720	191,120
Sanofi	3,634	345,957
Smith & Nephew	4,500	78,623
Sonic Healthcare	3,400	43,732
STADA Arzneimittel	5,857	209,951
Sumitomo Dainippon Pharma	4,000	39,990
Teva Pharmaceutical Industries ADR	12,400	700,104

		3,029,222

Industrials – 3.70%
ABB †	4,000	70,767
Aggreko	2,520	36,330
ANDRITZ	870	39,203
AP Moeller - Maersk	32	49,329
Boskalis Westminster	1,170	51,214
Cathay Pacific Airways	27,000	50,845
Cie de Saint-Gobain	1,250	54,250
Deutsche Lufthansa †	3,550	49,419
Deutsche Post	9,297	257,555
East Japan Railway	3,303	278,341
Elbit Systems	820	60,619
Experian	3,400	54,583
Fraport	820	50,703
Fuji Electric	14,000	50,776
ITOCHU	28,473	301,007
Japan Airlines	1,200	42,464
JTEKT	3,400	47,605
Koninklijke Philips	8,962	210,848
Meggitt	20,810	150,131
Mitsubishi Electric	5,000	45,805
Mitsubishi Heavy Industries	11,000	49,197
Rexel	6,208	76,424
Schneider Electric	790	44,239
Singapore Airlines	6,700	50,438
THK	2,500	39,823
Travis Perkins	2,300	68,618
Vinci	4,789	304,526
WestJet Airlines Class VV @	4,726	84,005
Yamato Holdings	1,700	32,550

		2,701,614

Information Technology – 1.75%
Amadeus IT Holding	1,380	59,126
CGI Group Class A †	8,546	309,640
Computershare	5,700	42,565

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Information Technology (continued)
Ericsson Class B	7,400	$72,583
Infineon Technologies	5,500	61,795
NICE-Systems	590	33,047
Omron	1,400	42,145
Playtech	14,546	182,658
SAP	960	62,192
Seiko Epson	3,700	52,343
Teleperformance	4,295	325,893
Trend Micro	900	31,793

		1,275,780

Materials – 1.30%
Air Liquide	700	82,987
Alamos Gold	10,680	39,536
Anglo American ADR	3,200	13,184
Arkema	880	57,040
EMS-Chemie Holding	140	57,590
Johnson Matthey	1,100	40,785
Linde	385	62,533
Rexam	28,847	229,044
Rio Tinto	4,239	142,237
Shin-Etsu Chemical	1,100	56,415
South32 †	28,300	27,355
Toray Industries	8,000	69,165
Umicore	1,150	44,351
Yamana Gold	14,548	24,529

		946,751

Telecommunication Services – 1.18%
BT Group	11,900	75,741
Deutsche Telekom	5,150	91,678
KDDI	3,400	76,106
Nippon Telegraph & Telephone	10,412	366,764
Swisscom	90	44,911
Tele2 Class B	21,364	208,331

		863,531

Utilities – 0.25%
National Grid	9,012	125,516
Tokyo Gas	11,000	53,213

		178,729

Total Developed Markets (cost $15,638,032)		17,545,175

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X – 8.84%
Consumer Discretionary – 0.50%
Arcos Dorados Holdings Class A @	7,400	$20,128
Grupo Televisa ADR	5,700	148,314
Hyundai Motor	258	35,852
Mahindra & Mahindra	3,912	75,679
Qunar Cayman Islands ADR †	600	18,042
Woolworths Holdings	9,740	68,168

		366,183

Consumer Staples – 1.28%
Anadolu Efes Biracilik Ve Malt Sanayii	8,108	57,237
BRF ADR	3,800	67,602
China Mengniu Dairy	17,000	59,946
Cia Brasileira de Distribuicao ADR	1,600	20,064
Cia Cervecerias Unidas ADR	1,800	39,870
Fomento Economico Mexicano ADR	975	87,019
Hypermarcas †	21,900	83,840
Lotte Chilsung Beverage @	69	140,445
Lotte Confectionery @	46	85,428
Tingyi Cayman Islands Holding	24,245	38,728
Tsingtao Brewery	7,202	31,677
Uni-President China Holdings @	149,200	144,696
Wal-Mart de Mexico Class V	30,215	74,484

		931,036

Energy – 1.20%
Cairn India	10,688	25,147
China Petroleum & Chemical	70,000	42,877
CNOOC ADR	400	41,232
Gazprom ADR @	11,436	46,137
Lukoil ADR	1,900	64,714
PetroChina ADR	525	36,593
Petroleo Brasileiro ADR †	16,375	71,231
Polski Koncern Naftowy Orlen	3,251	56,765
PTT Foreign	7,868	51,948
Reliance Industries GDR 144A #	12,134	315,484
Rosneft GDR	10,465	38,731
Sasol ADR	1,500	41,730
Tambang Batubara Bukit Asam Persero	42,100	16,214
YPF ADR	1,600	24,368

		873,171

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials – 1.42%
Akbank	28,012	$62,840
Banco Santander Brasil ADR	12,210	38,461
Bangkok Bank	14,173	62,517
China Construction Bank	126,933	84,705
Etalon Group GDR 144A #@=	6,500	10,693
Grupo Financiero Banorte Class O	7,300	35,775
ICICI Bank ADR	12,700	106,426
Industrial & Commercial Bank of China	153,600	88,734
Itau Unibanco Holding ADR	7,900	52,298
KB Financial Group ADR	3,693	108,537
Powszechna Kasa Oszczednosci Bank Polski †	3,512	27,234
Reliance Capital	5,932	34,219
Remgro	3,762	68,614
Samsung Life Insurance	1,023	85,550
Sberbank of Russia @=	42,295	48,720
Shinhan Financial Group	2,519	88,096
UEM Sunrise @	110,258	30,860

		1,034,279

Industrials – 0.21%
Empresas ICA ADR †	6,000	10,020
Gol Linhas Aereas Inteligentes ADR	9,500	9,256
KCC	343	119,834
Rumo Logistica Operadora Multimodal †	1,923	2,881
Santos Brasil Participacoes	2,900	9,508

		151,499

Information Technology – 2.19%
Baidu ADR †	3,128	429,818
Hon Hai Precision Industry	39,236	102,293
LG Display ADR	5,800	55,100
MediaTek	8,000	59,411
Samsung Electronics	406	389,545
Samsung SDI	419	38,549
SINA †	1,800	72,216
Sohu.com †	2,500	103,250
Taiwan Semiconductor Manufacturing	39,074	156,276
Taiwan Semiconductor Manufacturing ADR	3,700	76,775
United Microelectronics	152,000	49,828

(continues)                             15

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
WNS Holdings ADR †	2,390	$66,801

		1,599,862

Materials – 0.53%
Anglo American Platinum †	1,084	17,959
Braskem ADR	5,600	47,208
Cemex ADR †	8,786	61,414
Cemex Latam Holdings †	4,111	16,003
Gerdau @	4,400	4,982
Gerdau ADR	3,300	4,521
Impala Platinum Holdings †	2,294	6,371
Nine Dragons Paper Holdings	46,000	23,992
Siam Cement NVDR	2,400	30,672
Siam Cement-Foreign	2,747	35,249
Sociedad Quimica y Minera de Chile ADR	1,700	24,718
Ultratech Cement	2,147	87,665
Vale ADR	6,950	29,190

		389,944

Telecommunication Services – 1.51%
America Movil Class L ADR	3,800	62,890
China Mobile	14,768	176,767
China Mobile ADR	2,050	121,975
KT ADR †	3,900	50,973
MegaFon GDR	3,083	37,458
Mobile TeleSystems ADR	2,700	19,494
Reliance Communications †	19,153	19,889
SK Telecom ADR	14,500	353,800
Telefonica Brasil ADR	7,080	64,640
Tim Participacoes ADR	9,500	89,775
Turkcell Iletisim Hizmetleri ADR	4,750	41,230
Vodacom Group	6,159	61,264

		1,100,155

Utilities – 0.00%
Enel OGK-5 GDR	100	58

		58

Total Emerging Markets (cost $7,691,117)		6,446,187

Total Common Stock (cost $45,148,071)		54,710,230

Convertible Preferred Stock – 0.10%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	100	3,340

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	118	$4,417
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	8	8,602
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	6	2,460
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	60	6,112
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	150	8,297
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	40	3,125
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	50	2,183
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49 @	8	907
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	5	6,675
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @	191	3,572
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	144	7,306
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	130	8,978
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	4	4,672

Total Convertible Preferred Stock (cost $87,247)		70,646

Exchange-Traded Funds – 1.33%
Financial Select Sector SPDR® Fund	8,855	200,654
iShares MSCI EAFE Growth Index ETF	1,445	92,205
iShares MSCI EAFE Index ETF	450	25,794

	Number of shares	Value (U.S. $)
Exchange-Traded Funds (continued)
PowerShares KBW Bank Portfolio	17,835	$641,347
Vanguard FTSE Developed Markets ETF	310	11,048

Total Exchange-Traded Funds (cost $1,072,018)		971,048

	Principal amount°
Agency Collateralized Mortgage Obligations – 0.34%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	410	466
Series 2003-26 AT 5.00% 11/25/32	3,329	3,397
Series 2005-70 PA 5.50% 8/25/35	1,756	1,994
Series 2010-29 PA 4.50% 10/25/38	5,846	6,000
Series 2010-41 PN 4.50% 4/25/40	20,000	21,913
Series 2010-43 HJ 5.50% 5/25/40	2,439	2,769
Series 2012-122 SD 5.906% 11/25/42 ●S	81,571	20,163
Series 2013-26 ID 3.00% 4/25/33 S	80,114	11,611
Series 2013-38 AI 3.00% 4/25/33 S	77,502	11,022
Series 2013-44 DI 3.00% 5/25/33 S	88,892	12,841
Series 2014-36 ZE 3.00% 6/25/44	13,530	12,282
Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24 ¿	40,000	42,408
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22	23,952	25,958
Series 4065 DE 3.00% 6/15/32	5,000	5,089
Series 4185 LI 3.00% 3/15/33 S	78,991	11,276
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	55,845

Total Agency Collateralized Mortgage Obligations (cost $245,852)		245,034

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities – 3.74%
Fannie Mae ARM 2.417% 5/1/43 ●	10,806	$11,021
2.553% 6/1/43 ●	3,495	3,585
2.913% 7/1/45 ●	4,975	5,125
3.18% 4/1/44 ●	12,474	12,982
3.26% 3/1/44 ●	13,938	14,560
3.288% 9/1/43 ●	10,214	10,678
Fannie Mae S.F. 15 yr 2.50% 2/1/28	34,161	35,150
3.50% 7/1/26	9,504	10,079
3.50% 12/1/28	3,278	3,490
4.00% 5/1/24	71,167	75,559
4.00% 1/1/27	48,736	51,875
4.50% 4/1/18	665	689
5.00% 12/1/20	846	900
5.00% 6/1/23	1,582	1,699
5.50% 7/1/22	4,818	5,267
Fannie Mae S.F. 20 yr 3.00% 2/1/33	1,574	1,633
3.00% 8/1/33	4,990	5,185
3.50% 4/1/33	1,496	1,584
3.50% 9/1/33	6,864	7,272
4.00% 1/1/31	2,413	2,601
4.00% 2/1/31	6,272	6,761
5.00% 11/1/23	618	680
5.50% 8/1/28	4,020	4,484
5.50% 12/1/29	1,010	1,127
6.00% 9/1/29	5,421	6,109
Fannie Mae S.F. 30 yr 3.00% 7/1/42	20,016	20,367
3.00% 10/1/42	98,568	100,249
3.00% 12/1/42	23,578	23,981
3.00% 2/1/43	4,236	4,307
3.00% 4/1/43	37,359	37,981
3.00% 5/1/43	8,205	8,339
3.50% 8/1/42	15,957	16,752
4.00% 8/1/43	4,032	4,328
4.50% 7/1/41	5,592	6,073
4.50% 8/1/41	29,193	31,779
4.50% 9/1/42	100,201	108,948
4.50% 11/1/43	15,139	16,427
4.50% 5/1/44	74,872	81,317
4.50% 6/1/44	12,032	13,081
4.50% 9/1/44	62,554	67,988
4.50% 10/1/44	48,439	52,657
4.50% 2/1/45	121,275	131,640
5.00% 11/1/35	1,478	1,629
5.50% 12/1/32	435	489

(continues)                             17

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 5.50% 2/1/33	6,133	$6,872
5.50% 2/1/34	46,768	52,651
5.50% 4/1/34	2,367	2,659
5.50% 11/1/34	2,526	2,845
5.50% 3/1/35	4,712	5,307
5.50% 6/1/35	1,641	1,832
5.50% 1/1/36	7,358	8,290
5.50% 4/1/36	16,692	18,747
5.50% 7/1/36	620	699
5.50% 9/1/36	14,531	16,354
5.50% 11/1/36	1,829	2,049
5.50% 1/1/37	7,505	8,417
5.50% 2/1/37	6,083	6,812
5.50% 4/1/37	14,373	16,102
5.50% 8/1/37	7,768	8,749
5.50% 1/1/38	267	299
5.50% 2/1/38	6,413	7,210
5.50% 3/1/38	3,927	4,415
5.50% 4/1/38	8,717	9,723
5.50% 6/1/38	15,861	17,762
5.50% 9/1/38	6,348	7,138
5.50% 1/1/39	7,194	8,044
5.50% 2/1/39	26,263	29,563
5.50% 7/1/40	13,997	15,759
5.50% 9/1/41	7,586	8,500
6.00% 6/1/36	938	1,060
6.00% 12/1/36	854	969
6.00% 2/1/37	2,687	3,037
6.00% 5/1/37	29,811	33,653
6.00% 6/1/37	460	523
6.00% 7/1/37	505	573
6.00% 8/1/37	5,625	6,351
6.00% 9/1/37	983	1,110
6.00% 11/1/37	1,257	1,417
6.00% 5/1/38	22,486	25,400
6.00% 7/1/38	321	362
6.00% 9/1/38	2,237	2,529
6.00% 10/1/38	9,422	10,644
6.00% 11/1/38	2,102	2,392
6.00% 1/1/39	4,169	4,715
6.00% 2/1/39	4,249	4,799
6.00% 3/1/40	3,354	3,796
6.00% 7/1/40	6,841	7,715
6.00% 9/1/40	3,349	3,786
6.00% 11/1/40	1,137	1,295
6.00% 5/1/41	45,620	51,602
6.50% 2/1/36	2,161	2,469
6.50% 3/1/40	22,675	26,210

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA 3.00% 11/1/45	989,000	$1,000,203
4.50% 11/1/45	39,000	42,240
Freddie Mac ARM 2.515% 1/1/44 ●	27,104	27,920
2.958% 10/1/45 ●	9,000	9,266
Freddie Mac S.F. 15 yr 2.50% 3/1/28	5,008	5,156
4.50% 8/1/24	7,952	8,520
4.50% 7/1/25	1,338	1,427
4.50% 6/1/26	3,441	3,671
4.50% 9/1/26	4,993	5,332
Freddie Mac S.F. 20 yr 3.00% 6/1/34	4,752	4,931
3.50% 1/1/34	11,685	12,341
Freddie Mac S.F. 30 yr 3.00% 10/1/42	10,279	10,435
3.00% 11/1/42	11,181	11,366
4.50% 4/1/41	7,848	8,518
5.50% 3/1/34	949	1,058
5.50% 12/1/34	835	932
5.50% 6/1/36	560	620
5.50% 11/1/36	1,301	1,440
5.50% 12/1/36	234	259
5.50% 9/1/37	1,156	1,280
5.50% 4/1/38	3,391	3,755
5.50% 6/1/38	784	868
5.50% 7/1/38	4,047	4,480
5.50% 6/1/39	3,705	4,101
5.50% 3/1/40	3,456	3,828
5.50% 8/1/40	12,697	14,056
5.50% 1/1/41	4,047	4,482
5.50% 6/1/41	17,655	19,545
6.00% 2/1/36	1,915	2,182
6.00% 1/1/38	1,142	1,288
6.00% 6/1/38	3,183	3,582
6.00% 8/1/38	15,480	17,650
6.00% 5/1/40	5,837	6,635
6.00% 7/1/40	6,825	7,665
6.50% 4/1/39	5,113	5,845
GNMA I S.F. 30 yr 5.00% 6/15/40	1,742	1,935

Total Agency Mortgage-Backed Securities (cost $2,711,360)		2,730,444

	Principal amount°	Value (U.S. $)
Agency Obligation – 0.01%
Tennessee Valley Authority 4.25% 9/15/65	10,000	$10,081

Total Agency Obligation (cost $9,731)		10,081

Commercial Mortgage-Backed Securities – 1.26%
Banc of America Commercial Mortgage Trust Series 2006-1 AM 5.421% 9/10/45 ●	10,000	10,052
Series 2007-4 AM 6.002% 2/10/51 ●	20,000	21,317
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	26,382
CD Commercial Mortgage Trust Series 2005-CD1 AJ 5.289% 7/15/44 ●	2,766	2,765
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49 ●	10,000	10,485
Series 2014-GC25 A4 3.635% 10/10/47	10,000	10,424
COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	10,000	10,583
Series 2014-CR20 A4 3.59% 11/10/47	20,000	20,808
Series 2014-CR20 AM 3.938% 11/10/47	30,000	31,213
Series 2014-CR21 A3 3.528% 12/10/47	10,000	10,352
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,889
FREMF Mortgage Trust Series 2011-K10 B 144A 4.781% 11/25/49 #●	10,000	10,814
Series 2012-K18 B 144A 4.41% 1/25/45 #●	10,000	10,710
Series 2012-K19 B 144A 4.175% 5/25/45 #●	10,000	10,649
Series 2012-K22 B 144A 3.812% 8/25/45 #●	15,000	15,329
Series 2012-K22 C 144A 3.812% 8/25/45 #●	10,000	10,114
Series 2012-K707 B 144A 4.019% 1/25/47 #●	10,000	10,334

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2012-K708 B 144A 3.886% 2/25/45 #●	20,000	$20,839
Series 2012-K708 C 144A 3.886% 2/25/45 #●	10,000	10,226
Series 2013-K26 C 144A 3.723% 12/25/45 #●	10,000	9,768
Series 2013-K30 C 144A 3.668% 6/25/45 #●	10,000	9,854
Series 2013-K31 C 144A 3.74% 7/25/46 #●	20,000	19,916
Series 2013-K33 B 144A 3.618% 8/25/46 #●	10,000	10,062
Series 2013-K712 B 144A 3.484% 5/25/45 #●	15,000	15,415
Series 2013-K713 B 144A 3.274% 4/25/46 #●	15,000	15,286
Series 2013-K713 C 144A 3.274% 4/25/46 #●	25,000	24,907
Series 2014-K716 C 144A 4.085% 8/25/47 #●	10,000	10,248
Series 2015-K47 B 144A 3.723% 6/25/48 #●	25,000	23,467
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	219,471
GS Mortgage Securities Trust Series 2015-GC32 A4 3.764% 7/10/48	10,000	10,514
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 A1 1.254% 2/15/47	7,540	7,540
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.675% 8/12/37 ●	10,000	10,929
Series 2005-LDP4 AJ 5.04% 10/15/42 ●	24,886	24,879
Series 2005-LDP5 D 5.563% 12/15/44 ●	10,000	9,977
Series 2006-LDP8 AM 5.44% 5/15/45	40,000	41,094
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	1,202	1,213
Series 2006-C6 AJ 5.452% 9/15/39 ●	10,000	10,325
Series 2006-C6 AM 5.413% 9/15/39	20,000	20,683

(continues)                             19

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 A3 3.046% 4/15/48	10,000	$9,916
Series 2015-C23 A4 3.719% 7/15/50	25,000	26,123
Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.397% 11/14/42 ●	50,000	49,962
Series 2006-TOP21 AM 5.204% 10/12/52 ●	25,000	25,101
Series 2006-TOP23 A4 6.017% 8/12/41 ●	21,889	22,320
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	10,000	10,176

Total Commercial Mortgage-Backed Securities (cost $922,456)		918,431

Convertible Bonds – 0.36%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18 @	12,000	12,135
Ares Capital 5.75% exercise price $18.36, expiration date 2/1/16	3,000	3,026
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	12,000	12,435
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	4,000	5,395
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	14,000	14,709
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	5,000	4,756
Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18 #	6,000	5,659
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	9,000	8,381

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	6,000	$5,475
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18 @	6,000	5,273
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	5,000	3,575
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	5,000	4,325
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	5,000	6,278
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18 @	6,000	5,681
General Cable 4.50% exercise price $33.77, expiration date 11/15/29 @f	11,000	6,662
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	2,000	8,577
HealthSouth 2.00% exercise price $38.30, expiration date 11/30/43	6,000	6,810
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	7,000	5,749
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	2,000	4,197
inContact 144A 2.50% exercise price $14.23, expiration date 4/1/22 #	8,000	6,675
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	7,000	8,339
Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43 #	8,000	7,200
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	7,000	6,952
Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25 #	5,000	4,809

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
New Mountain Finance 5.00% exercise price $15.93, expiration date 6/15/19	10,000	$10,006
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	4,000	7,853
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	5,000	6,328
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	6,000	6,656
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	1,000	1,371
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	7,000	6,856
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	2,000	2,493
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18 @	9,000	8,061
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21 @	12,000	10,973
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	6,000	3,079
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19 @	2,000	1,515
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19 @	8,000	7,860
Vector Group 1.75% exercise price $24.64, expiration date 4/15/20 ●	11,000	12,334
Vector Group 2.50% exercise price $15.98, expiration date 1/14/19 ●	3,000	4,528
VEREIT 3.75% exercise price $15.15, expiration date 12/14/20 @	11,000	10,182

Total Convertible Bonds (cost $260,503)		263,168

		Principal amount°	Value (U.S. $)
Corporate Bonds – 7.33%
Banking – 0.56%
Bank of America 3.95% 4/21/25		45,000	$43,864
Bank of New York Mellon 2.15% 2/24/20		5,000	5,008
BB&T 5.25% 11/1/19		45,000	49,875
City National 5.25% 9/15/20		10,000	11,411
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.25% 1/13/22	AUD	7,000	5,111
Fifth Third Bancorp 2.875% 7/27/20		5,000	5,047
Goldman Sachs Group 5.20% 12/17/19	NZD	16,000	10,712
JPMorgan Chase 0.924% 1/28/19 ●		7,000	6,978
4.25% 11/2/18	NZD	15,000	9,766
4.25% 10/1/27		15,000	14,973
Morgan Stanley 1.143% 1/24/19 ●		8,000	8,011
5.00% 9/30/21	AUD	9,000	6,687
MUFG Americas Holdings 2.25% 2/10/20		10,000	9,977
3.00% 2/10/25		25,000	23,944
PNC Funding 5.625% 2/1/17		37,000	38,979
Santander Holdings USA 3.45% 8/27/18		10,000	10,341
State Street 2.55% 8/18/20		15,000	15,209
3.10% 5/15/23		10,000	9,858
3.55% 8/18/25		15,000	15,323
SunTrust Banks 2.35% 11/1/18		20,000	20,237
US Bancorp 3.60% 9/11/24 @		10,000	10,172
USB Capital IX 3.50% 10/29/49 ●		55,000	44,825
Wells Fargo 4.30% 7/22/27		20,000	20,411
Zions Bancorporation 4.50% 6/13/23		10,000	10,400

			407,119

Basic Industry – 0.64%
ArcelorMittal 10.60% 6/1/19		30,000	32,513
Ball 5.25% 7/1/25		10,000	9,894
CF Industries 6.875% 5/1/18		25,000	27,889
7.125% 5/1/20		22,000	25,887
Chemours 144A 7.00% 5/15/25 #		19,000	12,540

(continues)                             21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical 8.55% 5/15/19	78,000	$94,367
Freeport-McMoran Oil & Gas 6.50% 11/15/20	12,000	10,853
Georgia-Pacific 8.00% 1/15/24	35,000	45,433
Grace (W.R.) 144A 5.125% 10/1/21 #	5,000	4,950
HD Supply 7.50% 7/15/20	8,000	8,360
International Paper 3.80% 1/15/26	50,000	49,366
5.00% 9/15/35	10,000	9,835
INVISTA Finance 144A 4.25% 10/15/19 #	20,000	19,400
Joseph T Ryerson & Son 9.00% 10/15/17	13,000	11,635
11.25% 10/15/18 @	3,000	2,737
Lundin Mining 144A 7.50% 11/1/20 #	8,000	7,760
LyondellBasell Industries 4.625% 2/26/55	20,000	17,031
Methanex 4.25% 12/1/24	15,000	14,469
Novelis 8.75% 12/15/20	5,000	4,839
PolyOne 5.25% 3/15/23	13,000	12,357
PPG Industries 2.30% 11/15/19	10,000	10,092
Rockwood Specialties Group 4.625% 10/15/20	5,000	5,177
Tronox Finance 6.375% 8/15/20	10,000	6,400
144A 7.50% 3/15/22 #	15,000	9,525
Weyerhaeuser 4.625% 9/15/23	15,000	16,049

		469,358

Brokerage – 0.03%
Jefferies Group 5.125% 1/20/23	5,000	5,017
6.45% 6/8/27	5,000	5,209
6.50% 1/20/43	5,000	4,762
Lazard Group 6.85% 6/15/17	6,000	6,486

		21,474

Capital Goods – 0.18%
BWAY Holding 144A 9.125% 8/15/21 #	20,000	19,400
Crane 2.75% 12/15/18	5,000	5,049
4.45% 12/15/23	15,000	15,742

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Embraer Netherlands Finance 5.05% 6/15/25		15,000	$13,916
Fortune Brands Home & Security 3.00% 6/15/20		10,000	10,086
Gates Global 144A 6.00% 7/15/22 #		15,000	12,150
Masco 4.45% 4/1/25		10,000	10,150
Milacron 144A 7.75% 2/15/21 #		8,000	8,200
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		5,000	5,041
Plastipak Holdings 144A 6.50% 10/1/21 #		13,000	12,480
TransDigm 6.00% 7/15/22		13,000	12,187
6.50% 7/15/24		10,000	9,449

			133,850

Consumer Cyclical – 0.53%
American Axle & Manufacturing 6.25% 3/15/21		9,000	9,011
AutoNation 3.35% 1/15/21		5,000	5,060
4.50% 10/1/25		5,000	5,106
Caesars Growth Properties Holdings 9.375% 5/1/22		8,000	6,300
CDK Global 4.50% 10/15/24		5,000	5,045
Daimler 2.75% 12/10/18	NOK	80,000	9,694
Ford Motor 7.45% 7/16/31		14,000	17,434
General Motors Financial 3.45% 4/10/22		55,000	52,980
4.00% 1/15/25		10,000	9,488
4.375% 9/25/21		10,000	10,223
Harman International Industries 4.15% 5/15/25		20,000	19,929
Host Hotels & Resorts 3.75% 10/15/23		5,000	4,902
Hyundai Capital America 144A 2.55% 2/6/19 #		20,000	20,121
Kohl’s 4.25% 7/17/25		15,000	15,055
Lear 5.25% 1/15/25		30,000	29,550
Lowe’s 3.375% 9/15/25		15,000	15,174
Marriott International 3.375% 10/15/20		15,000	15,566
Meritor 6.75% 6/15/21		9,000	9,090
Netflix 144A 5.875% 2/15/25 #		21,000	21,683

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
QVC 4.375% 3/15/23	20,000	$19,472
5.45% 8/15/34	15,000	13,440
Sally Holdings 5.75% 6/1/22	5,000	5,237
Signet UK Finance 4.70% 6/15/24	30,000	30,349
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @	10,000	9,816
4.50% 10/1/34 @	5,000	4,425
Target 2.30% 6/26/19	5,000	5,110
Toyota Motor Credit 2.80% 7/13/22	20,000	20,139

		389,399

Consumer Non-Cyclical – 0.77%
Actavis Funding 3.80% 3/15/25	5,000	4,840
Baxalta 144A 4.00% 6/23/25 #	15,000	15,053
Becton Dickinson 6.375% 8/1/19	20,000	22,882
Biogen 4.05% 9/15/25	5,000	5,061
5.20% 9/15/45	10,000	10,129
Boston Scientific 6.00% 1/15/20	30,000	33,677
Campbell Soup 3.30% 3/19/25	20,000	19,802
Celgene 5.00% 8/15/45	5,000	4,979
Community Health Systems 6.875% 2/1/22	10,000	10,237
DaVita HealthCare Partners 5.00% 5/1/25	50,000	48,125
EMD Finance 144A 2.95% 3/19/22 #	10,000	9,895
Express Scripts Holding 2.25% 6/15/19	15,000	14,966
3.50% 6/15/24	5,000	4,930
HCA 5.375% 2/1/25	35,000	34,737
HealthSouth 5.125% 3/15/23	5,000	4,831
5.75% 11/1/24	5,000	4,950
IASIS Healthcare 8.375% 5/15/19	40,000	41,250
Immucor 11.125% 8/15/19	43,000	44,505
JBS USA 144A 5.75% 6/15/25 #	15,000	13,875
Kinetic Concepts 10.50% 11/1/18	13,000	13,640

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	5,000	$4,794
144A 5.50% 4/15/25 #	20,000	17,900
Omnicare 5.00% 12/1/24	10,000	10,900
Prestige Brands 144A 5.375% 12/15/21 #	17,000	16,660
Reynolds American 2.30% 6/12/18	15,000	15,171
4.00% 6/12/22	5,000	5,232
5.85% 8/15/45	5,000	5,583
St. Jude Medical 2.80% 9/15/20	10,000	10,065
3.875% 9/15/25	15,000	15,232
Sysco 2.60% 10/1/20	10,000	10,015
3.75% 10/1/25	15,000	15,176
Tenet Healthcare 4.50% 4/1/21	15,000	14,831
Valeant Pharmaceuticals International 144A 5.875% 5/15/23 #	15,000	14,372
Zimmer Biomet Holdings 3.375% 11/30/21	20,000	20,250
4.625% 11/30/19	20,000	21,700

		560,245

Energy – 0.89%
AmeriGas Finance 7.00% 5/20/22	17,000	17,510
Bristow Group 6.25% 10/15/22	8,000	6,920
Chaparral Energy 7.625% 11/15/22	5,000	1,500
Chesapeake Energy 4.875% 4/15/22	20,000	13,150
Continental Resources 4.50% 4/15/23	30,000	26,091
Dominion Gas Holdings 3.60% 12/15/24	15,000	14,952
4.60% 12/15/44	25,000	23,849
Ecopetrol 5.375% 6/26/26	10,000	8,737
Enbridge Energy Partners 8.05% 10/1/37 ●	40,000	38,600
Energy Transfer Partners 9.70% 3/15/19	15,000	17,909
EnLink Midstream Partners 4.15% 6/1/25	15,000	13,786
Ensco 4.70% 3/15/21	20,000	16,861

(continues)                             23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 7.034% 1/15/68 ●	50,000	$52,875
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	10,000	10,084
Kinder Morgan Energy Partners 9.00% 2/1/19	20,000	23,641
Laredo Petroleum 7.375% 5/1/22	17,000	16,533
Marathon Oil 3.85% 6/1/25	20,000	17,741
Murphy Oil USA 6.00% 8/15/23	21,000	21,577
Newfield Exploration 5.375% 1/1/26	20,000	18,400
5.625% 7/1/24	10,000	9,500
NiSource Finance 6.125% 3/1/22	15,000	17,495
Noble Energy 5.05% 11/15/44	10,000	8,690
Noble Holding International 4.00% 3/16/18	5,000	4,739
Oasis Petroleum 6.875% 3/15/22	16,000	12,757
PDC Energy 7.75% 10/15/22	5,000	5,000
Petrobras Global Finance 4.875% 3/17/20	6,000	4,365
Petroleos Mexicanos 144A 4.25% 1/15/25 #	10,000	9,175
Plains All American Pipeline 8.75% 5/1/19	20,000	23,875
Pride International 6.875% 8/15/20	25,000	23,812
Regency Energy Partners 5.50% 4/15/23	17,000	16,533
5.875% 3/1/22	15,000	15,391
Sunoco Logistics Partners Operations 3.45% 1/15/23	25,000	21,768
Talisman Energy 3.75% 2/1/21	10,000	9,442
5.50% 5/15/42	20,000	15,497
Weatherford International Bermuda 4.50% 4/15/22	10,000	8,099
Williams Partners 4.00% 9/15/25	20,000	17,357
7.25% 2/1/17	15,000	15,966
Woodside Finance 144A 3.65% 3/5/25 #	15,000	13,595
144A 8.75% 3/1/19 #	15,000	17,739

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
YPF 144A 8.75% 4/4/24 #		10,000	$8,888
144A 8.875% 12/19/18 #		10,000	9,700

			650,099

Financials – 0.14%
Affiliated Managers Group 3.50% 8/1/25		15,000	14,461
American Tower 4.00% 6/1/25		5,000	4,888
Aviation Capital Group 144A 4.875% 10/1/25 #		10,000	9,963
144A 6.75% 4/6/21 #		10,000	11,237
General Electric Capital 2.10% 12/11/19		10,000	9,991
4.25% 1/17/18	NZD	10,000	6,533
5.55% 5/4/20		10,000	11,557
6.00% 8/7/19		19,000	21,986
Lazard Group 3.75% 2/13/25		10,000	9,560

			100,176

Insurance – 0.47%
Berkshire Hathaway Finance 2.90% 10/15/20		20,000	20,782
Highmark 144A 4.75% 5/15/21 #		5,000	5,200
HUB International 144A 7.875% 10/1/21 #		13,000	12,447
Liberty Mutual Group 144A 4.95% 5/1/22 #		10,000	10,827
MetLife 6.40% 12/15/36		30,000	32,775
6.817% 8/15/18		80,000	91,172
Prudential Financial 4.50% 11/15/20		35,000	38,416
5.375% 5/15/45 ●		10,000	9,937
5.625% 6/15/43 ●		10,000	10,345
5.875% 9/15/42 ●		20,000	21,250
TIAA Asset Management Finance 144A 2.95% 11/1/19 #		10,000	10,149
144A 4.125% 11/1/24 #		20,000	20,426
USI 144A 7.75% 1/15/21 #		5,000	4,913
Voya Financial 5.65% 5/15/53 ●		15,000	15,195
XLIT 4.45% 3/31/25		20,000	20,053

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT 5.50% 3/31/45	10,000	$9,445
6.50% 10/29/49 ●	10,000	7,965

		341,297

Media – 0.23%
CBS 4.00% 1/15/26	10,000	9,858
CCO Holdings 144A 5.125% 5/1/23 #	15,000	13,866
CCO Safari II 144A 4.908% 7/23/25 #	30,000	29,902
CSC Holdings 5.25% 6/1/24	36,000	28,485
DISH DBS 5.00% 3/15/23	11,000	9,240
Gray Television 7.50% 10/1/20	23,000	23,661
Sirius XM Radio 144A 5.375% 4/15/25 #	25,000	23,937
Time Warner 4.85% 7/15/45	10,000	9,852
Tribune Media 144A 5.875% 7/15/22 #	20,000	19,450

		168,251

Real Estate – 0.19%
Alexandria Real Estate Equities 4.60% 4/1/22	10,000	10,523
Carey (W.P.) 4.60% 4/1/24	10,000	10,215
CBL & Associates 4.60% 10/15/24	15,000	14,691
5.25% 12/1/23	5,000	5,217
Corporate Office Properties 3.60% 5/15/23	15,000	14,097
5.25% 2/15/24	15,000	15,506
DDR 7.50% 4/1/17	5,000	5,413
7.875% 9/1/20	10,000	12,229
Education Realty Operating Partnership 4.60% 12/1/24	10,000	10,068
Excel Trust 4.625% 5/15/24	5,000	4,955
Hospitality Properties Trust 4.50% 3/15/25	10,000	9,817
Omega Healthcare Investors 144A 5.25% 1/15/26 #	10,000	10,185
UDR 4.00% 10/1/25	5,000	5,087
Ventas Realty 4.125% 1/15/26	10,000	10,101

		138,104

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services – 0.17%
AECOM 144A 5.75% 10/15/22 #	2,000	$2,016
144A 5.875% 10/15/24 #	18,000	18,180
DigitalGlobe 144A 5.25% 2/1/21 #	30,000	28,575
GEO Group 5.125% 4/1/23	10,000	9,950
5.875% 10/15/24	10,000	10,150
MGM Resorts International 6.00% 3/15/23	18,000	17,527
United Rentals North America 5.50% 7/15/25	13,000	12,204
Wynn Las Vegas 144A 5.50% 3/1/25 #	15,000	12,919
Zayo Group 144A 6.00% 4/1/23 #	10,000	9,725

		121,246

Technology – 0.45%
Apple 3.45% 2/9/45	20,000	16,976
Cisco Systems 1.65% 6/15/18	20,000	20,154
First Data 11.25% 1/15/21	13,000	14,235
Flextronics International 144A 4.75% 6/15/25 #	20,000	19,424
Hewlett Packard Enterprise 144A 2.85% 10/5/18 #	10,000	9,987
144A 3.60% 10/15/20 #	10,000	9,997
144A 4.90% 10/15/25 #	10,000	9,973
Jabil Circuit 7.75% 7/15/16	8,000	8,300
Micron Technology 144A 5.25% 8/1/23 #	30,000	27,669
5.50% 2/1/25	20,000	18,400
Molex Electronic Technologies 144A 2.878% 4/15/20 #	15,000	14,852
144A 3.90% 4/15/25 #	15,000	14,646
Oracle 2.95% 5/15/25	30,000	29,284
3.25% 5/15/30	15,000	14,130
4.30% 7/8/34	5,000	5,022
QUALCOMM 3.00% 5/20/22	55,000	54,280
3.45% 5/20/25	10,000	9,454
Seagate HDD Cayman 4.75% 1/1/25	20,000	19,235
144A 4.875% 6/1/27 #	15,000	13,983

		330,001

(continues)                             25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 0.73%
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	$19,818
AT&T 3.40% 5/15/25	15,000	14,346
4.50% 5/15/35	10,000	9,177
4.75% 5/15/46	25,000	22,996
CC Holdings GS V 3.849% 4/15/23	10,000	9,981
CenturyLink 5.80% 3/15/22	20,000	17,175
6.75% 12/1/23	13,000	11,424
Crown Castle Towers 144A 4.883% 8/15/20 #	55,000	59,586
Equinix 5.375% 4/1/23	20,000	19,662
Frontier Communications 144A 8.875% 9/15/20 #	30,000	29,475
Hughes Satellite Systems 7.625% 6/15/21	5,000	5,375
Intelsat Luxembourg 8.125% 6/1/23 @	46,000	30,130
Level 3 Financing 144A 5.375% 5/1/25 #	10,000	9,531
Motorola Solutions 3.50% 3/1/23	35,000	31,592
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,875
Scripps Networks Interactive 3.95% 6/15/25	10,000	9,699
SES 144A 3.60% 4/4/23 #	20,000	20,234
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	20,000	19,805
Sprint 7.125% 6/15/24	26,000	20,075
7.875% 9/15/23	5,000	4,059
Telefonica Emisiones 6.421% 6/20/16	75,000	77,681
Time Warner Cable 5.50% 9/1/41	10,000	8,985
T-Mobile USA 6.125% 1/15/22	16,000	15,480
Verizon Communications 4.40% 11/1/34	10,000	9,334
4.862% 8/21/46	30,000	28,240
WPP Finance 2010 5.625% 11/15/43	5,000	5,259

		533,994

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.13%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	10,000	$9,713
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	15,000	14,726
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	5,000	5,019
Kansas City Southern de Mexico 3.00% 5/15/23	10,000	9,691
Trinity Industries 4.55% 10/1/24 @	10,000	9,463
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	5,000	5,119
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	15,000	15,056
United Parcel Service 5.125% 4/1/19	20,000	22,416

		91,203

Utilities – 1.22%
AES Gener 144A 5.25% 8/15/21 #	20,000	20,993
Ameren Illinois 9.75% 11/15/18	35,000	43,263
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	44,459
American Water Capital 3.40% 3/1/25	15,000	15,218
4.30% 9/1/45	5,000	5,052
Appalachian Power 4.45% 6/1/45	10,000	9,747
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	51,605
Calpine 5.375% 1/15/23	10,000	9,375
5.50% 2/1/24	20,000	18,700
CMS Energy 6.25% 2/1/20	10,000	11,545
ComEd Financing III 6.35% 3/15/33 @	20,000	21,063
Dominion Resources 1.90% 6/15/18	25,000	24,992
DTE Energy 144A 3.30% 6/15/22 #	15,000	15,372
Electricite de France 144A 4.60% 1/27/20 #	40,000	44,183

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Entergy 4.00% 7/15/22	25,000	$25,854
Entergy Arkansas 3.70% 6/1/24	5,000	5,145
Entergy Louisiana 4.05% 9/1/23	20,000	21,159
Exelon 3.95% 6/15/25	15,000	15,169
5.10% 6/15/45	15,000	15,375
Great Plains Energy 4.85% 6/1/21	10,000	10,982
Integrys Holdings 6.11% 12/1/66 @•	30,000	25,431
Interstate Power & Light 3.40% 8/15/25	10,000	10,186
IPALCO Enterprises 5.00% 5/1/18	10,000	10,525
ITC Holdings 3.65% 6/15/24	10,000	10,049
Kansas City Power & Light 3.65% 8/15/25	20,000	20,459
LG&E & KU Energy 4.375% 10/1/21	20,000	21,847
Louisville Gas & Electric 3.30% 10/1/25	5,000	5,089
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,105
National Rural Utilities Cooperative Finance 2.85% 1/27/25	15,000	14,556
4.75% 4/30/43 ●	20,000	19,880
NextEra Energy Capital Holdings 2.40% 9/15/19	15,000	14,970
3.625% 6/15/23	5,000	5,056
NV Energy 6.25% 11/15/20	15,000	17,506
Pennsylvania Electric 5.20% 4/1/20	15,000	16,360
Public Service of Oklahoma 5.15% 12/1/19	70,000	78,597
Puget Energy 6.00% 9/1/21	10,000	11,513
SCANA 4.125% 2/1/22	15,000	15,264
Southern 2.75% 6/15/20	70,000	69,861
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	5,000	5,033
WEC Energy Group 3.55% 6/15/25	15,000	15,265

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Xcel Energy 3.30% 6/1/25	65,000	$64,566

		886,369

Total Corporate Bonds (cost $5,396,420)		5,342,185

Municipal Bonds – 0.26%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	10,000	11,361
California State Various Purpose 5.00% 3/1/45	15,000	17,024
City of Chicago, Illinois (Taxable Build America Bond) Series B 7.75% 1/1/42	20,000	20,115
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	5,000	4,151
5.75% 6/1/47	10,000	8,973
Golden State, California Tobacco Securitization Enhanced Asset-Backed Series A 5.00% 6/1/40	25,000	27,728
5.00% 6/1/45	10,000	11,040
Maryland State Local Facilities 2nd Loan Series A 5.00% 8/1/21	10,000	11,975
New Jersey State Transportation Trust Fund (Transportation Program) Series AA 5.00% 6/15/44	10,000	10,088
New York City, New York Series I 5.00% 8/1/22	5,000	5,998
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	15,000	16,849
New York State Thruway Authority Series A 5.00% 5/1/19	10,000	11,314
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien NTE Mobility Partners Segments 3A & 3B) 6.75% 6/30/43 (AMT)	5,000	6,083

(continues)                             27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	25,000	$28,517

Total Municipal Bonds (cost $188,406)		191,216

Non-Agency Asset-Backed Securities – 0.62%
Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	25,000	25,044
Bank of America Credit Card Trust Series 2015-A1 A 0.537% 6/15/20 ●	50,000	49,924
Chase Issuance Trust Series 2013-A9 A 0.627% 11/16/20 ●	100,000	99,812
Discover Card Execution Note Trust Series 2015-A1 A1 0.557% 8/17/20 ●	135,000	134,515
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	10,000	9,995
PFS Financing Series 2015-AA A 144A 0.827% 4/15/20 #●	100,000	99,437
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	35,000	34,868

Total Non-Agency Asset-Backed Securities (cost $455,833)		453,595

Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	555	570
Series 2005-6 7A1 5.50% 7/25/20	587	572
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	8,930	8,946
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	26,668	27,508

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿		5,433	$5,546
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		4,358	4,446
Series 2006-AR5 2A1 2.713% 4/25/36 ●		10,885	10,224

Total Non-Agency Collateralized Mortgage Obligations (cost $52,614)			57,812

Regional Bonds – 0.05%Δ
Australia – 0.04%
New South Wales Treasury 4.00% 5/20/26	AUD	8,400	6,423
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	26,000	20,686

			27,109

Canada – 0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,223

			9,223

Total Regional Bonds (cost $41,586)			36,332

Senior Secured Loans – 2.46%«
Accudyne Industries (Hamilton Sundstrand Industrial) 1st Lien 4.00% 12/13/19		40,000	36,700
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		41,113	41,167
Air Medical Group Holdings Tranche B 1st Lien 4.50% 4/28/22		24,938	24,651
Aramark Tranche E 3.25% 9/7/19		24,250	24,271
Avaya 1st Lien 4.694% 10/26/17		45,000	37,125
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		25,000	24,844
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		64,005	63,768
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21		14,813	13,035

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	89,542	$87,453
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	14,963	14,046
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18	9,406	9,411
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	10,562	10,568
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	19,433	19,474
DPx Holdings 1st Lien 4.25% 3/11/21	9,875	9,749
Dynegy Tranche B2 4.00% 4/23/20	49,746	49,741
Energy Transfer Equity 1st Lien 3.25% 12/2/19	15,000	14,531
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17	4,873	4,865
First Data Tranche B 1st Lien 3.696% 3/24/17	40,000	39,875
4.196% 3/24/21	37,510	37,543
Flying Fortress 1st Lien 3.50% 6/30/17	50,000	49,977
Gardner Denver 1st Lien 4.25% 7/30/20	104,316	99,028
Gates Global 1st Lien 4.25% 7/3/21	44,774	42,605
HCA Tranche B5 1st Lien 2.944% 3/31/17	52,920	52,935
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	69,841	69,870
Houghton International 1st Lien 4.25% 12/20/19	87,525	87,484
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	74,438	72,763
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	24,128	24,184
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	40,000	33,300
Immucor Tranche B2 1st Lien 5.00% 8/19/18	38,633	38,472

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19		62,438	$61,018
Landry’s Tranche B 1st Lien 4.00% 4/24/18		17,116	17,142
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		35,000	34,961
MGM Resorts International 1st Lien 3.50% 12/20/19		79,591	79,081
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21		13,622	13,474
Neiman Marcus Group 1st Lien 4.25% 10/25/20		24,874	24,400
Novelis Tranche B 1st Lien 4.00% 6/2/22		64,838	64,115
Numericable US 1st Lien 4.50% 5/21/20		26,607	26,596
Numericable US Tranche B2 1st Lien 4.50% 5/21/20		23,018	22,900
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20		3,000	2,880
Republic of Angola (Unsecured) 6.25% 12/16/23 @		31,000	27,590
Scientific Games International 1st Lien 6.00% 10/18/20		29,475	29,173
Sensus 2nd Lien 8.50% 5/9/18 @		25,000	24,875
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		9,899	9,874
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		79,470	78,885
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		24,316	24,144
Valeant Pharmaceuticals International Tranche BE 1st Lien 3.75% 8/5/20		60,000	59,213
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		58,501	58,190

Total Senior Secured Loans (cost $1,819,671)			1,791,946

Sovereign Bonds – 0.47%Δ
Australia – 0.04%
Australia Government Bond 3.25% 4/21/25	AUD	9,000	6,656

(continues)                             29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Australia (continued)
Australia Government Bond 3.75% 4/21/37	AUD	33,000	$25,046

			31,702

Canada – 0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	3,000	2,521

			2,521

Dominican Republic – 0.13%
Dominican Republic International Bond 144A 5.50% 1/27/25 #		100,000	97,000

			97,000

Germany – 0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	5,000	5,572

			5,572

Hungary – 0.01%
Hungary Government International Bond 5.375% 3/25/24		4,000	4,350

			4,350

Italy – 0.08%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	51,000	57,474

			57,474

Japan – 0.01%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	450,000	3,629

			3,629

Mexico – 0.03%
Mexican Bonos 10.00% 12/5/24	MXN	294,000	22,178

			22,178

Norway – 0.02%
Norway Government Bond 144A 2.00% 5/24/23 #	NOK	100,000	12,369

			12,369

Peru – 0.02%
Peruvian Government International Bond 4.125% 8/25/27		12,000	11,820

			11,820

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Poland – 0.02%
Poland Government Bond 3.25% 7/25/25	PLN	56,000	$15,268

			15,268

Republic of Korea – 0.02%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	21,505,194	17,750

			17,750

South Africa – 0.03%
South Africa Government Bond 8.00% 1/31/30	ZAR	373,000	25,085

			25,085

Sweden – 0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	35,000	4,503

			4,503

United Kingdom – 0.04%
United Kingdom Gilt 3.25% 1/22/44	GBP	3,500	6,129
3.50% 1/22/45	GBP	4,600	8,420
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	8,534	13,995

			28,544

Total Sovereign Bonds (cost $361,279)			339,765

Supranational Banks – 0.05%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	120,000,000	7,390
Inter-American Development Bank 6.00% 9/5/17	INR	1,300,000	19,576
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	17,000	11,579

Total Supranational Banks (cost $44,718)			38,545

U.S. Treasury Obligations – 3.65%
U.S. Treasury Bond 3.00% 5/15/45		135,000	138,189
U.S. Treasury Notes 1.375% 8/31/20		5,000	5,007
1.625% 7/31/20		980,000	992,103

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes 2.00% 8/15/25	165,000	$164,158
2.125% 5/15/25 ¥	1,355,000	1,363,416

Total U.S. Treasury Obligations (cost $2,628,404)		2,662,873

	Number of shares
Preferred Stock – 0.09%
Bank of America 6.10% ●	10,000	9,763
Integrys Energy Group 6.00% @●	600	16,140
National Retail Properties 5.70%	395	9,674
Public Storage 5.20%	450	10,683
U.S. Bancorp 3.50% ●	25	19,888

Total Preferred Stock (cost $63,750)		66,148

	Principal amount°
Short-Term Investments – 4.19%
Discount Notes – 1.75%≠
Federal Home Loan Bank 0.07% 10/5/15	360,287	360,286
0.102% 10/23/15	298,979	298,976
0.14% 10/28/15	32,408	32,407
0.17% 1/21/16	156,381	156,322
0.185% 1/19/16	65,603	65,579
0.195% 12/2/15	92,916	92,900
0.295% 3/2/16	31,752	31,725
Freddie Mac 0.075% 10/1/15	234,459	234,459

		1,272,654

Repurchase Agreements – 2.44%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $313,849 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $320,125)	313,848	313,848

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $523,081 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $533,542)	523,080	$523,080
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $943,074 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $961,933)	943,072	943,072

		1,780,000

Total Short-Term Investments (cost $3,052,569)		3,052,654
Total Value of Securities – 101.41% (cost $64,562,488)		$73,952,153

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $2,114,139, which represents 2.90% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $1,101,702, which represents 1.51% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $59,413, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.

(continues)                             31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30,2015.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(12,839)	USD	9,098	10/16/15	$95
BAML	CAD	(10,561)	USD	7,934	10/16/15	21
BAML	EUR	729	USD	(817)	10/16/15	(2)
BAML	NZD	(30,423)	USD	19,278	10/16/15	(150)
BNP	AUD	(73,333)	USD	51,970	10/16/15	543
BNP	NOK	(185,047)	USD	22,093	10/16/15	363
BNYM	CHF	5,433	USD	(5,572)	10/2/15	4
BNYM	EUR	(18,030)	USD	20,256	10/1/15	109
BNYM	EUR	2,318	USD	(2,591)	10/2/15	(1)
BNYM	GBP	3,432	USD	(5,198)	10/2/15	(6)
BNYM	HKD	23,779	USD	(3,066)	10/5/15	2
BNYM	JPY	779,379	USD	(6,506)	10/5/15	(10)
BNYM	SGD	3,196	USD	(2,249)	10/5/15	(3)
DB	MXN	(1,043)	USD	61	10/16/15	0
HSBC	GBP	(5,420)	USD	8,326	10/16/15	126
JPMC	KRW	(20,878,400)	USD	17,614	10/16/15	10
JPMC	PLN	(14,935)	USD	3,955	10/16/15	27
JPMC	SEK	(33,944)	USD	3,999	10/16/15	(57)
TD	CAD	36,746	USD	(27,648)	10/16/15	(113)
TD	EUR	(12,826)	USD	14,448	10/16/15	113
TD	JPY	(613,300)	USD	5,063	10/16/15	(50)

						$1,021

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	E-mini S&P 500 Index	$(196,373)	$(190,870)	12/21/15	$5,503
3	Euro-Bund	514,740	523,580	12/8/15	8,840
10	U.S. Treasury 5 yr Notes	1,195,307	1,205,156	1/2/16	9,849
2	U.S. Treasury 10 yr Notes	255,689	257,469	12/22/15	1,780
3	U.S. Treasury Long Bonds	463,624	472,031	12/22/15	8,407

		$2,232,987			$34,379

Swap Contracts

CDS Contracts2

Counter- party	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPMC CDX.NA.HY.24	79,200	5.00%	6/20/20	$2,250
ICE	MSC iTraxx EUR Crossover Series 24	EUR 55,000	5.00%	12/20/20	1,842
JPMC	CDX.EM.23	81,000	1.00%	6/20/20	2,330
JPMC	People’s Republic of China	32,000	1.00%	9/20/20	259

					$6,681

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(218).

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

SGD – Singapore Dollar

SPDR® – Standard & Poor’s Depositary Receipt

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 54.93%
U.S. Markets – 31.03%
Consumer Discretionary – 3.37%
Boot Barn Holdings †	5,875	$108,276
BorgWarner	3,230	134,336
Buffalo Wild Wings †	925	178,923
Century Communications =†	25,000	0
Cheesecake Factory	2,875	155,135
Cinemark Holdings	2,330	75,702
Comcast Class A Special	4,060	232,394
Del Frisco’s Restaurant Group †	6,950	96,535
Discovery Communications Class A †	7,008	182,418
Discovery Communications Class C †	12,566	305,228
Disney (Walt)	3,880	396,536
DSW Class A	4,520	114,401
Express †	7,460	133,310
Fiesta Restaurant Group †	2,360	107,073
Ford Motor	15,370	208,571
G-III Apparel Group †	3,040	187,446
Jack in the Box	2,055	158,317
Jarden †	2,840	138,819
Johnson Controls	17,200	711,392
L Brands	9,160	825,591
Liberty Interactive Class A †	41,523	1,089,148
Lowe’s	11,300	778,796
Macy’s	2,940	150,881
Madden (Steven) †	4,745	173,762
Malibu Boats Class A †	4,800	67,104
National CineMedia	5,830	78,239
NIKE Class B	6,328	778,154
Nordstrom	2,880	206,525
Popeyes Louisiana Kitchen †	3,275	184,579
Shutterfly †	2,750	98,313
Starbucks	5,830	331,377
Tenneco †	3,255	145,726
Tractor Supply	2,990	252,117
TripAdvisor †	7,283	458,975
Urban Outfitters †	8,090	237,684

		9,481,783

Consumer Staples – 2.11%
Archer-Daniels-Midland	16,700	692,215
Casey’s General Stores	3,460	356,103
CVS Health	10,570	1,019,794
General Mills	2,520	141,448
J&J Snack Foods	1,420	161,397
Kimberly-Clark	1,660	181,006
Kraft Heinz	10,266	724,574

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Mondelez International	17,900	$749,473
PepsiCo	3,940	371,542
Procter & Gamble	5,140	369,772
Walgreens Boots Alliance	14,184	1,178,690

		5,946,014

Energy – 1.70%
Bonanza Creek Energy †	4,140	16,850
Bristow Group	1,080	28,253
Carrizo Oil & Gas †	3,300	100,782
Chevron	8,500	670,480
ConocoPhillips	15,050	721,798
Core Laboratories	1,190	118,762
EOG Resources	2,730	198,744
Exxon Mobil	6,930	515,245
Halliburton	19,400	685,790
Marathon Oil	31,600	486,640
Occidental Petroleum	13,240	875,826
Parsley Energy Class A †	2,760	41,593
Pioneer Energy Services †	3,485	7,319
RigNet †	3,210	81,855
RSP Permian †	2,585	52,346
Schlumberger	2,380	164,149

		4,766,432

Financials – 6.25%
Aflac	3,920	227,870
Allstate	12,700	739,648
American Equity Investment Life Holding	5,465	127,389
American Tower	2,880	253,382
Ameriprise Financial	1,450	158,239
Apartment Investment & Management	1,275	47,201
AvalonBay Communities	925	161,709
Bank of New York Mellon	18,400	720,360
BB&T	20,100	715,560
BBCN Bancorp	7,545	113,326
BlackRock	540	160,634
Boston Properties	1,175	139,120
Brandywine Realty Trust	8,650	106,568
Bryn Mawr Bank	1,480	45,984
Camden Property Trust	450	33,255
Capital One Financial	3,320	240,766
Cardinal Financial	4,955	114,015
Care Capital Properties	506	16,663
Citigroup	6,990	346,774
City Holding	2,840	140,012

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
CoBiz Financial	5,555	$72,271
Cousins Properties	2,450	22,589
Crown Castle International	13,506	1,065,218
DCT Industrial Trust	6,028	202,902
DDR	4,425	68,057
Douglas Emmett	2,450	70,364
Duke Realty	4,800	91,440
DuPont Fabros Technology	4,140	107,143
EastGroup Properties	2,300	124,614
Empire State Realty Trust	825	14,050
EPR Properties	2,890	149,037
Equinix	4,633	1,266,662
Equity LifeStyle Properties	675	39,535
Equity One	1,500	36,510
Equity Residential	2,300	172,776
Essex Property Trust	500	111,710
Evercore Partners Class A	5,130	257,731
Extra Space Storage	650	50,154
Federal Realty Investment Trust	350	47,757
Fidelity & Guaranty Life	3,590	88,099
First Industrial Realty Trust	2,750	57,613
First NBC Bank Holding †	3,425	120,012
FirstMerit	8,135	143,745
Flushing Financial	4,905	98,198
General Growth Properties	5,675	147,380
Great Western Bancorp	5,031	127,636
Highwoods Properties	1,350	52,313
Host Hotels & Resorts	14,525	229,640
Houlihan Lokey †	2,745	59,841
Independent Bank @	2,125	97,963
Infinity Property & Casualty @	1,275	102,689
Intercontinental Exchange	4,377	1,028,551
Invesco	4,010	125,232
JPMorgan Chase	7,400	451,178
KeyCorp	16,370	212,974
Kilroy Realty	825	53,757
Kimco Realty	2,975	72,679
Kite Realty Group Trust	6,352	151,241
LaSalle Hotel Properties	4,850	137,691
Lexington Realty Trust	2,950	23,895
Macerich	750	57,615
Marsh & McLennan	14,000	731,080
National Retail Properties	6,685	242,465
Old National Bancorp	9,910	138,046
Omega Healthcare Investors	900	31,635
Pebblebrook Hotel Trust	2,990	105,995

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Post Properties	875	$51,004
Primerica	3,330	150,083
Prologis	3,375	131,287
Prosperity Bancshares	3,110	152,732
Prudential Financial	1,800	137,178
PS Business Parks	400	31,752
Public Storage	675	142,850
Ramco-Gershenson Properties Trust	10,770	161,658
Raymond James Financial	3,330	165,268
Regency Centers	1,100	68,365
RLJ Lodging Trust	1,450	36,641
Selective Insurance Group @	4,085	126,880
Simon Property Group	2,025	372,033
SL Green Realty	975	105,456
Sovran Self Storage	1,390	131,077
Spirit Realty Capital	3,650	33,361
State Street	2,900	194,909
Sterling Bancorp	11,650	173,235
Stifel Financial †	3,100	130,510
Strategic Hotels & Resorts †	3,950	54,471
Tanger Factory Outlet Centers	1,425	46,982
Taubman Centers	375	25,905
Texas Capital Bancshares †	1,485	77,844
Travelers	2,390	237,877
UDR	2,200	75,856
United Fire Group	2,420	84,821
Urban Edge Properties	650	14,034
Ventas	2,025	113,522
Vornado Realty Trust	1,350	122,067
Webster Financial	3,305	117,757
Wells Fargo	8,300	426,205
Welltower	725	49,097
Western Alliance Bancorp †	4,900	150,479

		17,561,354

Healthcare – 5.39%
AbbVie	5,300	288,373
Acorda Therapeutics †	4,685	124,199
Air Methods †	4,515	153,916
Alkermes †	3,210	188,331
Allergan †	5,412	1,471,036
Baxalta	11,500	362,365
Baxter International	10,900	358,065
Biogen †	2,640	770,378
Cardinal Health	9,600	737,472
Catalent †	5,530	134,379

(continues)                             35

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Celgene †	15,884	$1,718,172
Cepheid †	3,770	170,404
CONMED	3,185	152,052
CryoLife	10,125	98,516
Express Scripts Holding †	12,580	1,018,477
Gilead Sciences	3,950	387,851
Insys Therapeutics †	2,345	66,739
Johnson & Johnson	8,300	774,805
Ligand Pharmaceuticals Class B †	2,015	172,585
Medicines †	3,520	133,619
Merck	21,090	1,041,635
Merit Medical Systems †	5,140	122,897
Pfizer	37,722	1,184,848
Prestige Brands Holdings †	2,960	133,674
Quest Diagnostics	11,300	694,611
Quidel †	5,680	107,238
Retrophin †	3,120	63,211
Spectrum Pharmaceuticals †	10,690	63,926
Team Health Holdings †	1,890	102,117
TESARO †	2,365	94,837
Thermo Fisher Scientific	2,440	298,363
UnitedHealth Group	3,250	377,033
Valeant Pharmaceuticals International †	5,313	947,733
Vanda Pharmaceuticals †	9,120	102,874
Vertex Pharmaceuticals †	1,660	172,872
WellCare Health Plans †	1,930	166,327
West Pharmaceutical Services	3,645	197,267

		15,153,197

Industrials – 2.71%
AAON	7,421	143,819
Actuant Class A	3,270	60,135
Applied Industrial Technologies	3,545	135,242
Barnes Group	4,545	163,847
Boeing	1,490	195,115
Columbus McKinnon	6,015	109,232
Continental Building Products †	7,275	149,429
Eaton	2,550	130,815
ESCO Technologies	4,090	146,831
Essendant	4,175	135,395
Esterline Technologies †	2,225	159,955
Federal Signal	6,065	83,151
FedEx	1,260	181,415
General Electric	18,220	459,508

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
Granite Construction	4,038	$119,807
Honeywell International	2,190	207,371
Hunt (J.B.) Transport Services	1,600	114,240
Kadant	3,470	135,365
KEYW Holding †	1,267	7,792
Kforce	6,040	158,731
KLX †	2,145	76,662
Lockheed Martin	1,290	267,430
McGrath RentCorp	4,440	118,504
MYR Group †	3,660	95,892
Nielsen Holdings	3,430	152,532
Northrop Grumman	4,700	779,965
On Assignment †	3,735	137,821
Parker-Hannifin	1,480	144,004
Raytheon	7,200	786,672
Republic Services	3,620	149,144
Roadrunner Transportation Systems †	3,250	59,800
Rockwell Collins	1,380	112,939
Swift Transportation †	3,400	51,068
Tetra Tech	4,235	102,953
Union Pacific	3,230	285,564
United Technologies	2,540	226,035
US Ecology	1,885	82,280
WageWorks †	2,835	127,802
Waste Management	15,400	767,074
XPO Logistics †	3,960	94,367

		7,615,703

Information Technology – 7.53%
Accenture Class A	3,130	307,554
Adobe Systems †	2,500	205,550
Analog Devices	1,600	90,256
Anixter International †	1,740	100,537
Apple	7,175	791,403
Applied Micro Circuits †	16,915	89,819
Avago Technologies	2,130	266,271
CA	27,545	751,979
Callidus Software †	8,195	139,233
Cisco Systems	38,260	1,004,325
Convergys	6,400	147,904
eBay †	32,547	795,449
Electronic Arts †	14,763	1,000,193
EMC	10,280	248,365
ExlService Holdings †	3,360	124,085
Facebook Class A †	11,092	997,171
FARO Technologies †	3,245	113,575

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Google Class A †	2,172	$1,386,540
Google Class C †	1,064	647,359
GrubHub †	3,385	82,391
Guidewire Software †	2,805	147,487
Infinera †	4,065	79,511
Intel	36,460	1,098,904
InterXion Holding †	3,080	83,406
Intuit	5,400	479,250
j2 Global @	2,500	177,125
MasterCard Class A	13,181	1,187,872
Maxim Integrated Products	7,170	239,478
MaxLinear Class A †	5,065	63,009
Microsemi †	1,920	63,014
Microsoft	27,188	1,203,341
NETGEAR †	2,630	76,717
PayPal Holdings †	27,223	845,002
Plantronics	2,250	114,413
Proofpoint †	2,470	148,990
Q2 Holdings †	1,890	46,721
Qlik Technologies †	3,400	123,930
QUALCOMM	31,107	1,671,379
Rofin-Sinar Technologies †	1,105	28,653
Ruckus Wireless †	5,275	62,667
Sabre	8,260	224,507
salesforce.com †	3,720	258,280
SciQuest †	7,225	72,250
Semtech †	7,340	110,834
Silicon Laboratories †	1,445	60,025
SS&C Technologies Holdings	3,790	265,452
Synaptics †	2,260	186,360
TeleTech Holdings	3,765	100,864
Tyler Technologies †	1,995	297,873
Visa Class A	20,254	1,410,894
Xerox	73,800	718,074
Yahoo †	4,500	130,095
Yelp †	5,106	110,596

		21,176,932

Materials – 0.83%
Axalta Coating Systems †	6,180	156,601
Axiall	2,225	34,910
Balchem	1,200	72,924
Boise Cascade †	3,050	76,921
Chemtura †	2,755	78,848
duPont (E.I.) deNemours	14,500	698,900
Eastman Chemical	3,380	218,754
Huntsman	7,180	69,574

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Materials (continued)
Innophos Holdings	725	$28,739
Kaiser Aluminum	1,740	139,635
Minerals Technologies	2,945	141,831
Neenah Paper	2,680	156,190
Quaker Chemical	1,600	123,328
WestRock	3,774	194,135
Worthington Industries	5,100	135,048

		2,326,338

Telecommunication Services – 0.73%
AT&T	33,250	1,083,285
Atlantic Tele-Network	1,645	121,615
inContact †	14,215	106,755
Verizon Communications	17,200	748,372

		2,060,027

Utilities – 0.41%
Cleco	1,570	83,587
Edison International	12,500	788,375
NorthWestern	2,800	150,724
OGE Energy	3,600	98,496
South Jersey Industries	1,795	45,324

		1,166,506

Total U.S. Markets (cost $61,590,089)		87,254,286

Developed Markets – 17.94%§
Consumer Discretionary – 3.01%
adidas	2,650	213,662
Bayerische Motoren Werke	3,370	294,008
Cie Financiere Richemont Class A	1,500	116,704
Daimler	3,340	243,162
Denso	4,400	186,387
Hennes & Mauritz Class B	4,900	179,008
Jardine Cycle & Carriage	6,600	125,406
Kering	2,321	379,935
LVMH Moet Hennessy Louis Vuitton	760	129,385
Nitori Holdings	12,248	959,110
Publicis Groupe	3,973	271,526
RELX	9,900	161,736
Sekisui Chemical	18,000	189,467
Shimano	1,400	196,702
Singapore Press Holdings	47,700	128,753
Sodexo	1,750	145,205
Sumitomo Electric Industries	10,700	136,893
Sumitomo Rubber Industries	41,300	573,317
Swatch Group	445	165,020

(continues)                             37

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Taylor Wimpey	56,000	$165,921
Techtronic Industries	161,500	602,073
Toyota Motor	23,889	1,398,709
USS	6,700	111,439
Volkswagen	600	70,694
Whitbread	2,370	167,912
WPP	9,950	207,156
Yue Yuen Industrial Holdings	253,500	943,125

		8,462,415

Consumer Staples – 2.36%
Anheuser-Busch InBev	2,260	240,364
Aryzta †	17,492	741,294
Asahi Group Holdings	7,100	230,357
British American Tobacco	5,150	284,164
Carlsberg Class B	7,881	605,601
Chocoladefabriken Lindt & Sprungli Class PC	31	181,739
Coca-Cola Amatil	63,185	400,563
Diageo	6,750	181,358
Heineken	2,540	205,660
Henkel	1,720	152,027
Japan Tobacco	22,900	710,392
Jeronimo Martins	10,000	134,963
Koninklijke Ahold	9,000	175,572
L’Oreal	1,340	232,911
Nestle	4,800	360,950
Pernod Ricard	1,910	192,849
Reckitt Benckiser Group	1,760	159,612
SABMiller	2,450	138,743
Tesco	178,783	496,603
Treasury Wine Estates	31,500	145,962
Unilever	7,200	293,264
Unilever CVA	4,700	188,399
Wesfarmers	6,550	181,062

		6,634,409

Energy – 0.55%
Amec Foster Wheeler	11,050	120,037
CGG †	17,000	58,741
Idemitsu Kosan	7,100	108,765
Neste Oil	5,450	125,431
Saipem †	29,951	240,162
Subsea 7 †	5,583	42,025
Suncor Energy	16,100	430,596
TOTAL	9,477	426,303

		1,552,060

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials – 2.81%
AIA Group	49,800	$258,994
AXA	43,647	1,059,704
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel BM †	47,000	175,442
Commonwealth Bank of Australia	7,080	363,406
Credit Agricole	11,100	127,791
Daito Trust Construction	1,800	182,896
ING Groep CVA	49,008	692,733
Intesa Sanpaolo	49,900	176,282
Investor Class B	5,900	202,707
Mitsubishi UFJ Financial Group	179,073	1,082,047
Nordea Bank	86,672	966,848
Platinum Asset Management	27,600	131,863
Prudential	11,900	251,057
QBE Insurance Group	15,300	139,334
Schroders	3,800	161,475
Seven Bank	30,400	131,579
Sony Financial Holdings	10,700	175,626
Standard Chartered	60,128	583,558
Swire Properties	45,800	126,942
UBS Group	9,140	168,964
UniCredit	120,114	748,815

		7,908,063

Healthcare – 3.08%
Astellas Pharma	14,700	190,286
Bayer	2,350	301,501
ICON †	2,485	176,360
Indivior	40,000	137,393
Merck	1,680	148,741
Miraca Holdings	3,500	148,435
Novartis	17,891	1,644,227
Novo Nordisk ADR	15,680	850,483
Novo Nordisk Class B	5,800	313,002
QIAGEN †	6,570	169,474
Roche Holding	2,060	546,815
Sanofi	10,481	997,792
Smith & Nephew	12,700	221,892
Sonic Healthcare	9,800	126,051
STADA Arzneimittel	17,284	619,566
Sumitomo Dainippon Pharma	11,500	114,972
Teva Pharmaceutical Industries ADR	34,400	1,942,224

		8,649,214

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials – 2.78%
ABB †	11,430	$202,216
Aggreko	7,500	108,125
ANDRITZ	2,550	114,905
AP Moeller - Maersk	94	144,903
Boskalis Westminster	3,400	148,827
Cathay Pacific Airways	80,000	150,652
Cie de Saint-Gobain	3,700	160,581
Deutsche Lufthansa †	10,450	145,472
Deutsche Post	27,381	758,536
East Japan Railway	9,341	787,158
Elbit Systems	2,320	171,508
Experian	9,900	158,933
Fraport	2,370	146,544
Fuji Electric	42,000	152,327
ITOCHU	82,249	869,510
Japan Airlines	3,600	127,391
JTEKT	10,000	140,016
Koninklijke Philips	25,873	608,710
Meggitt	59,911	432,221
Mitsubishi Electric	14,000	128,253
Mitsubishi Heavy Industries	32,000	143,118
Rexel	18,120	223,067
Schneider Electric	2,250	125,998
Singapore Airlines	19,300	145,292
THK	7,200	114,690
Travis Perkins	6,600	196,903
Vinci	13,495	858,129
WestJet Airlines Class VV @	13,814	245,545
Yamato Holdings	4,900	93,820

		7,803,350

Information Technology – 1.31%
Amadeus IT Holding	3,930	168,382
CGI Group Class A †	24,804	898,702
Computershare	17,000	126,947
Ericsson Class B	21,600	211,864
Infineon Technologies	15,700	176,396
NICE-Systems	1,700	95,219
Omron	4,000	120,414
Playtech	41,632	522,785
SAP	2,800	181,394
Seiko Epson	10,800	152,784
Teleperformance	12,186	924,642
Trend Micro	2,700	95,379

		3,674,908

Materials – 0.97%
Air Liquide	2,030	240,661

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Materials (continued)
Alamos Gold	28,571	$105,767
Anglo American ADR	9,000	37,080
Arkema	2,500	162,045
EMS-Chemie Holding	405	166,600
Johnson Matthey	3,200	118,647
Linde	1,100	178,667
Rexam	83,214	660,715
Rio Tinto	12,576	421,979
Shin-Etsu Chemical	3,200	164,116
South32 †	82,000	79,261
Toray Industries	23,000	198,849
Umicore	3,360	129,583
Yamana Gold	39,183	66,066

		2,730,036

Telecommunication Services – 0.89%
BT Group	34,150	217,356
Deutsche Telekom	14,800	263,463
KDDI	9,700	217,125
Nippon Telegraph & Telephone	30,486	1,073,873
Swisscom	265	132,239
Tele2 Class B	62,327	607,782

		2,511,838

Utilities – 0.18%
National Grid	26,092	363,399
Tokyo Gas	31,000	149,963

		513,362

Total Developed Markets (cost $45,526,911)		50,439,655

Emerging Markets X – 5.96%
Consumer Discretionary – 0.35%
Arcos Dorados Holdings Class A @	15,900	43,248
Grupo Televisa ADR	15,250	396,805
Hyundai Motor	882	122,565
Mahindra & Mahindra	10,471	202,565
Qunar Cayman Islands ADR †	1,600	48,112
Woolworths Holdings	23,868	167,046

		980,341

Consumer Staples – 0.86%
Anadolu Efes Biracilik Ve Malt Sanayii	22,197	156,696
BRF ADR	10,560	187,862
China Mengniu Dairy	46,000	162,207

(continues)                             39

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR	4,500	$56,430
Cia Cervecerias Unidas ADR	5,200	115,180
Fomento Economico Mexicano ADR	2,825	252,131
Hypermarcas †	47,700	182,610
Lotte Chilsung Beverage @	186	378,590
Lotte Confectionery @	124	230,285
Tingyi Cayman Islands Holding	63,816	101,937
Tsingtao Brewery	20,162	88,680
Uni-President China Holdings @	343,000	332,645
Wal-Mart de Mexico Class V	72,772	179,394

		2,424,647

Energy – 0.83%
Cairn India	29,953	70,475
China Petroleum & Chemical	176,850	108,327
CNOOC ADR	1,040	107,203
Gazprom ADR @	42,045	169,625
Lukoil ADR	4,600	156,676
PetroChina ADR	1,600	111,520
Petroleo Brasileiro ADR †	38,800	168,780
Polski Koncern Naftowy Orlen	8,293	144,803
PTT Foreign	21,291	140,573
Reliance Industries GDR 144A #	31,220	811,720
Rosneft GDR	27,910	103,296
Sasol ADR	4,700	130,754
Tambang Batubara Bukit Asam Persero	113,200	43,596
YPF ADR	4,900	74,627

		2,341,975

Financials – 0.94%
Akbank	77,322	173,458
Banco Santander Brasil ADR	29,550	93,083
Bangkok Bank	35,661	157,300
China Construction Bank	312,449	208,505
Etalon Group GDR 144A #@=	16,400	26,978
Grupo Financiero Banorte Class O	20,100	98,505
ICICI Bank ADR	30,200	253,076
Industrial & Commercial Bank of China	377,800	218,254
Itau Unibanco Holding ADR	25,282	167,367
KB Financial Group ADR	8,889	261,248

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials (continued)
Powszechna Kasa Oszczednosci Bank Polski †	9,437	$73,180
Reliance Capital	15,219	87,790
Remgro	9,053	165,115
Samsung Life Insurance	2,635	220,356
Sberbank of Russia @=	112,564	129,663
Shinhan Financial Group	6,232	217,949
UEM Sunrise @	298,319	83,495

		2,635,322

Industrials – 0.14%
Empresas ICA ADR †	15,800	26,386
Gol Linhas Aereas Inteligentes ADR	25,900	25,234
KCC	866	302,554
Rumo Logistica Operadora Multimodal †	5,106	7,649
Santos Brasil Participacoes	7,500	24,589

		386,412

Information Technology – 1.49%
Baidu ADR †	8,703	1,195,879
Hon Hai Precision Industry	112,072	292,183
LG Display ADR	13,100	124,450
MediaTek	20,000	148,528
Samsung Electronics	1,087	1,042,944
Samsung SDI	1,078	99,178
SINA †	4,900	196,588
Sohu.com †	7,200	297,360
Taiwan Semiconductor Manufacturing	62,069	248,244
Taiwan Semiconductor Manufacturing ADR	11,300	234,475
United Microelectronics	361,000	118,340
WNS Holdings ADR †	6,845	191,318

		4,189,487

Materials – 0.36%
Anglo American Platinum †	3,051	50,548
Braskem ADR	13,175	111,065
Cemex ADR †	22,596	157,946
Cemex Latam Holdings †	11,556	44,984
Gerdau @	11,000	12,456
Gerdau ADR	14,400	19,728
Impala Platinum Holdings †	6,237	17,322
Nine Dragons Paper Holdings	128,000	66,761
Siam Cement NVDR	6,200	79,237
Siam Cement-Foreign	7,800	100,088

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Sociedad Quimica y Minera de Chile ADR	4,600	$66,884
Ultratech Cement	5,160	210,690
Vale ADR	18,825	79,065

		1,016,774

Telecommunication Services – 0.99%
America Movil Class L ADR	8,900	147,295
China Mobile	37,921	453,899
China Mobile ADR	5,725	340,637
KT ADR †	9,850	128,739
MegaFon GDR	9,348	113,578
Mobile TeleSystems ADR	7,800	56,316
Reliance Communications †	48,791	50,667
SK Telecom ADR	34,700	846,680
Telefonica Brasil ADR	18,605	169,864
Tim Participacoes ADR	23,600	223,020
Turkcell Iletisim Hizmetleri ADR	11,550	100,254
Vodacom Group	16,833	167,440

		2,798,389

Total Emerging Markets (cost $19,731,873)		16,773,347

Total Common Stock (cost $126,848,873)		154,467,288

Convertible Preferred Stock – 0.19%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	900	30,060
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	667	24,966
Bank of America 7.25%exercise price $50.00, expiration date 12/31/49	38	40,859
Chesapeake Energy 5.75%exercise price $26.10, expiration date 12/31/49	43	17,630
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	800	81,488
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	715	39,547

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	360	$28,123
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	500	21,825
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49 @	59	6,689
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	45	60,075
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @	1,635	30,575
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	1,133	57,483
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	552	38,121
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	50	58,400

Total Convertible Preferred Stock (cost $686,515)		535,841

Exchange-Traded Funds – 1.02%
Financial Select Sector SPDR® Fund	31,415	711,864
iShares MSCI EAFE Growth Index ETF	2,500	159,525
iShares MSCI EAFE Index ETF	890	51,015
PowerShares KBW Bank Portfolio	53,545	1,925,478
Vanguard FTSE Developed Markets ETF	590	21,028

Total Exchange-Traded Funds (cost $3,175,382)		2,868,910

(continues)                             41

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.15% 9/26/33 f	60,105	$65,795
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.534% 11/25/32 ●	4,214	4,114

Total Agency Asset-Backed Securities (cost $63,834)		69,909

Agency Collateralized Mortgage Obligations – 0.45%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	22,132	25,175
Series 2003-26 AT 5.00% 11/25/32	21,821	22,271
Series 2005-70 PA 5.50% 8/25/35	11,417	12,959
Series 2010-41 PN 4.50% 4/25/40	120,000	131,478
Series 2010-43 HJ 5.50% 5/25/40	17,072	19,385
Series 2010-96 DC 4.00% 9/25/25	4,117	4,367
Series 2012-122 SD 5.906% 11/25/42 ●S	171,299	42,342
Series 2013-26 ID 3.00% 4/25/33 S	232,331	33,671
Series 2013-38 AI 3.00% 4/25/33 S	224,756	31,964
Series 2013-44 DI 3.00% 5/25/33 S	694,975	100,395
Series 2014-36 ZE 3.00% 6/25/44	98,872	89,753
Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24 ¿	320,000	339,267
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	16,093	18,256
Series 4065 DE 3.00% 6/15/32	30,000	30,534
Series 4185 LI 3.00% 3/15/33 S	169,831	24,243
Series 4191 CI 3.00% 4/15/33 S	81,574	10,963

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	$329,484

Total Agency Collateralized Mortgage Obligations (cost $1,255,086)		1,266,507

Agency Mortgage-Backed Securities – 7.37%
Fannie Mae 6.50% 8/1/17	4,729	4,852
Fannie Mae ARM
2.417% 5/1/43 ●	73,146	74,603
2.553% 6/1/43 ●	24,463	25,096
2.913% 7/1/45 ●	33,827	34,849
3.18% 4/1/44 ●	91,722	95,459
3.26% 3/1/44 ●	102,213	106,774
3.288% 9/1/43 ●	70,814	74,031
Fannie Mae Relocation 30 yr 5.00% 1/1/36	3,151	3,438
Fannie Mae S.F. 15 yr
2.50% 2/1/28	251,270	258,546
3.50% 7/1/26	68,429	72,567
4.00% 4/1/24	19,841	21,074
4.00% 5/1/25	34,103	36,298
4.00% 11/1/25	161,760	172,233
4.00% 12/1/26	56,099	59,592
4.00% 1/1/27	341,950	363,978
4.00% 5/1/27	125,001	133,052
4.00% 8/1/27	69,171	73,633
4.50% 4/1/18	4,557	4,722
5.00% 9/1/18	7,987	8,298
5.50% 6/1/22	1,999	2,048
Fannie Mae S.F. 20 yr 3.00% 2/1/33	8,655	8,982
3.00% 8/1/33	66,537	69,135
3.50% 4/1/33	11,971	12,674
3.50% 9/1/33	48,903	51,811
4.00% 1/1/31	15,512	16,720
4.00% 2/1/31	46,690	50,329
5.00% 11/1/23	4,807	5,289
5.00% 2/1/30	25,583	28,178
5.50% 8/1/28	10,051	11,211
5.50% 12/1/29	6,820	7,609
6.00% 9/1/29	36,139	40,730
Fannie Mae S.F. 30 yr
3.00% 7/1/42	62,337	63,427
3.00% 10/1/42	1,025,519	1,042,993
3.00% 12/1/42	165,766	168,602

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 2/1/43	42,362	$43,072
3.00% 4/1/43	255,705	259,960
3.00% 5/1/43	159,908	162,552
4.50% 7/1/41	39,144	42,512
4.50% 1/1/42	76,218	82,820
4.50% 9/1/42	731,849	795,737
4.50% 11/1/43	112,856	122,457
4.50% 5/1/44	698,810	758,959
4.50% 6/1/44	90,643	98,544
4.50% 9/1/44	268,322	291,631
4.50% 10/1/44	367,964	400,009
4.50% 2/1/45	827,918	898,677
5.00% 10/1/35	13,551	14,928
5.00% 11/1/35	27,883	30,733
5.00% 4/1/37	16,632	18,338
5.50% 12/1/32	3,188	3,589
5.50% 2/1/33	42,540	47,664
5.50% 4/1/34	16,347	18,365
5.50% 11/1/34	17,642	19,870
5.50% 12/1/34	108,380	122,044
5.50% 3/1/35	33,863	38,134
5.50% 4/1/35	82,000	92,234
5.50% 5/1/35	28,155	31,699
5.50% 6/1/35	11,954	13,344
5.50% 1/1/36	66,542	74,980
5.50% 4/1/36	37,406	42,011
5.50% 5/1/36	7,872	8,840
5.50% 7/1/36	4,840	5,450
5.50% 11/1/36	12,801	14,343
5.50% 1/1/37	54,035	60,602
5.50% 2/1/37	12,165	13,624
5.50% 4/1/37	108,830	121,916
5.50% 8/1/37	45,184	50,840
5.50% 1/1/38	1,202	1,344
5.50% 2/1/38	47,537	53,450
5.50% 3/1/38	29,669	33,355
5.50% 4/1/38	65,999	73,613
5.50% 6/1/38	115,888	129,776
5.50% 9/1/38	168,359	189,302
5.50% 1/1/39	51,158	57,205
5.50% 2/1/39	182,996	205,989
5.50% 10/1/39	148,197	165,354
5.50% 7/1/40	108,370	122,031
5.50% 9/1/41	505,677	565,536
6.00% 5/1/36	47,825	54,055
6.00% 6/1/36	5,626	6,361
6.00% 12/1/36	6,053	6,869
6.00% 2/1/37	18,978	21,454

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 5/1/37	47,995	$54,181
6.00% 6/1/37	3,453	3,921
6.00% 7/1/37	3,749	4,257
6.00% 8/1/37	74,484	84,464
6.00% 9/1/37	6,552	7,402
6.00% 11/1/37	7,651	8,623
6.00% 5/1/38	81,207	91,732
6.00% 7/1/38	2,245	2,532
6.00% 9/1/38	108,705	123,106
6.00% 10/1/38	71,657	80,940
6.00% 11/1/38	15,015	17,084
6.00% 1/1/39	30,609	34,618
6.00% 9/1/39	258,671	292,239
6.00% 3/1/40	26,033	29,464
6.00% 7/1/40	102,301	115,377
6.00% 9/1/40	23,442	26,505
6.00% 11/1/40	9,665	11,011
6.00% 5/1/41	146,476	165,824
6.50% 2/1/36	18,731	21,398
7.50% 6/1/31	14,695	17,742
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/45	7,197,000	7,278,528
4.50% 11/1/45	774,000	838,302
Freddie Mac ARM
2.46% 4/1/34 ●	5,216	5,537
2.477% 7/1/36 ●	15,327	16,313
2.515% 1/1/44 ●	202,525	208,626
2.958% 10/1/45 ●	71,000	73,102
Freddie Mac S.F. 15 yr
2.50% 3/1/28	36,489	37,567
4.00% 12/1/24	25,617	27,416
4.00% 5/1/25	9,394	10,057
4.00% 8/1/25	22,188	23,762
4.50% 8/1/24	57,354	61,446
4.50% 7/1/25	10,132	10,806
4.50% 6/1/26	26,547	28,320
4.50% 9/1/26	31,621	33,770
5.00% 6/1/18	8,894	9,247
Freddie Mac S.F. 20 yr
3.50% 1/1/34	81,794	86,390
Freddie Mac S.F. 30 yr
3.00% 10/1/42	72,684	73,789
3.00% 11/1/42	83,858	85,244
4.50% 10/1/39	35,994	39,025
4.50% 4/1/41	175,821	190,815
5.50% 3/1/34	7,037	7,847
5.50% 12/1/34	6,403	7,146
5.50% 6/1/36	4,200	4,648

(continues)                             43

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 11/1/36	8,702	$9,631
5.50% 12/1/36	2,107	2,334
5.50% 9/1/37	7,975	8,833
5.50% 4/1/38	26,775	29,652
5.50% 6/1/38	5,035	5,572
5.50% 7/1/38	28,606	31,666
5.50% 6/1/39	28,313	31,345
5.50% 3/1/40	23,618	26,155
5.50% 8/1/40	25,968	28,758
5.50% 1/1/41	24,857	27,531
5.50% 6/1/41	155,456	172,107
6.00% 2/1/36	14,172	16,144
6.00% 1/1/38	8,679	9,787
6.00% 6/1/38	24,026	27,035
6.00% 8/1/38	51,486	58,702
6.00% 5/1/40	45,995	52,267
6.00% 7/1/40	48,535	54,505
6.50% 4/1/39	38,347	43,838
7.00% 11/1/33	14,657	17,517
GNMA I S.F. 30 yr
5.00% 6/15/40	13,190	14,653
7.50% 9/15/31	16,434	17,833

Total Agency Mortgage-Backed Securities (cost $20,554,050)		20,724,993

Agency Obligation – 0.03%
Tennessee Valley Authority 4.25% 9/15/65	80,000	80,648

Total Agency Obligation (cost $77,851)		80,648

Collateralized Debt Obligations – 0.54%
Avery Point III CLO Series 2013-3A A 144A 1.687% 1/18/25 #●	250,000	247,175
Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 1.777% 7/20/26 #●	500,000	496,400
Cent CLO 21 Series 2014-21A A1B 144A 1.685% 7/27/26 #●	250,000	246,875
Magnetite IX Series 2014-9A A1 144A 1.715% 7/25/26 #●	285,000	282,207

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Neuberger Berman CLO XIX Series 2015-19A A1 144A 1.718% 7/15/27 #●	250,000	$246,825

Total Collateralized Debt Obligations (cost $1,533,666)		1,519,482

Commercial Mortgage-Backed Securities – 2.34%
Banc of America Commercial Mortgage Trust Series 2006-1 AM 5.421% 9/10/45 ●	30,000	30,155
Series 2006-4 A4 5.634% 7/10/46	116,079	117,990
Series 2007-4 AM 6.002% 2/10/51 ●	80,000	85,267
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	55,000	58,040
CD Commercial Mortgage Trust Series 2005-CD1 AJ 5.289% 7/15/44 ●	35,960	35,944
Series 2005-CD1 C 5.289% 7/15/44 ●	35,000	34,968
CFCRE Commercial Mortgage Trust Series 2011-C1 144A 3.759% 4/15/44 #	46,533	46,883
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49 ●	60,000	62,907
Series 2014-GC25 A4 3.635% 10/10/47	115,000	119,871
Series 2015-GC27 A5 3.137% 2/10/48	40,000	39,863
COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	80,000	84,666
Series 2014-CR20 A4 3.59% 11/10/47	175,000	182,071
Series 2014-CR20 AM 3.938% 11/10/47	215,000	223,692
Series 2014-CR21 A3 3.528% 12/10/47	30,000	31,055
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	301,247
Series 2015-CR23 A4 3.497% 5/10/48	100,000	103,551

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	50,000	$51,779
DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.735% 11/10/46 #●	130,000	144,958
FREMF Mortgage Trust Series 2011-K10 B 144A 4.781% 11/25/49 #●	70,000	75,697
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	11,077
Series 2012-K18 B 144A 4.41% 1/25/45 #●	50,000	53,549
Series 2012-K19 B 144A 4.175% 5/25/45 #●	25,000	26,622
Series 2012-K22 B 144A 3.812% 8/25/45 #●	95,000	97,081
Series 2012-K22 C 144A 3.812% 8/25/45 #●	70,000	70,795
Series 2012-K707 B 144A 4.019% 1/25/47 #●	35,000	36,169
Series 2012-K708 B 144A 3.886% 2/25/45 #●	145,000	151,086
Series 2012-K708 C 144A 3.886% 2/25/45 #●	25,000	25,565
Series 2012-K711 B 144A 3.684% 8/25/45 #●	15,000	15,648
Series 2013-K25 C 144A 3.743% 11/25/45 #●	75,000	73,558
Series 2013-K26 C 144A 3.723% 12/25/45 #●	45,000	43,957
Series 2013-K30 C 144A 3.668% 6/25/45 #●	75,000	73,904
Series 2013-K31 C 144A 3.74% 7/25/46 #●	155,000	154,349
Series 2013-K33 B 144A 3.618% 8/25/46 #●	80,000	80,499
Series 2013-K33 C 144A 3.618% 8/25/46 #●	25,000	24,064
Series 2013-K712 B 144A 3.484% 5/25/45 #●	135,000	138,735
Series 2013-K713 B 144A 3.274% 4/25/46 #●	135,000	137,576
Series 2013-K713 C 144A 3.274% 4/25/46 #●	135,000	134,499
Series 2014-K716 C 144A 4.085% 8/25/47 #●	55,000	56,365
Series 2015-K47 B 144A 3.723% 6/25/48 #●	55,000	51,626

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	$104,510
GS Mortgage Securities Trust Series 2010-C1 A2 144A 4.592% 8/10/43 #	615,000	674,881
Series 2015-GC32 A4 3.764% 7/10/48	55,000	57,829
Hilton USA Trust Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	100,235
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	150,000	150,441
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	165,000	162,872
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 A1 1.254% 2/15/47	52,783	52,780
Series 2014-C22 B 4.713% 9/15/47 ●	35,000	36,355
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.675% 8/12/37 ●	40,000	43,716
Series 2005-LDP4 AJ 5.04% 10/15/42 ●	170,644	170,600
Series 2005-LDP5 D 5.563% 12/15/44 ●	65,000	64,851
Series 2006-LDP8 AM 5.44% 5/15/45	525,000	539,355
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	7,213	7,281
Series 2006-C6 AJ 5.452% 9/15/39 ●	133,000	137,325
Series 2006-C6 AM 5.413% 9/15/39	115,000	118,926
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 AS 3.832% 12/15/47	30,000	30,960
Series 2015-C22 A3 3.046% 4/15/48	60,000	59,496
Series 2015-C23 A4 3.719% 7/15/50	210,000	219,435
Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.397% 11/14/42 ●	105,000	104,920

(continues)                             45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2005-HQ7 C 5.397% 11/14/42 ●	125,000	$124,846
Series 2006-TOP21 AM 5.204% 10/12/52 ●	95,000	95,385
Series 2006-TOP23 A4 6.017% 8/12/41 ●	61,288	62,496
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	60,000	61,055
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	83,033
WFRBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	30,000	31,937

Total Commercial Mortgage-Backed Securities (cost $6,600,190)		6,582,848

Convertible Bonds – 0.82%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18 @	106,000	107,193
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	66,000	68,393
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	39,000	52,601
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	114,000	119,771
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	49,000	46,611
Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18 #	66,000	62,246
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	46,000	42,837
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	56,000	51,100

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18 @	68,000	$59,755
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	34,000	24,310
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	35,000	30,275
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	41,000	51,481
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18 @	37,000	35,034
General Cable 4.50% exercise price $33.77, expiration date 11/15/29 @f	73,000	44,211
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	17,000	72,909
HealthSouth 2.00% exercise price $38.30, expiration date 11/30/43	42,000	47,670
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	51,000	41,884
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	7,000	9,459
Huron Consulting Group 1.25% exercise price $79.89, expiration date 9/27/19	66,000	68,846
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	21,000	44,074
inContact 144A 2.50% exercise price $14.23, expiration date 4/1/22 #	71,000	59,241
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	64,000	76,240
Jefferies Group 3.875% exercise price $44.69, expiration date 10/31/29	157,000	160,140
Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43 #	67,000	60,300

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	80,000	$79,450
Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25 #	30,000	28,856
New Mountain Finance 5.00% exercise price $15.93, expiration date 6/15/19	41,000	41,026
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	36,000	70,673
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	70,000	88,594
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	39,000	43,266
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	13,000	17,818
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	80,000	78,350
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	13,000	16,201
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18 @	45,000	40,303
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21 @	76,000	69,493
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	49,000	25,143
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19 @	12,000	9,090
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19 @	65,000	63,863
Vector Group 1.75% exercise price $24.64, expiration date 4/15/20 ●	60,000	67,275

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Vector Group 2.50% exercise price $15.98, expiration date 1/14/19 ●		26,000	$39,247
VEREIT 3.75% exercise price $15.15, expiration date 12/14/20 @		90,000	83,307

Total Convertible Bonds (cost $2,271,673)			2,298,536

Corporate Bonds – 16.35%
Banking – 2.02%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	51,000	39,858
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #		150,000	143,205
Bank of America 3.95% 4/21/25		330,000	321,666
Bank of New York Mellon 2.15% 2/24/20		25,000	25,038
BB&T 5.25% 11/1/19		169,000	187,307
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	160,837
Capital One 2.35% 8/17/18		250,000	250,865
City National 5.25% 9/15/20		100,000	114,115
Compass Bank 3.875% 4/10/25		250,000	233,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank 2.50% 9/4/20	NOK	80,000	9,839
4.25% 1/13/22	AUD	22,000	16,064
Fifth Third Bancorp 2.875% 7/27/20		50,000	50,467
Finnvera 144A 2.375% 6/4/25 #		200,000	198,118
Goldman Sachs Group 5.20% 12/17/19	NZD	106,000	70,970
ING Groep 6.50% 12/29/49 ●		200,000	190,875
JPMorgan Chase
0.924% 1/28/19 ●		45,000	44,858
4.25% 11/2/18	NZD	110,000	71,617
4.25% 10/1/27		135,000	134,761
KeyBank 5.45% 3/3/16		290,000	295,440
Morgan Stanley
4.35% 9/8/26		15,000	15,110
5.00% 9/30/21	AUD	24,000	17,831
MUFG Americas Holdings 2.25% 2/10/20		80,000	79,815

(continues)                             47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
MUFG Americas Holdings 3.00% 2/10/25	165,000	$158,029
National City Bank 0.702% 6/7/17 ●	250,000	248,685
Nordea Bank 144A 6.125% 12/29/49 #●	200,000	197,750
PNC Bank 2.60% 7/21/20	270,000	273,076
Santander Holdings USA 3.45% 8/27/18	90,000	93,065
Santander UK Group Holdings 144A 4.75% 9/15/25 #	400,000	397,433
State Street 2.55% 8/18/20	115,000	116,599
3.10% 5/15/23	65,000	64,079
3.55% 8/18/25	130,000	132,796
SunTrust Banks 2.35% 11/1/18	50,000	50,594
UBS Group Funding Jersey 144A 4.125% 9/24/25 #	200,000	199,442
USB Capital IX 3.50% 10/29/49 ●	235,000	191,525
Wells Fargo 4.30% 7/22/27	165,000	168,391
Woori Bank 144A 2.875% 10/2/18 #	200,000	204,599
144A 4.75% 4/30/24 #	400,000	414,089
Zions Bancorporation 4.50% 6/13/23	100,000	104,001

		5,686,314

Basic Industry – 1.15%
ArcelorMittal 10.60% 6/1/19	145,000	157,144
Ball 5.25% 7/1/25	85,000	84,096
BHP Billiton Finance USA 3.25% 11/21/21	115,000	116,547
Cemex 144A 7.25% 1/15/21 #	200,000	200,000
CF Industries 6.875% 5/1/18	195,000	217,537
7.125% 5/1/20	81,000	95,312
Chemours 144A 6.625% 5/15/23 #	10,000	6,750
144A 7.00% 5/15/25 #	50,000	33,000
Dow Chemical 8.55% 5/15/19	611,000	739,207
Freeport-McMoran Oil & Gas 6.50% 11/15/20	61,000	55,167
Georgia-Pacific 8.00% 1/15/24	270,000	350,482
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	93,750

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Grace (W.R.) 144A 5.125% 10/1/21 #	30,000	$29,700
HD Supply 7.50% 7/15/20	47,000	49,115
International Paper 5.00% 9/15/35	75,000	73,766
INVISTA Finance 144A 4.25% 10/15/19 #	135,000	130,950
Joseph T Ryerson & Son 9.00% 10/15/17	55,000	49,225
11.25% 10/15/18 @	14,000	12,775
Lundin Mining 144A 7.50% 11/1/20 #	65,000	63,050
Methanex 4.25% 12/1/24	125,000	120,579
Novelis 8.75% 12/15/20	50,000	48,385
OCP 144A 4.50% 10/22/25 #	200,000	188,000
PolyOne 5.25% 3/15/23	60,000	57,030
PPG Industries 2.30% 11/15/19	80,000	80,733
Rockwood Specialties Group 4.625% 10/15/20	70,000	72,474
Tronox Finance 6.375% 8/15/20	70,000	44,800
144A 7.50% 3/15/22 #	95,000	60,325

		3,229,899

Brokerage – 0.04%
Jefferies Group 6.45% 6/8/27	50,000	52,087
6.50% 1/20/43	30,000	28,569
Lazard Group 6.85% 6/15/17	38,000	41,077

		121,733

Capital Goods – 0.41%
BWAY Holding 144A 9.125% 8/15/21 #	125,000	121,250
Cemex Finance 144A 9.375% 10/12/22 #	200,000	213,740
Embraer Netherlands Finance 5.05% 6/15/25	120,000	111,330
Fortune Brands Home & Security 3.00% 6/15/20	65,000	65,557
Gates Global 144A 6.00% 7/15/22 #	110,000	89,100
Masco 4.45% 4/1/25	65,000	65,975
Milacron 144A 7.75% 2/15/21 #	70,000	71,750
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	30,000	30,244

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Parker-Hannifin 3.30% 11/21/24		10,000	$10,221
Plastipak Holdings 144A 6.50% 10/1/21 #		85,000	81,600
TransDigm
6.00% 7/15/22		85,000	79,688
6.50% 7/15/24		60,000	56,691
Union Andina de Cementos 144A 5.875% 10/30/21 #		150,000	144,750

			1,141,896

Consumer Cyclical – 1.28%
Alibaba Group Holding 144A 3.125% 11/28/21 #		400,000	385,093
American Axle & Manufacturing 6.25% 3/15/21		90,000	90,113
AutoNation
3.35% 1/15/21		25,000	25,299
4.50% 10/1/25		55,000	56,167
Caesars Growth Properties Holdings 9.375% 5/1/22		85,000	66,937
CDK Global 4.50% 10/15/24		75,000	75,670
Daimler 2.75% 12/10/18	NOK	210,000	25,447
Ford Motor 7.45% 7/16/31		108,000	134,493
Ford Motor Credit 2.24% 6/15/18		290,000	289,343
General Motors Financial
3.20% 7/13/20		10,000	9,876
3.45% 4/10/22		185,000	178,205
4.00% 1/15/25		115,000	109,112
4.30% 7/13/25		30,000	29,080
4.375% 9/25/21		80,000	81,785
Harman International Industries 4.15% 5/15/25		135,000	134,518
Host Hotels & Resorts 3.75% 10/15/23		70,000	68,632
Hyundai Capital America 144A 2.125% 10/2/17 #		80,000	80,300
144A 2.55% 2/6/19 #		50,000	50,302
Kohl’s 4.25% 7/17/25		120,000	120,444
Lear 5.25% 1/15/25		200,000	197,000
Lowe’s 3.375% 9/15/25		100,000	101,159
Marriott International 3.375% 10/15/20		105,000	108,964
Meritor 6.75% 6/15/21		55,000	55,550
Nemak 144A 5.50% 2/28/23 #		200,000	197,000

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Netflix 144A 5.875% 2/15/25 #		175,000	$180,687
QVC
4.375% 3/15/23		195,000	189,849
5.45% 8/15/34		120,000	107,520
Sally Holdings 5.75% 6/1/22		5,000	5,237
Signet UK Finance 4.70% 6/15/24		220,000	222,562
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		80,000	78,530
4.50% 10/1/34 @		20,000	17,699
Toyota Finance Australia 2.25% 8/31/16	NOK	130,000	15,369
Toyota Motor Credit 2.80% 7/13/22		120,000	120,832

			3,608,774

Consumer Non-Cyclical – 1.69%
Actavis Funding 3.80% 3/15/25		45,000	43,557
Baxalta 144A 4.00% 6/23/25 #		100,000	100,355
Becton Dickinson 6.375% 8/1/19		165,000	188,776
Biogen
2.90% 9/15/20		15,000	15,169
4.05% 9/15/25		30,000	30,366
5.20% 9/15/45		65,000	65,836
Boston Scientific 2.65% 10/1/18		50,000	50,646
Campbell Soup 3.30% 3/19/25		140,000	138,611
Celgene
3.25% 8/15/22		15,000	15,047
5.00% 8/15/45		40,000	39,829
Community Health Systems 6.875% 2/1/22		60,000	61,423
DaVita HealthCare Partners 5.00% 5/1/25		315,000	303,187
EMD Finance 144A 2.95% 3/19/22 #		70,000	69,268
ENA Norte Trust 144A 4.95% 4/25/23 #		220,127	226,731
Express Scripts Holding
2.25% 6/15/19		95,000	94,785
3.50% 6/15/24		50,000	49,296
HCA 5.375% 2/1/25		280,000	277,900
HealthSouth 5.125% 3/15/23		30,000	28,987

(continues)                             49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HealthSouth
5.75% 11/1/24		20,000	$19,800
144A 5.75% 9/15/25 #		25,000	24,313
IASIS Healthcare 8.375% 5/15/19		265,000	273,281
Immucor 11.125% 8/15/19		320,000	331,200
JB 144A 3.75% 5/13/25 #		150,000	144,371
JBS Investments 144A 7.75% 10/28/20 #		200,000	206,000
JBS USA
144A 5.75% 6/15/25 #		145,000	134,125
144A 5.875% 7/15/24 #		30,000	28,200
Kinetic Concepts 10.50% 11/1/18		80,000	83,940
Mallinckrodt International Finance
144A 4.875% 4/15/20 #		55,000	52,731
144A 5.50% 4/15/25 #		140,000	125,300
Omnicare 5.00% 12/1/24		70,000	76,300
Pernod Ricard 144A 4.25% 7/15/22 #	EUR	150,000	155,974
Perrigo Finance 3.50% 12/15/21		200,000	197,734
Prestige Brands 144A 5.375% 12/15/21 #		150,000	147,000
Reynolds American
2.30% 6/12/18		120,000	121,370
4.00% 6/12/22		15,000	15,697
5.85% 8/15/45		65,000	72,584
St. Jude Medical
2.80% 9/15/20		70,000	70,453
3.875% 9/15/25		110,000	111,704
Sysco
2.60% 10/1/20		95,000	95,147
3.75% 10/1/25		105,000	106,234
Tenet Healthcare 4.50% 4/1/21		90,000	88,987
Valeant Pharmaceuticals International 144A 5.875% 5/15/23 #		110,000	105,394
Zimmer Biomet Holdings 3.375% 11/30/21		155,000	156,938

			4,744,546

Energy – 1.95%
AmeriGas Finance 7.00% 5/20/22		60,000	61,800
Bristow Group 6.25% 10/15/22		50,000	43,250

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chaparral Energy 7.625% 11/15/22	25,000	$7,500
Chesapeake Energy 4.875% 4/15/22	140,000	92,050
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	197,346
Continental Resources 4.50% 4/15/23	220,000	191,338
Dominion Gas Holdings
3.60% 12/15/24	95,000	94,696
4.60% 12/15/44	150,000	143,095
Ecopetrol 5.375% 6/26/26	110,000	96,113
Enbridge Energy Partners 8.05% 10/1/37 ●	300,000	289,500
Energy Transfer Partners 9.70% 3/15/19	95,000	113,425
EnLink Midstream Partners 4.15% 6/1/25	95,000	87,314
Ensco 4.70% 3/15/21	180,000	151,752
Enterprise Products Operating 7.034% 1/15/68 ●	360,000	380,700
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	85,000	85,711
Kinder Morgan Energy Partners 9.00% 2/1/19	175,000	206,858
Laredo Petroleum 7.375% 5/1/22	130,000	126,425
Marathon Oil 3.85% 6/1/25	170,000	150,795
Murphy Oil USA 6.00% 8/15/23	160,000	164,400
Newfield Exploration
5.375% 1/1/26	155,000	142,600
5.625% 7/1/24	85,000	80,750
NiSource Finance 6.125% 3/1/22	115,000	134,132
Noble Energy 5.05% 11/15/44	85,000	73,869
Noble Holding International 4.00% 3/16/18	15,000	14,216
Oasis Petroleum 6.875% 3/15/22	100,000	79,730
ONGC Videsh 3.25% 7/15/19	200,000	201,442
PDC Energy 7.75% 10/15/22	40,000	40,000
Petrobras Global Finance 4.875% 3/17/20	21,000	15,277
Petroleos Mexicanos 144A 4.25% 1/15/25 #	80,000	73,400

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos 6.50% 6/2/41		25,000	$23,120
Petronas Global Sukuk 144A 2.707% 3/18/20 #		200,000	198,887
Plains All American Pipeline 8.75% 5/1/19		175,000	208,906
Pride International 6.875% 8/15/20		180,000	171,446
Regency Energy Partners 5.875% 3/1/22		240,000	246,260
Sunoco Logistics Partners Operations 3.45% 1/15/23		220,000	191,554
Talisman Energy
3.75% 2/1/21		70,000	66,093
5.50% 5/15/42		165,000	127,853
Weatherford International Bermuda 4.50% 4/15/22		60,000	48,593
Williams Partners
4.00% 9/15/25		120,000	104,140
7.25% 2/1/17		145,000	154,335
Woodside Finance
144A 3.65% 3/5/25 #		85,000	77,037
144A 8.75% 3/1/19 #		145,000	171,479
YPF
144A 8.75% 4/4/24 #		105,000	93,324
144A 8.875% 12/19/18 #		70,000	67,900

			5,490,411

Financials – 0.51%
AerCap Ireland Capital 4.625% 7/1/22		150,000	149,813
Affiliated Managers Group 3.50% 8/1/25		100,000	96,407
American Tower
2.80% 6/1/20		35,000	34,966
4.00% 6/1/25		40,000	39,106
Aviation Capital Group
144A 2.875% 9/17/18 #		10,000	10,003
144A 4.875% 10/1/25 #		70,000	69,737
144A 6.75% 4/6/21 #		85,000	95,519
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #●		200,000	197,000
General Electric Capital
2.10% 12/11/19		25,000	24,976
4.25% 1/17/18	NZD	55,000	35,930
5.55% 5/4/20		75,000	86,675
6.00% 8/7/19		145,000	167,788
7.125% 12/29/49 ●		200,000	231,250

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
Lazard Group 3.75% 2/13/25	100,000	$95,604
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	100,000	100,905

		1,435,679

Insurance – 0.71%
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	150,668
Highmark
144A 4.75% 5/15/21 #	65,000	67,604
144A 6.125% 5/15/41 #	30,000	30,440
HUB International 144A 7.875% 10/1/21 #	110,000	105,325
MetLife 6.40% 12/15/36	20,000	21,850
MetLife Capital Trust X 144A 9.25% 4/8/38 #	400,000	553,000
Prudential Financial
4.50% 11/15/20	5,000	5,488
5.375% 5/15/45 ●	85,000	84,469
5.625% 6/15/43 ●	75,000	77,587
5.875% 9/15/42 ●	265,000	281,563
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	85,000	86,264
144A 4.125% 11/1/24 #	170,000	173,620
USI 144A 7.75% 1/15/21 #	20,000	19,650
Voya Financial 5.65% 5/15/53 ●	105,000	106,365
XLIT
4.45% 3/31/25	130,000	130,343
5.50% 3/31/45	65,000	61,394
6.50% 10/29/49 ●	70,000	55,755

		2,011,385

Media – 0.48%
CBS 4.00% 1/15/26	65,000	64,079
CCO Holdings 144A 5.125% 5/1/23 #	115,000	106,306
CCO Safari II 144A 4.908% 7/23/25 #	240,000	239,217
CSC Holdings 5.25% 6/1/24	265,000	209,681
DISH DBS 5.00% 3/15/23	70,000	58,800
Gray Television 7.50% 10/1/20	80,000	82,300
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	196,688
Sirius XM Radio 144A 5.375% 4/15/25 #	190,000	181,925

(continues)                             51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Time Warner 4.85% 7/15/45	65,000	$64,041
Tribune Media 144A 5.875% 7/15/22 #	150,000	145,875

		1,348,912

Real Estate – 0.43%
Alexandria Real Estate Equities 4.60% 4/1/22	95,000	99,969
Carey (W.P.) 4.60% 4/1/24	80,000	81,721
CBL & Associates 4.60% 10/15/24	120,000	117,531
5.25% 12/1/23	25,000	26,086
Corporate Office Properties 3.60% 5/15/23	80,000	75,182
5.25% 2/15/24	105,000	108,539
DDR 7.50% 4/1/17	30,000	32,478
7.875% 9/1/20	97,000	118,618
Education Realty Operating Partnership 4.60% 12/1/24	100,000	100,676
Excel Trust 4.625% 5/15/24	55,000	54,499
Hospitality Properties Trust 4.50% 3/15/25	95,000	93,263
Omega Healthcare Investors 144A 5.25% 1/15/26 #	75,000	76,387
Regency Centers 5.875% 6/15/17	105,000	112,037
UDR 4.00% 10/1/25	35,000	35,609
Ventas Realty 4.125% 1/15/26	65,000	65,654

		1,198,249

Services – 0.45%
AECOM 144A 5.75% 10/15/22 #	14,000	14,114
144A 5.875% 10/15/24 #	146,000	147,460
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	340,000	299,268
DigitalGlobe 144A 5.25% 2/1/21 #	195,000	185,737
GEO Group 5.125% 4/1/23	75,000	74,625
5.875% 10/15/24	85,000	86,275
MGM Resorts International 6.00% 3/15/23	134,000	130,483
United Rentals North America 5.50% 7/15/25	160,000	150,200

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Wynn Las Vegas 144A 5.50% 3/1/25 #	110,000	$94,738
Zayo Group 144A 6.00% 4/1/23 #	90,000	87,525

		1,270,425

Technology – 0.91%
Apple 3.45% 2/9/45	160,000	135,805
Cisco Systems 1.65% 6/15/18	135,000	136,037
First Data 11.25% 1/15/21	123,000	134,685
Flextronics International 144A 4.75% 6/15/25 #	130,000	126,259
Hewlett Packard Enterprise 144A 2.85% 10/5/18 #	70,000	69,910
144A 3.60% 10/15/20 #	70,000	69,980
144A 4.90% 10/15/25 #	85,000	84,766
Jabil Circuit 7.75% 7/15/16	28,000	29,050
Micron Technology 144A 5.25% 8/1/23 #	255,000	235,187
5.50% 2/1/25	25,000	23,000
Molex Electronic Technologies 144A 2.878% 4/15/20 #	100,000	99,010
144A 3.90% 4/15/25 #	95,000	92,759
Motorola Solutions 4.00% 9/1/24	110,000	99,444
Oracle 2.95% 5/15/25	215,000	209,869
3.25% 5/15/30	115,000	108,330
4.30% 7/8/34	45,000	45,202
QUALCOMM 3.00% 5/20/22	320,000	315,810
3.45% 5/20/25	85,000	80,361
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,235
Seagate HDD Cayman 4.75% 1/1/25	190,000	182,728
144A 4.875% 6/1/27 #	55,000	51,270
Xerox 6.35% 5/15/18	15,000	16,568

		2,546,265

Telecommunications – 1.80%
American Tower Trust I 144A 3.07% 3/15/23 #	120,000	118,910
AT&T 3.40% 5/15/25	125,000	119,553
4.50% 5/15/35	75,000	68,827
4.75% 5/15/46	175,000	160,971
CC Holdings GS V 3.849% 4/15/23	80,000	79,848

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
CenturyLink 5.80% 3/15/22	145,000	$124,519
6.75% 12/1/23	100,000	87,875
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	177,400
Columbus International 144A 7.375% 3/30/21 #	200,000	207,750
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	492,939
Digicel Group 144A 8.25% 9/30/20 #	400,000	372,000
Equinix 5.375% 4/1/23	157,000	154,347
Frontier Communications 144A 8.875% 9/15/20 #	225,000	221,063
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,839
Hughes Satellite Systems 7.625% 6/15/21	40,000	43,000
Intelsat Luxembourg 8.125% 6/1/23 @	285,000	186,675
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	181,500
MTS International Funding 144A 8.625% 6/22/20 #	100,000	108,650
Neptune Finco 144A 6.625% 10/15/25 #	200,000	201,500
SBA Tower Trust 144A 2.24% 4/16/18 #	100,000	99,499
144A 2.898% 10/15/19 #	70,000	70,223
Scripps Networks Interactive 3.95% 6/15/25	70,000	67,894
SES 144A 3.60% 4/4/23 #	190,000	192,227
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	210,000	207,954
Sprint 7.125% 6/15/24	180,000	138,978
Time Warner Cable 5.50% 9/1/41	65,000	58,405
T-Mobile USA 6.125% 1/15/22	125,000	120,937
Verizon Communications 4.40% 11/1/34	90,000	84,004
4.862% 8/21/46	220,000	207,094
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	200,000	184,500
VTR Finance 144A 6.875% 1/15/24 #	200,000	182,000
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	198,000

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
WPP Finance 2010 5.625% 11/15/43	40,000	$42,071

		5,060,952

Transportation – 0.35%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	65,000	63,131
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	48,535	48,231
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	80,000	78,540
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	35,000	35,129
ERAC USA Finance 144A 4.50% 8/16/21 #	20,000	21,633
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	199,958
Kansas City Southern de Mexico 3.00% 5/15/23	65,000	62,995
Trinity Industries 4.55% 10/1/24 @	110,000	104,097
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	45,000	46,069
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	100,000	100,375
United Parcel Service 5.125% 4/1/19	190,000	212,953

		973,111

Utilities – 2.17%
AES Gener 144A 8.375% 12/18/73 #●	200,000	211,500
Ameren Illinois 9.75% 11/15/18	290,000	358,463
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	300,101
American Water Capital 3.40% 3/1/25	30,000	30,436
4.30% 9/1/45	30,000	30,313
Appalachian Power 4.45% 6/1/45	70,000	68,227
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	206,419
Calpine 5.375% 1/15/23	65,000	60,937

(continues)                             53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
CenterPoint Energy 5.95% 2/1/17	5,000	$5,291
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	102,759
CMS Energy 6.25% 2/1/20	85,000	98,131
ComEd Financing III 6.35% 3/15/33 @	160,000	168,506
Dominion Resources 1.90% 6/15/18	195,000	194,941
DTE Energy 144A 3.30% 6/15/22 #	105,000	107,602
Electricite de France 144A 4.60% 1/27/20 #	35,000	38,660
144A 5.25% 12/29/49 #●	100,000	96,625
Enel 144A 8.75% 9/24/73 #●	200,000	230,194
Entergy 4.00% 7/15/22	105,000	108,589
Entergy Louisiana 4.05% 9/1/23	220,000	232,747
Exelon 3.95% 6/15/25	70,000	70,791
5.10% 6/15/45	95,000	97,373
Great Plains Energy 4.85% 6/1/21	60,000	65,891
Indiana Michigan Power 3.20% 3/15/23	175,000	175,473
Integrys Holdings 6.11% 12/1/66 @●	220,000	186,498
Interstate Power & Light 3.40% 8/15/25	95,000	96,764
IPALCO Enterprises 5.00% 5/1/18	80,000	84,200
ITC Holdings 3.65% 6/15/24	70,000	70,342
Kansas City Power & Light 3.65% 8/15/25	180,000	184,135
LG&E & KU Energy 4.375% 10/1/21	225,000	245,781
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	71,466
National Rural Utilities Cooperative Finance 4.75% 4/30/43 ●	180,000	178,920
NextEra Energy Capital Holdings 2.40% 9/15/19	135,000	134,728
3.625% 6/15/23	60,000	60,675
NV Energy 6.25% 11/15/20	115,000	134,212
Pennsylvania Electric 5.20% 4/1/20	115,000	125,429

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	$202,000
Public Service of New Hampshire 3.50% 11/1/23	95,000	98,445
Public Service of Oklahoma 5.15% 12/1/19	200,000	224,564
Puget Energy 6.00% 9/1/21	80,000	92,107
Southern 2.75% 6/15/20	460,000	459,087
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	50,325
WEC Energy Group 3.55% 6/15/25	105,000	106,857
Xcel Energy 3.30% 6/1/25	230,000	228,465

		6,094,969

Total Corporate Bonds (cost $46,510,261)		45,963,520

Municipal Bonds – 0.57%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	60,000	68,164
California State Various Purpose 5.00% 3/1/45	110,000	124,840
City of Chicago, Illinois (Taxable Build America Bond) Series B 7.75% 1/1/42	150,000	150,861
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	60,000	49,807
5.75% 6/1/47	65,000	58,323
Golden State, California Tobacco Securitization Enhanced Asset-Backed Series A 5.00% 6/1/40	190,000	210,731
5.00% 6/1/45	60,000	66,238
Maryland State Local Facilities 2nd Loan Series A 5.00% 8/1/21	65,000	77,841
New Jersey State Transportation Trust Fund (Transportation Program) Series AA 5.00% 6/15/44	70,000	70,619

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New York City, New York Series I 5.00% 8/1/22	50,000	$59,981
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	95,000	106,712
New York State Thruway Authority Series A 5.00% 5/1/19	65,000	73,543
Oregon State Taxable Pension 5.892% 6/1/27	200,000	242,124
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien NTE Mobility Partners Segments 3A & 3B) 6.75% 6/30/43 (AMT)	50,000	60,825
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	155,000	176,804

Total Municipal Bonds (cost $1,530,718)		1,597,413

Non-Agency Asset-Backed Securities – 1.72%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	87,013	91,320
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	150,000	150,292
Series 2014-4 A2 1.43% 6/17/19	180,000	180,318
American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20 ●	335,000	334,480
Avis Budget Rental Car Funding AESOP Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	102,247
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	120,442
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	202,932
Bank of America Credit Card Trust Series 2015-A1 A 0.537% 6/15/20 ●	330,000	329,499

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20 #	120,000	$120,515
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	30,862	30,949
Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.247% 7/15/20 ●	145,000	144,117
Chase Issuance Trust Series 2014-A5 A5 0.577% 4/15/21 ●	120,000	120,068
Series 2015-A4 A4 1.84% 4/15/22	125,000	124,900
Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.445% 11/23/18 ●	260,000	259,806
Discover Card Execution Note Trust Series 2013-A1 A1 0.507% 8/17/20 ●	200,000	199,567
Series 2014-A1 A1 0.637% 7/15/21 ●	200,000	200,471
Series 2015-A3 A 1.45% 3/15/21	105,000	104,986
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	99,035	99,068
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	80,000	79,959
Ford Credit Auto Owner Trust Series 2014-2 A 144A 2.31% 4/15/26 #	190,000	192,708
Golden Credit Card Trust Series 2014-2A A 144A 0.657% 3/15/21 #●	100,000	99,619
Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,954
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	147,000	146,197
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	63,008	66,727

(continues)                             55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	125,000	$125,185
Penarth Master Issuer Series 2015-1A A1 144A 0.613% 3/18/19 #●	150,000	149,573
PFS Financing Series 2015-AA A 144A 0.827% 4/15/20 #●	100,000	99,437
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,925
Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32 #	100,000	98,886
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,047
Series 2015-2 A 1.60% 4/15/21	140,000	140,501
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	260,000	259,022
Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45 #	175,000	175,860

Total Non-Agency Asset-Backed Securities (cost $4,856,458)		4,849,577

Non-Agency Collateralized Mortgage Obligations – 0.41%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	11,685	11,886
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	34,417	35,334
Series 2005-6 7A1 5.50% 7/25/20	4,109	4,006
ChaseFlex Trust Series 2006-1 A4 4.798% 6/25/36 ●	110,000	94,274
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	67,867	67,991

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27 #●		17,247	$17,873
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		76,003	78,398
Series 2014-2 B1 144A 3.427% 6/25/29 #●		90,909	92,483
Series 2014-2 B2 144A 3.427% 6/25/29 #●		90,909	91,036
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●		100,000	100,808
Series 2015-1 B1 144A 2.665% 12/25/44 #●		99,506	98,410
Series 2015-4 B1 144A 3.637% 6/25/45 #●		99,643	96,888
Series 2015-4 B2 144A 3.637% 6/25/45 #●		99,643	94,800
Sequoia Mortgage Trust Series 2013-11 B1 144A 3.69% 9/25/43 #●		95,567	95,128
Series 2014-2 A4 144A 3.50% 7/25/44 #●		74,663	75,867
Series 2015-1 B2 144A 3.899% 1/25/45 #●		44,341	44,940
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿		40,361	41,197
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.713% 4/25/36 ●		20,681	19,425

Total Non-Agency Collateralized Mortgage Obligations (cost $1,105,349)			1,160,744

Regional Bonds – 0.10%Δ
Australia – 0.05%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	161,000	128,097

			128,097

Canada – 0.05%
Province of Ontario Canada 3.45% 6/2/45	CAD	54,000	41,502

	Principal amount°		Value (U.S. $)
Regional BondsΔ (continued)
Canada (continued)
Province of Quebec Canada 6.00% 10/1/29	CAD	102,000	$103,204

			144,706

Total Regional Bonds (cost $312,537)			272,803

Senior Secured Loans – 4.21%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		287,788	288,167
Air Medical Group Holdings Tranche B 1st Lien 4.50% 4/28/22		169,575	167,628
Aramark Tranche E 3.25% 9/7/19		179,450	179,606
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		170,000	168,938
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		462,808	461,099
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21		128,375	112,970
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20		296,113	289,204
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22		119,700	112,368
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18		65,843	65,879
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19		87,806	87,861
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21		161,562	161,898
DPx Holdings 1st Lien 4.25% 3/11/21		212,313	209,606
Dynegy Tranche B2 4.00% 4/23/20		338,270	338,240
Emdeon 1st Lien 3.75% 11/2/18		197,302	196,973
Energy Transfer Equity 1st Lien 3.25% 12/2/19		115,000	111,406
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		19,491	19,460
First Data Tranche B 1st Lien 4.196% 3/24/21		389,313	389,659

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Flying Fortress 1st Lien 3.50% 6/30/17	345,000	$344,838
Gardner Denver 1st Lien 4.25% 7/30/20	456,506	433,364
HCA Tranche B4 1st Lien 3.077% 5/1/18	392,000	392,271
HCA Tranche B5 1st Lien 2.944% 3/31/17	415,520	415,634
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	568,017	568,254
Houghton International 1st Lien 4.25% 12/20/19	636,988	636,689
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	516,100	504,488
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	164,073	164,449
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	295,000	245,588
Immucor Tranche B2 1st Lien 5.00% 8/19/18	303,438	302,174
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	480,278	469,352
Landry’s Tranche B 1st Lien 4.00% 4/24/18	141,203	141,424
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	245,000	244,724
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	104,439	103,303
Neiman Marcus Group 1st Lien 4.25% 10/25/20	169,141	165,922
Novelis Tranche B 1st Lien 4.00% 6/2/22	439,898	434,994
Numericable US 1st Lien 4.50% 5/21/20	207,532	207,445
Numericable US Tranche B2 1st Lien 4.50% 5/21/20	179,543	178,618
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	7,000	6,720
Republic of Angola (Unsecured) 6.25% 12/16/23 @	255,000	226,950
Scientific Games International 1st Lien 6.00% 10/18/20	245,625	243,107
Sensus 2nd Lien 8.50% 5/9/18 @	165,000	164,175

(continues)                             57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		69,291	$69,118
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		592,537	588,176
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		160,487	159,351
Valeant Pharmaceuticals International Tranche BE 1st Lien 3.75% 8/5/20		611,277	603,254
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		477,004	474,471

Total Senior Secured Loans (cost $11,948,202)			11,849,815

Sovereign Bonds – 0.79%Δ
Australia – 0.07%
Australia Government Bond
3.25% 4/21/25	AUD	68,000	50,293
3.75% 4/21/37	AUD	205,000	155,586

			205,879

Brazil – 0.05%
Brazilian Government International Bond 5.00% 1/27/45		200,000	150,500

			150,500

Canada – 0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	15,000	12,603

			12,603

Dominican Republic – 0.04%
Dominican Republic International Bond 144A 5.50% 1/27/25 #		100,000	97,000

			97,000

Germany – 0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	33,000	36,778

			36,778

Hungary – 0.02%
Hungary Government International Bond 5.375% 3/25/24		56,000	60,900

			60,900

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia – 0.06%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	$167,974

			167,974

Italy – 0.14%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	354,000	398,940

			398,940

Japan – 0.01%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	2,850,000	22,981

			22,981

Mexico – 0.05%
Mexican Bonos 10.00% 12/5/24	MXN	1,763,000	132,992

			132,992

Norway – 0.01%
Kommunalbanken 5.00% 3/28/19	NZD	30,000	20,354
Norway Government Bond 144A 2.00% 5/24/23 #	NOK	119,000	14,719

			35,073

Peru - 0.03%
Peruvian Government International Bond 4.125% 8/25/27		89,000	87,665

			87,665

Poland – 0.04%
Poland Government Bond 3.25% 7/25/25	PLN	365,000	99,512

			99,512

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		29,000	30,874

			30,874

Republic of Korea – 0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	137,647,554	113,614

			113,614

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
South Africa – 0.06%
South Africa Government Bond 8.00% 1/31/30	ZAR	2,310,000	$155,349

			155,349

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		200,000	191,972

			191,972

Sweden – 0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	270,000	34,735

			34,735

United Kingdom – 0.07%
United Kingdom Gilt 3.25% 1/22/44	GBP	14,800	25,918
3.50% 1/22/45	GBP	20,900	38,256
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	71,472	117,211

			181,385

Total Sovereign Bonds (cost $2,370,396)			2,216,726

Supranational Banks – 0.09%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	730,000,000	44,954
Inter-American Development Bank 6.00% 9/5/17	INR	7,800,000	117,454
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	103,000	70,157
International Finance 3.625% 5/20/20	NZD	13,000	8,454

Total Supranational Banks (cost $279,004)			241,019

U.S. Treasury Obligations – 5.41%
U.S. Treasury Bond
3.00% 5/15/45 ¥		710,000	726,770
U.S. Treasury Notes 1.375% 8/31/20		5,000	5,007
1.375% 9/30/20		15,000	15,000
1.625% 7/31/20		8,075,000	8,174,725
2.00% 8/15/25		1,415,000	1,407,778

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes 2.125% 5/15/25	4,855,000	$4,885,154

Total U.S. Treasury Obligations (cost $15,035,600)		15,214,434

	Number of shares
Preferred Stock – 0.41%
Bank of America 6.10% ●	70,000	68,337
Integrys Energy Group 6.00% @●	3,550	95,495
National Retail Properties 5.70%	2,795	68,450
PNC Preferred Funding Trust II 144A 1.56% #●	300,000	277,875
Public Storage 5.20%	2,780	65,997
U.S. Bancorp 3.50% ●	600	477,315
USB Realty 144A 1.436% #●	100,000	91,000

Total Preferred Stock (cost $1,036,625)		1,144,469

	Principal amount°
Short-Term Investments – 4.90%
Discount Notes – 2.85%≠
Federal Home Loan Bank 0.07% 10/5/15	3,789,242	3,789,235
0.103% 10/23/15	857,516	857,506
0.105% 11/3/15	1,189,205	1,189,146
0.14% 10/28/15	137,789	137,787
0.17% 1/21/16	650,662	650,419
0.185% 1/19/16	278,925	278,822
0.195% 12/2/15	395,052	394,984
0.295% 3/2/16	135,000	134,888
Freddie Mac 0.075% 10/1/15	576,841	576,841

		8,009,628

(continues)                             59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.05%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,014,366 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $1,034,651)	1,014,364	$1,014,364
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,690,611 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $1,724,419)	1,690,607	1,690,607
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $3,048,035 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $3,108,990)	3,048,029	3,048,029

		5,753,000

Total Short-Term Investments (cost $13,762,215)		13,762,628

Total Value of Securities – 102.67% (cost $261,814,485)		$288,688,110

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $25,910,738, which represents 9.21% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $4,227,823, which represents 1.50% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $156,641, which represents 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(188,577)	USD	133,635	10/16/15	$1,392
BAML	CAD	(227,848)	USD	171,172	10/16/15	442
BAML	EUR	1,816	USD	(2,033)	10/16/15	(4)
BAML	NZD	(227,762)	USD	144,321	10/16/15	(1,121)
BNP	AUD	(240,728)	USD	170,599	10/16/15	1,784
BNP	NOK	(522,601)	USD	62,395	10/16/15	1,025
BNYM	AUD	(5,527)	USD	3,868	10/1/15	(11)
BNYM	CHF	3,606	USD	(3,697)	10/2/15	2
BNYM	EUR	(49,871)	USD	56,029	10/1/15	302
BNYM	HKD	(114,409)	USD	14,770	10/2/15	8
BNYM	JPY	(8,484,760)	USD	70,822	10/1/15	96
BNYM	SGD	5,327	USD	(3,748)	10/5/15	(6)
DB	MXN	(6,889)	USD	408	10/16/15	2
HSBC	GBP	(30,443)	USD	46,758	10/16/15	707
JPMC	KRW	(131,574,780)	USD	111,005	10/16/15	63
JPMC	PLN	(70,943)	USD	18,789	10/16/15	130
JPMC	SEK	(289,976)	USD	34,169	10/16/15	(484)
TD	CAD	202,109	USD	(152,067)	10/16/15	(624)
TD	EUR	(86,255)	USD	97,162	10/16/15	758
TD	JPY	(4,088,664)	USD	33,759	10/16/15	(331)

						$4,130

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	E-mini S&P500 Index	$(1,742,394)	$(1,717,830)	12/21/15	$24,564
25	Euro-Bund	4,289,498	4,363,167	12/8/15	73,669
35	U.S. Treasury 5 yr Notes	4,175,477	4,218,047	1/2/16	42,570
30	U.S. Treasury 10 yr Notes	3,835,285	3,862,031	12/22/15	26,746
21	U.S. Treasury Long Bonds	3,245,372	3,304,219	12/22/15	58,847

		$13,803,238			$226,396

Swap Contracts

CDS Contracts2

Counter- party	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termi- nation Date	Unrealized Appreciation (Depreciation) [4]
	Protection Purchased:
ICE	JPMC CDX.NA.HY.24		594,000	5.00%	6/20/20	$16,877
ICE	MSC iTraxx EUR Crossover Series 24	EUR	370,000	5.00%	12/20/20	12,392
JPMC	CDX.EM.23		616,000	1.00%	6/20/20	17,717
JPMC	People’s Republic of China		244,000	1.00%	9/20/20	1,972

						$48,958

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
[3]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(1,582).

(continues)                             61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CLO – Collateralized Loan Obligation

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PLN – Polish Zloty

RBS – Royal Bank of Scotland

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

SGD – Singapore Dollar

SPDR® – Standard & Poor’s Depositary Receipt

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 36.45%
U.S. Markets – 20.42%
Consumer Discretionary – 2.19%
Boot Barn Holdings †	1,485	$27,369
BorgWarner	730	30,361
Buffalo Wild Wings †	200	38,686
Cheesecake Factory	630	33,995
Cinemark Holdings	510	16,570
Comcast Class A Special	920	52,661
Del Frisco’s Restaurant Group †	1,640	22,780
Discovery Communications Class A †	1,587	41,310
Discovery Communications Class C †	2,845	69,105
Disney (Walt)	890	90,958
DSW Class A	1,010	25,563
Express †	1,740	31,094
Fiesta Restaurant Group †	545	24,727
Ford Motor	3,460	46,952
G-III Apparel Group †	635	39,154
Jack in the Box	450	34,668
Jarden †	480	23,462
Johnson Controls	3,700	153,032
L Brands	2,068	186,389
Liberty Interactive Class A †	9,356	245,408
Lowe’s	2,600	179,192
Macy’s	660	33,871
Madden (Steven) †	902	33,031
Malibu Boats Class A †	845	11,813
National CineMedia	1,335	17,916
NIKE Class B	1,430	175,847
Nordstrom	680	48,763
Popeyes Louisiana Kitchen †	770	43,397
Shutterfly †	640	22,880
Starbucks	1,330	75,597
Tenneco †	760	34,025
Tractor Supply	680	57,338
TripAdvisor †	1,631	102,786
Urban Outfitters †	1,830	53,765

		2,124,465

Consumer Staples – 1.39%
Archer-Daniels-Midland	3,800	157,510
Casey’s General Stores	745	76,675
CVS Health	2,430	234,446
General Mills	560	31,433
J&J Snack Foods	310	35,235
Kimberly-Clark	370	40,345
Kraft Heinz	2,324	164,028

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Mondelez International	4,173	$174,723
PepsiCo	880	82,984
Procter & Gamble	1,150	82,731
Walgreens Boots Alliance	3,211	266,834

		1,346,944

Energy – 1.11%
Bonanza Creek Energy †	955	3,887
Bristow Group	240	6,278
Carrizo Oil & Gas †	735	22,447
Chevron	1,900	149,872
ConocoPhillips	3,370	161,625
Core Laboratories	280	27,944
EOG Resources	600	43,680
Exxon Mobil	1,570	116,729
Halliburton	4,300	152,005
Marathon Oil	7,000	107,800
Occidental Petroleum	2,970	196,465
Parsley Energy Class A †	630	9,494
Pioneer Energy Services †	820	1,722
RigNet †	745	18,997
RSP Permian †	620	12,555
Schlumberger	560	38,623

		1,070,123

Financials – 4.13%
Aflac	870	50,573
Allstate	2,800	163,072
American Equity Investment Life Holding	1,120	26,107
American Tower	650	57,187
Ameriprise Financial	320	34,922
Apartment Investment & Management	300	11,106
AvalonBay Communities	225	39,335
Bank of New York Mellon	4,400	172,260
BB&T	4,600	163,760
BBCN Bancorp	1,795	26,961
BlackRock	120	35,696
Boston Properties	275	32,560
Brandywine Realty Trust	950	11,704
Bryn Mawr Bank	330	10,253
Camden Property Trust	125	9,237
Capital One Financial	700	50,764
Cardinal Financial	1,160	26,692
Care Capital Properties	125	4,116
Citigroup	1,570	77,888

(continues)                             63

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
City Holding	635	$31,305
CoBiz Financial	1,255	16,328
Cousins Properties	575	5,301
Crown Castle International	3,050	240,553
DCT Industrial Trust	1,188	39,988
DDR	775	11,919
Douglas Emmett	575	16,514
Duke Realty	1,150	21,907
DuPont Fabros Technology	950	24,586
EastGroup Properties	500	27,090
EPR Properties	675	34,810
Equinix	1,049	286,797
Equity LifeStyle Properties	175	10,250
Equity One	300	7,302
Equity Residential	550	41,316
Essex Property Trust	125	27,927
Evercore Partners Class A	1,150	57,776
Extra Space Storage	175	13,503
Federal Realty Investment Trust	100	13,645
Fidelity & Guaranty Life	855	20,982
First Industrial Realty Trust	675	14,141
First NBC Bank Holding †	795	27,857
FirstMerit	1,905	33,661
Flushing Financial	1,120	22,422
General Growth Properties	1,250	32,463
Great Western Bancorp	1,145	29,049
Highwoods Properties	325	12,594
Host Hotels & Resorts	3,265	51,620
Houlihan Lokey †	620	13,516
Independent Bank @	490	22,589
Infinity Property & Casualty @	290	23,357
Intercontinental Exchange	990	232,640
Invesco	900	28,107
JPMorgan Chase	1,670	101,820
KeyCorp	3,630	47,226
Kilroy Realty	225	14,661
Kimco Realty	600	14,658
Kite Realty Group Trust	1,458	34,715
LaSalle Hotel Properties	1,025	29,100
Lexington Realty Trust	700	5,670
Liberty Property Trust	175	5,514
LTC Properties	50	2,133
Macerich	175	13,443
Marsh & McLennan	3,200	167,104
National Retail Properties	1,515	54,949
Old National Bancorp	2,300	32,039

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Omega Healthcare Investors	200	$7,030
Pebblebrook Hotel Trust	665	23,574
Post Properties	225	13,115
Primerica	760	34,253
Prologis	800	31,120
Prosperity Bancshares	715	35,114
Prudential Financial	400	30,484
PS Business Parks	100	7,938
Public Storage	150	31,745
Ramco-Gershenson Properties Trust	2,500	37,525
Raymond James Financial	740	36,726
Regency Centers	275	17,091
RLJ Lodging Trust	375	9,476
Sabra Health Care REIT	175	4,057
Selective Insurance Group @	945	29,352
Simon Property Group	450	82,674
SL Green Realty	225	24,336
Sovran Self Storage	315	29,705
Spirit Realty Capital	875	7,997
State Street	680	45,703
Sterling Bancorp	2,705	40,223
Stifel Financial †	720	30,312
Strategic Hotels & Resorts †	775	10,687
Tanger Factory Outlet Centers	325	10,715
Taubman Centers	100	6,908
Texas Capital Bancshares †	360	18,871
Travelers	520	51,756
UDR	525	18,102
United Fire Group	560	19,628
Urban Edge Properties	175	3,778
Ventas	500	28,030
Vornado Realty Trust	325	29,387
Webster Financial	790	28,148
Wells Fargo	1,890	97,051
Welltower	175	11,851
Western Alliance Bancorp †	1,140	35,009

		4,000,511

Healthcare – 3.57%
AbbVie	1,210	65,836
Acorda Therapeutics †	1,085	28,763
Air Methods †	1,020	34,772
Alkermes †	730	42,829
Allergan †	1,219	331,336
Baxalta	2,800	88,228
Baxter International	2,600	85,410

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Biogen †	596	$173,919
Cardinal Health	2,200	169,004
Catalent †	1,255	30,497
Celgene †	3,592	388,547
Cepheid †	850	38,420
CONMED	735	35,089
CryoLife	2,300	22,379
Express Scripts Holding †	2,895	234,379
Gilead Sciences	900	88,371
Insys Therapeutics †	530	15,084
Johnson & Johnson	1,900	177,365
Ligand Pharmaceuticals Class B †	455	38,971
Medicines †	795	30,178
Merck	4,810	237,566
Merit Medical Systems †	1,216	29,075
Pfizer	8,758	275,089
Prestige Brands Holdings †	690	31,160
Quest Diagnostics	2,500	153,675
Quidel †	1,320	24,922
Retrophin †	700	14,182
Spectrum Pharmaceuticals †	2,495	14,920
Team Health Holdings †	420	22,693
TESARO †	535	21,453
Thermo Fisher Scientific	550	67,254
UnitedHealth Group	730	84,687
Valeant Pharmaceuticals International †	1,191	212,451
Vanda Pharmaceuticals †	2,120	23,914
Vertex Pharmaceuticals †	370	38,532
WellCare Health Plans †	450	38,781
West Pharmaceutical Services	840	45,461

		3,455,192

Industrials – 1.78%
AAON	1,433	27,772
Actuant Class A	735	13,517
Applied Industrial Technologies	840	32,046
Barnes Group	1,085	39,114
Boeing	320	41,904
Columbus McKinnon	1,475	26,786
Continental Building Products †	1,680	34,507
Eaton	560	28,728
ESCO Technologies	900	32,310
Essendant	950	30,809
Esterline Technologies †	525	37,742

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
Federal Signal	1,410	$19,331
FedEx	270	38,875
General Electric	4,130	104,159
Granite Construction	940	27,890
Honeywell International	500	47,345
Hunt (J.B.) Transport Services	370	26,418
Kadant	775	30,233
KEYW Holding †	284	1,747
Kforce	1,095	28,777
KLX †	490	17,513
Lockheed Martin	300	62,193
McGrath RentCorp	1,025	27,357
MYR Group †	850	22,270
Nielsen Holdings	760	33,797
Northrop Grumman	1,100	182,545
On Assignment †	850	31,365
Parker-Hannifin	330	32,109
Raytheon	1,600	174,816
Republic Services	820	33,784
Roadrunner Transportation Systems †	760	13,984
Rockwell Collins	310	25,370
Swift Transportation †	760	11,415
Tetra Tech	975	23,702
Union Pacific	700	61,887
United Technologies	590	52,504
US Ecology	440	19,206
WageWorks †	635	28,626
Waste Management	3,600	179,316
XPO Logistics †	775	18,468

		1,722,237

Information Technology – 4.95%
Accenture Class A	710	69,765
Adobe Systems †	560	46,043
Analog Devices	360	20,308
Anixter International †	400	23,112
Apple	1,620	178,686
Applied Micro Circuits †	4,020	21,346
Avago Technologies	510	63,755
CA	6,228	170,024
Callidus Software †	1,910	32,451
Cisco Systems	8,960	235,200
Convergys	1,460	33,741
eBay †	7,346	179,536
Electronic Arts †	3,303	223,778

(continues)                             65

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
EMC	2,280	$55,085
ExlService Holdings †	775	28,621
Facebook Class A †	2,513	225,919
FARO Technologies †	760	26,600
Google Class A †	494	315,355
Google Class C †	240	146,021
GrubHub †	680	16,551
Guidewire Software †	655	34,440
Infinera †	955	18,680
Intel	8,170	246,244
InterXion Holding †	635	17,196
Intuit	1,219	108,186
j2 Global @	590	41,801
MasterCard Class A	2,982	268,738
Maxim Integrated Products	1,570	52,438
MaxLinear Class A †	1,120	13,933
Microsemi †	435	14,277
Microsoft	6,133	271,447
NETGEAR †	605	17,648
PayPal Holdings †	6,149	190,865
Plantronics	520	26,442
Proofpoint †	540	32,573
Q2 Holdings †	425	10,506
Qlik Technologies †	780	28,431
QUALCOMM	7,053	378,958
Rofin-Sinar Technologies †	285	7,390
Ruckus Wireless †	1,190	14,137
Sabre	1,860	50,555
salesforce.com †	840	58,321
SciQuest †	1,680	16,800
Semtech †	1,675	25,293
Silicon Laboratories †	330	13,708
SS&C Technologies Holdings	790	55,332
Synaptics †	470	38,756
TeleTech Holdings	890	23,843
Tyler Technologies †	450	67,189
Visa Class A	4,580	319,043
Xerox	16,500	160,545
Yahoo †	1,000	28,910
Yelp †	1,158	25,082

		4,789,604

Materials – 0.54%
Axalta Coating Systems †	1,390	35,223
Axiall	535	8,394
Balchem	280	17,016

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Materials (continued)
Boise Cascade †	720	$18,158
Chemtura †	640	18,317
duPont (E.I.) deNemours	3,100	149,420
Eastman Chemical	770	49,834
Huntsman	1,650	15,989
Innophos Holdings	160	6,342
Kaiser Aluminum	395	31,699
Minerals Technologies	695	33,471
Neenah Paper	630	36,716
Quaker Chemical	370	28,520
WestRock	855	43,981
Worthington Industries	1,215	32,173

		525,253

Telecommunication Services – 0.49%
AT&T	7,640	248,911
Atlantic Tele-Network	375	27,724
inContact †	3,305	24,821
Verizon Communications	3,900	169,689

		471,145

Utilities – 0.27%
Cleco	275	14,641
Edison International	2,800	176,596
NorthWestern	635	34,182
OGE Energy	820	22,435
South Jersey Industries	425	10,731

		258,585

Total U.S. Markets (cost $13,777,785)		19,764,059

Developed Markets – 11.78%§
Consumer Discretionary – 1.97%
adidas	600	48,376
Bayerische Motoren Werke	748	65,258
Cie Financiere Richemont Class A	330	25,675
Daimler	750	54,602
Denso	1,000	42,361
Hennes & Mauritz Class B	1,100	40,185
Jardine Cycle & Carriage	1,500	28,501
Kering	523	85,612
LVMH Moet Hennessy Louis Vuitton	170	28,941
Nitori Holdings	2,826	221,297
Publicis Groupe	897	61,303
RELX	2,200	35,941
Sekisui Chemical	4,000	42,104

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Shimano	300	$42,150
Singapore Press Holdings	10,700	28,882
Sodexo	390	32,360
Sumitomo Electric Industries	2,300	29,425
Sumitomo Rubber Industries	9,500	131,877
Swatch Group	100	37,083
Taylor Wimpey	12,700	37,628
Techtronic Industries	37,500	139,800
Toyota Motor	5,199	304,403
USS	1,500	24,949
Volkswagen	135	15,906
Whitbread	530	37,550
WPP	2,220	46,220
Yue Yuen Industrial Holdings	58,000	215,784

		1,904,173

Consumer Staples – 1.54%
Anheuser-Busch InBev	505	53,710
Aryzta †	3,954	167,567
Asahi Group Holdings	1,600	51,911
British American Tobacco	1,160	64,006
Carlsberg Class B	1,759	135,167
Chocoladefabriken Lindt & Sprungli Class PC	7	41,038
Coca-Cola Amatil	14,342	90,922
Diageo	1,520	40,839
Heineken	570	46,152
Henkel	390	34,471
Japan Tobacco	5,300	164,414
Jeronimo Martins	2,250	30,367
Koninklijke Ahold	2,050	39,991
L’Oreal	300	52,144
Nestle	1,070	80,462
Pernod Ricard	425	42,912
Reckitt Benckiser Group	395	35,822
SABMiller	550	31,146
Tesco	40,356	112,096
Treasury Wine Estates	7,000	32,436
Unilever	1,600	65,170
Unilever CVA	1,065	42,690
Wesfarmers	1,470	40,635

		1,496,068

Energy – 0.37%
Amec Foster Wheeler	2,500	27,158
CGG †	3,850	13,303
Idemitsu Kosan	1,600	24,510

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Energy (continued)
Neste Oil	1,220	$28,078
Saipem †	6,941	55,656
Subsea 7 †	1,265	9,522
Suncor Energy	3,700	98,957
TOTAL	2,188	98,423

		355,607

Financials – 1.84%
AIA Group	11,200	58,248
AXA	9,866	239,536
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel BM †	10,600	39,568
Commonwealth Bank of Australia	1,600	82,126
Credit Agricole	2,500	28,782
Daito Trust Construction	400	40,644
ING Groep CVA	11,048	156,165
Intesa Sanpaolo	11,250	39,743
Investor Class B	1,330	45,695
Mitsubishi UFJ Financial Group	40,481	244,606
Nordea Bank	19,574	218,353
Platinum Asset Management	6,200	29,621
Prudential	2,670	56,330
QBE Insurance Group	3,440	31,327
Schroders	850	36,119
Seven Bank	6,900	29,865
Sony Financial Holdings	2,400	39,393
Standard Chartered	13,614	132,127
Swire Properties	10,200	28,271
UBS Group	2,050	37,897
UniCredit	27,262	169,957

		1,784,373

Healthcare – 2.06%
Astellas Pharma	3,300	42,717
Bayer	530	67,998
ICON †	565	40,098
Indivior	9,000	30,913
Merck	380	33,644
Miraca Holdings	800	33,928
Novartis	4,127	379,281
Novo Nordisk ADR	3,580	194,179
Novo Nordisk Class B	1,300	70,156
QIAGEN †	1,470	37,919
Roche Holding	460	122,104

(continues)                             67

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Sanofi	2,369	$225,529
Smith & Nephew	2,880	50,319
Sonic Healthcare	2,200	28,297
STADA Arzneimittel	3,877	138,976
Sumitomo Dainippon Pharma	2,600	25,994
Teva Pharmaceutical Industries ADR	8,397	474,095

		1,996,147

Industrials – 1.81%
ABB †	2,600	45,998
Aggreko	1,700	24,508
ANDRITZ	570	25,685
AP Moeller - Maersk	21	32,372
Boskalis Westminster	770	33,705
Cathay Pacific Airways	18,000	33,897
Cie de Saint-Gobain	830	36,022
Deutsche Lufthansa †	2,350	32,714
Deutsche Post	6,201	171,786
East Japan Railway	2,125	179,072
Elbit Systems	520	38,442
Experian	2,200	35,318
Fraport	530	32,771
Fuji Electric	9,000	32,641
ITOCHU	17,037	180,110
Japan Airlines	800	28,309
JTEKT	2,200	30,803
Koninklijke Philips	5,852	137,679
Meggitt	13,581	97,978
Mitsubishi Electric	3,000	27,483
Mitsubishi Heavy Industries	7,000	31,307
Rexel	4,087	50,313
Schneider Electric	510	28,560
Singapore Airlines	4,300	32,371
THK	1,600	25,487
Travis Perkins	1,480	44,154
Vinci	3,151	200,368
WestJet Airlines Class VV @	3,350	59,547
Yamato Holdings	1,100	21,062

		1,750,462

Information Technology – 0.86%
Amadeus IT Holding	880	37,704
CGI Group Class A †	5,632	204,059
Computershare	3,800	28,376
Ericsson Class B	4,800	47,081
Infineon Technologies	3,500	39,324

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Information Technology (continued)
NICE-Systems	380	$21,284
Omron	900	27,093
Playtech	9,400	118,039
SAP	630	40,814
Seiko Epson	2,500	35,367
Teleperformance	2,762	209,573
Trend Micro	600	21,195

		829,909

Materials – 0.63%
Air Liquide	460	54,534
Alamos Gold	6,402	23,700
Anglo American ADR	2,000	8,240
Arkema	560	36,298
EMS-Chemie Holding	90	37,022
Johnson Matthey	710	26,325
Linde	245	39,794
Rexam	19,045	151,216
Rio Tinto	2,816	94,489
Shin-Etsu Chemical	700	35,900
South32 †	18,600	17,979
Toray Industries	5,000	43,228
Umicore	755	29,118
Yamana Gold	8,453	14,253

		612,096

Telecommunication Services – 0.58%
BT Group	7,700	49,009
Deutsche Telekom	3,350	59,635
KDDI	2,200	49,245
Nippon Telegraph & Telephone	6,744	237,558
Swisscom	60	29,941
Tele2 Class B	13,924	135,780

		561,168

Utilities – 0.12%
National Grid	5,900	82,173
Tokyo Gas	7,000	33,863

		116,036

Total Developed Markets (cost $10,152,952)		11,406,039

Emerging Markets X – 4.25%
Consumer Discretionary – 0.26%
Arcos Dorados Holdings Class A @	4,600	12,512
Grupo Televisa ADR	4,025	104,731
Hyundai Motor	197	27,376

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Discretionary (continued)
Mahindra & Mahindra	2,703	$52,290
Qunar Cayman Islands ADR †	300	9,021
Woolworths Holdings	6,290	44,022

		249,952

Consumer Staples – 0.65%
Anadolu Efes Biracilik Ve Malt Sanayii	5,647	39,864
BRF ADR	2,700	48,033
China Mengniu Dairy	11,000	38,789
Cia Brasileira de Distribuicao ADR	1,100	13,794
Cia Cervecerias Unidas ADR	1,300	28,795
Fomento Economico Mexicano ADR	600	53,550
Hypermarcas †	13,100	50,151
Lotte Chilsung Beverage @	49	99,736
Lotte Confectionery @	33	61,285
Tingyi Cayman Islands Holding	19,908	31,800
Tsingtao Brewery	8,004	35,205
Uni-President China Holdings @	89,600	86,895
Wal-Mart de Mexico Class V	16,490	40,650

		628,547

Energy – 0.58%
Cairn India	7,153	16,830
China Petroleum & Chemical	37,350	22,878
CNOOC ADR	400	41,232
Gazprom ADR @	7,988	32,226
Lukoil ADR	1,100	37,466
PetroChina ADR	475	33,107
Petroleo Brasileiro ADR †	9,219	40,103
Polski Koncern Naftowy Orlen	2,299	40,143
PTT Foreign	5,841	38,565
Reliance Industries GDR 144A #	6,684	173,784
Rosneft GDR	6,870	25,426
Sasol ADR	1,100	30,602
Tambang Batubara Bukit Asam Persero	28,600	11,015
YPF ADR	1,200	18,276

		561,653

Financials – 0.67%
Akbank	19,167	42,998
Banco Santander Brasil ADR	7,500	23,625
Bangkok Bank	9,696	42,769

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials (continued)
China Construction Bank	75,080	$50,103
Etalon Group GDR 144A #@=	3,700	6,087
Grupo Financiero Banorte Class O	5,000	24,504
ICICI Bank ADR	7,100	59,498
Industrial & Commercial Bank of China	94,459	54,569
Itau Unibanco Holding ADR	5,685	37,635
KB Financial Group ADR	2,327	68,391
Powszechna Kasa Oszczednosci Bank Polski †	2,376	18,425
Reliance Capital	3,798	21,909
Remgro	2,268	41,365
Samsung Life Insurance	625	52,267
Sberbank of Russia @=	29,194	33,629
Shinhan Financial Group	1,576	55,117
UEM Sunrise @	74,259	20,784

		653,675

Industrials – 0.10%
Empresas ICA ADR †	4,200	7,014
Gol Linhas Aereas Inteligentes ADR	6,100	5,943
KCC	211	73,717
Rumo Logistica Operadora Multimodal †	1,272	1,905
Santos Brasil Participacoes	1,900	6,229

		94,808

Information Technology – 1.02%
Baidu ADR †	2,083	286,225
Hon Hai Precision Industry	28,608	74,585
LG Display ADR	3,600	34,200
MediaTek	5,000	37,132
Samsung Electronics	242	232,192
Samsung SDI	269	24,749
SINA †	1,200	48,144
Sohu.com †	1,800	74,340
Taiwan Semiconductor Manufacturing	16,034	64,128
Taiwan Semiconductor Manufacturing ADR	2,200	45,650
United Microelectronics	90,000	29,503
WNS Holdings ADR †	1,435	40,108

		990,956

Materials – 0.26%
Anglo American Platinum †	764	12,658

(continues)                             69

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Braskem ADR	3,400	$28,662
Cemex ADR †	5,619	39,277
Cemex Latam Holdings †	2,954	11,499
Gerdau @	2,400	2,718
Gerdau ADR	2,500	3,425
Impala Platinum Holdings †	1,572	4,366
Nine Dragons Paper Holdings	34,000	17,733
Siam Cement NVDR	1,100	14,058
Siam Cement-Foreign	1,898	24,355
Sociedad Quimica y Minera de Chile ADR	1,200	17,448
Ultratech Cement	1,294	52,836
Vale ADR	4,525	19,005

		248,040

Telecommunication Services – 0.71%
America Movil Class L ADR	2,200	36,410
China Mobile	9,294	111,246
China Mobile ADR	1,100	65,450
KT ADR †	2,500	32,675
MegaFon GDR	2,359	28,662
Mobile TeleSystems ADR	1,800	12,996
Reliance Communications †	12,694	13,182
SK Telecom ADR	8,700	212,280
Telefonica Brasil ADR	4,850	44,281
Tim Participacoes ADR	6,400	60,480
Turkcell Iletisim Hizmetleri ADR	2,987	25,927
Vodacom Group	4,229	42,066

		685,655

Total Emerging Markets (cost $4,940,435)		4,113,286

Total Common Stock (cost $28,871,172)		35,283,384

Convertible Preferred Stock – 0.25%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	350	11,690
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	322	12,052
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	23	24,731

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	30	$12,300
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	200	20,372
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	340	18,805
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	180	14,062
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	450	19,643
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49 @	26	2,948
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	21	28,035
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @	622	11,631
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	535	27,143
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	273	18,853
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	20	23,360

Total Convertible Preferred Stock (cost $317,847)		245,625

	Number of shares	Value (U.S. $)
Exchange-Traded Funds – 0.63%
Financial Select Sector SPDR® Fund	6,625	$150,123
iShares MSCI EAFE Growth Index ETF	500	31,905
iShares MSCI EAFE Index ETF	50	2,866
PowerShares KBW Bank Portfolio	11,675	419,833
Vanguard FTSE Developed Markets ETF	190	6,772

Total Exchange-Traded Funds (cost $678,023)		611,499

	Principal amount°
Agency Collateralized Mortgage Obligations – 0.82%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	1,230	1,399
Series 2003-26 AT 5.00% 11/25/32	10,356	10,569
Series 2005-70 PA 5.50% 8/25/35	5,269	5,981
Series 2010-41 PN 4.50% 4/25/40	60,000	65,739
Series 2010-43 HJ 5.50% 5/25/40	9,756	11,077
Series 2010-96 DC 4.00% 9/25/25	94,700	100,435
Series 2012-122 SD 5.906% 11/25/42 ●S	97,885	24,195
Series 2013-26 ID 3.00% 4/25/33 S	132,189	19,158
Series 2013-38 AI 3.00% 4/25/33 S	127,878	18,186
Series 2013-44 DI 3.00% 5/25/33 S	391,933	56,618
Series 2014-36 ZE 3.00% 6/25/44	67,649	61,410
Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24 ¿	160,000	169,633
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22	52,695	57,107
Series 4065 DE 3.00% 6/15/32	15,000	15,267
Series 4185 LI 3.00% 3/15/33 S	94,789	13,531

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 4191 CI 3.00% 4/15/33 S	81,574	$10,963
GNMA Series 2010-113 KE 4.50% 9/20/40	140,000	156,365

Total Agency Collateralized Mortgage Obligations (cost $789,396)		797,633

Agency Mortgage-Backed Securities – 10.85%
Fannie Mae ARM 2.417% 5/1/43 ●	49,041	50,018
2.553% 6/1/43 ●	16,600	17,029
2.913% 7/1/45 ●	16,913	17,424
3.18% 4/1/44 ●	62,371	64,912
3.26% 3/1/44 ●	69,690	72,800
3.288% 9/1/43 ●	47,663	49,829
Fannie Mae S.F. 15 yr 3.50% 7/1/26	38,016	40,315
4.00% 4/1/24	13,054	13,864
4.00% 5/1/24	121,297	128,788
4.00% 11/1/25	71,689	76,330
4.00% 12/1/26	38,837	41,256
4.00% 1/1/27	186,954	198,997
4.00% 8/1/27	46,615	49,622
4.50% 4/1/18	3,085	3,197
5.00% 9/1/18	7,551	7,846
5.50% 7/1/22	11,489	12,560
Fannie Mae S.F. 20 yr 3.00% 2/1/33	5,508	5,716
3.00% 8/1/33	22,456	23,333
3.50% 4/1/33	6,734	7,129
4.00% 1/1/31	9,997	10,775
4.00% 2/1/31	32,753	35,306
5.00% 11/1/23	2,747	3,022
5.50% 12/1/29	3,789	4,227
6.00% 9/1/29	24,695	27,832
Fannie Mae S.F. 30 yr 3.00% 7/1/42	42,320	43,061
3.00% 10/1/42	26,114	26,572
3.00% 12/1/42	53,063	53,960
3.00% 5/1/43	82,485	83,845
4.00% 8/1/43	19,355	20,774
4.50% 7/1/41	22,368	24,293
4.50% 1/1/42	245,121	266,289
4.50% 9/1/42	417,928	454,412
4.50% 11/1/43	57,116	61,975

(continues)                             71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 4.50% 6/1/44	49,733	$54,068
4.50% 10/1/44	186,107	202,314
4.50% 2/1/45	419,211	455,040
5.00% 11/1/35	18,425	20,308
5.00% 4/1/37	11,491	12,670
5.50% 12/1/32	2,173	2,447
5.50% 2/1/33	28,831	32,304
5.50% 4/1/34	11,077	12,444
5.50% 11/1/34	12,337	13,894
5.50% 12/1/34	73,820	83,125
5.50% 3/1/35	23,442	26,398
5.50% 5/1/35	19,023	21,418
5.50% 6/1/35	8,204	9,158
5.50% 1/1/36	35,381	39,867
5.50% 4/1/36	70,320	78,977
5.50% 5/1/36	5,356	6,015
5.50% 7/1/36	3,350	3,773
5.50% 11/1/36	7,001	7,845
5.50% 1/1/37	29,776	33,396
5.50% 2/1/37	15,179	16,998
5.50% 4/1/37	60,748	68,052
5.50% 8/1/37	31,014	34,897
5.50% 1/1/38	868	971
5.50% 2/1/38	29,107	32,734
5.50% 3/1/38	16,580	18,640
5.50% 4/1/38	33,475	37,338
5.50% 6/1/38	66,130	74,054
5.50% 1/1/39	27,977	31,284
5.50% 2/1/39	101,665	114,439
5.50% 7/1/40	66,773	75,158
5.50% 9/1/41	285,135	318,888
6.00% 4/1/35	123,853	140,882
6.00% 5/1/36	32,438	36,663
6.00% 6/1/36	3,751	4,241
6.00% 12/1/36	4,113	4,667
6.00% 2/1/37	13,547	15,315
6.00% 5/1/37	32,911	37,152
6.00% 6/1/37	2,302	2,614
6.00% 7/1/37	2,523	2,865
6.00% 8/1/37	29,348	33,141
6.00% 9/1/37	4,586	5,181
6.00% 11/1/37	5,449	6,142
6.00% 5/1/38	55,459	62,646
6.00% 7/1/38	1,496	1,688
6.00% 9/1/38	11,421	12,913
6.00% 10/1/38	5,350	6,036
6.00% 9/1/39	181,320	204,850
6.00% 3/1/40	17,409	19,703

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 6.00% 9/1/40	16,744	$18,932
6.00% 11/1/40	6,822	7,772
6.00% 5/1/41	85,492	96,774
6.50% 2/1/36	6,124	6,995
6.50% 3/1/40	94,481	109,210
Fannie Mae S.F. 30 yr TBA 3.00% 11/1/45	4,289,000	4,337,586
4.50% 11/1/45	218,000	236,111
Freddie Mac ARM 2.515% 1/1/44 ●	140,036	144,254
2.958% 10/1/45 ●	36,000	37,066
Freddie Mac S.F. 15 yr 2.50% 3/1/28	12,163	12,522
4.00% 12/1/24	17,434	18,658
4.00% 5/1/25	6,631	7,099
4.00% 8/1/25	14,470	15,497
4.50% 8/1/24	40,244	43,116
4.50% 6/1/26	18,681	19,929
4.50% 9/1/26	18,307	19,551
Freddie Mac S.F. 20 yr 3.00% 6/1/34	23,761	24,657
3.50% 1/1/34	54,529	57,593
Freddie Mac S.F. 30 yr 3.00% 10/1/42	47,722	48,447
3.00% 11/1/42	47,120	47,899
4.50% 10/1/39	20,599	22,334
4.50% 11/1/39	83,776	91,626
4.50% 4/1/41	99,051	107,498
5.50% 3/1/34	4,744	5,290
5.50% 12/1/34	4,454	4,971
5.50% 6/1/36	2,987	3,306
5.50% 11/1/36	6,018	6,660
5.50% 12/1/36	1,404	1,556
5.50% 7/1/37	2,570	2,852
5.50% 9/1/37	4,334	4,800
5.50% 4/1/38	14,791	16,380
5.50% 6/1/38	3,508	3,882
5.50% 7/1/38	15,683	17,360
5.50% 6/1/39	15,612	17,284
5.50% 3/1/40	16,705	18,500
5.50% 8/1/40	25,958	28,740
5.50% 1/1/41	17,342	19,207
5.50% 6/1/41	90,693	100,408
6.00% 2/1/36	9,703	11,054
6.00% 1/1/38	5,938	6,696
6.00% 6/1/38	16,518	18,587
6.00% 8/1/38	43,600	49,712
6.00% 5/1/40	24,745	28,108

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr 6.00% 7/1/40	26,542	$29,808
6.50% 4/1/39	25,564	29,225
GNMA I S.F. 30 yr 5.00% 6/15/40	8,960	9,953

Total Agency Mortgage-Backed Securities (cost $10,444,354)		10,498,386

Agency Obligation – 0.04%
Tennessee Valley Authority 4.25% 9/15/65	40,000	40,324

Total Agency Obligation (cost $38,926)		40,324

Collateralized Debt Obligations – 0.51%
CIFC Funding 2014-II Series 2014-2A A1L 144A 1.809% 5/24/26 #●	250,000	247,825
Magnetite IX Series 2014-9A A1 144A 1.715% 7/25/26 #●	250,000	247,550

Total Collateralized Debt Obligations (cost $498,275)		495,375

Commercial Mortgage-Backed Securities – 3.55%
Banc of America Commercial Mortgage Trust Series 2006-1 AM 5.421% 9/10/45 ●	15,000	15,078
Series 2006-4 A4 5.634% 7/10/46	42,992	43,700
Series 2007-4 AM 6.002% 2/10/51 ●	60,000	63,950
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	30,000	31,658
CD Commercial Mortgage Trust Series 2005-CD1 AJ 5.289% 7/15/44 ●	20,746	20,737
Series 2005-CD1 C 5.289% 7/15/44 ●	20,000	19,982
CFCRE Commercial Mortgage Trust Series 2011-C1 144A 3.759% 4/15/44 #	46,533	46,883

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49 ●	35,000	$36,696
Series 2014-GC25 A4 3.635% 10/10/47	65,000	67,753
Series 2015-GC27 A5 3.137% 2/10/48	25,000	24,914
COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	45,000	47,625
Series 2014-CR20 A4 3.59% 11/10/47	80,000	83,232
Series 2014-CR20 AM 3.938% 11/10/47	130,000	135,256
Series 2014-CR21 A3 3.528% 12/10/47	15,000	15,528
Series 2015-3BP A 144A 3.178% 2/10/35 #	200,000	200,832
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	30,000	31,067
DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.735% 11/10/46 #●	100,000	111,506
FREMF Mortgage Trust Series 2011-K10 B 144A 4.781% 11/25/49 #●	40,000	43,255
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	11,077
Series 2012-K18 B 144A 4.41% 1/25/45 #●	30,000	32,129
Series 2012-K19 B 144A 4.175% 5/25/45 #●	15,000	15,973
Series 2012-K22 B 144A 3.812% 8/25/45 #●	50,000	51,095
Series 2012-K22 C 144A 3.812% 8/25/45 #●	40,000	40,454
Series 2012-K707 B 144A 4.019% 1/25/47 #●	20,000	20,668
Series 2012-K708 B 144A 3.886% 2/25/45 #●	80,000	83,358
Series 2012-K708 C 144A 3.886% 2/25/45 #●	15,000	15,339
Series 2012-K711 B 144A 3.684% 8/25/45 #●	10,000	10,432
Series 2013-K25 C 144A 3.743% 11/25/45 #●	40,000	39,231
Series 2013-K26 C 144A 3.723% 12/25/45 #●	25,000	24,421

(continues)                             73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2013-K30 C 144A 3.668% 6/25/45 #●	40,000	$39,415
Series 2013-K31 C 144A 3.74% 7/25/46 #•	85,000	84,643
Series 2013-K33 B 144A 3.618% 8/25/46 #●	50,000	50,312
Series 2013-K33 C 144A 3.618% 8/25/46 #●	10,000	9,626
Series 2013-K712 B 144A 3.484% 5/25/45 #●	35,000	35,968
Series 2013-K713 B 144A 3.274% 4/25/46 #●	70,000	71,336
Series 2013-K713 C 144A 3.274% 4/25/46 #●	75,000	74,722
Series 2014-K716 C 144A 4.085% 8/25/47 #●	30,000	30,745
Series 2015-K47 B 144A 3.723% 6/25/48 #●	35,000	32,853
GS Mortgage Securities Trust Series 2010-C1 A2 144A 4.592% 8/10/43 #	400,000	438,947
Series 2015-GC32 A4 3.764% 7/10/48	25,000	26,286
Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30 #	100,000	100,294
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	100,000	98,711
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 A1 1.254% 2/15/47	30,162	30,160
Series 2014-C22 B 4.713% 9/15/47 ●	20,000	20,774
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.675% 8/12/37 ●	25,000	27,323
Series 2005-LDP4 AJ 5.04% 10/15/42 ●	95,987	95,963
Series 2005-LDP5 D 5.563% 12/15/44 ●	45,000	44,897
Series 2006-LDP8 AM 5.44% 5/15/45	163,000	167,457
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	4,007	4,045

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	70,000	$72,276
Series 2006-C6 AM 5.413% 9/15/39	65,000	67,219
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 AS 3.832% 12/15/47	15,000	15,480
Series 2015-C22 A3 3.046% 4/15/48	35,000	34,706
Series 2015-C23 A4 3.719% 7/15/50	110,000	114,942
Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.397% 11/14/42 ●	70,000	69,946
Series 2006-TOP21 AM 5.204% 10/12/52 ●	65,000	65,263
Series 2006-TOP23 A4 6.017% 8/12/41 ●	35,022	35,712
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	35,000	35,615
Series 2015-NXS3 A4 3.617% 9/15/57	40,000	41,516
WFRBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	15,000	15,968

Total Commercial Mortgage-Backed Securities (cost $3,447,328)		3,436,949

Convertible Bonds – 0.91%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18 @	49,000	49,551
Ares Capital 5.75% exercise price $18.36, expiration date 2/1/16	17,000	17,149
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	19,000	19,689
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	21,000	28,324

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	41,000	$43,076
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	29,000	27,586
Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18 #	34,000	32,066
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	31,000	28,869
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	22,000	20,075
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18 @	33,000	28,999
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	17,000	12,155
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	18,000	15,570
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	20,000	25,113
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18 @	19,000	17,991
General Cable 4.50% exercise price $33.77, expiration date 11/15/29 @φ	35,000	21,197
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	6,000	25,733
HealthSouth 2.00% exercise price $38.30, expiration date 11/30/43	19,000	21,565
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	24,000	19,710
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	7,000	14,691

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
inContact 144A 2.50% exercise price $14.23, expiration date 4/1/22 #	28,000	$23,363
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	20,000	23,825
Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43 #	29,000	26,100
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 φ	22,000	21,849
Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25 #	14,000	13,466
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	17,000	33,373
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	22,000	27,844
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	18,000	19,969
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	7,000	9,594
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	30,000	29,381
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	7,000	8,724
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18 @	23,000	20,599
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21 @	28,000	25,603
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	19,000	9,749
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19 @	6,000	4,545

(continues)                             75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19 @		22,000	$21,615
Vector Group 1.75% exercise price $24.64, expiration date 4/15/20 ●		34,000	38,123
Vector Group 2.50% exercise price $15.98, expiration date 1/14/19 ●		15,000	22,643
VEREIT 3.75% exercise price $15.15, expiration date 12/14/20 @		29,000	26,843

Total Convertible Bonds (cost $862,242)			876,317

Corporate Bonds – 23.90%
Banking – 2.70%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	27,000	21,101
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #		150,000	143,205
Bank of America 3.95% 4/21/25		170,000	165,707
Bank of New York Mellon 2.15% 2/24/20		15,000	15,023
City National 5.25% 9/15/20		55,000	62,763
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.25% 1/13/22	AUD	53,000	38,700
Credit Suisse Group 144A 6.25% 12/29/49 #●		220,000	206,927
Fifth Third Bancorp 2.875% 7/27/20		25,000	25,234
Goldman Sachs Group 5.20% 12/17/19	NZD	67,000	44,858
JPMorgan Chase 0.924% 1/28/19 ●		53,000	52,833
4.25% 11/2/18	NZD	85,000	55,341
4.25% 10/1/27		20,000	19,965
KeyBank 3.30% 6/1/25		250,000	247,949
Morgan Stanley 1.143% 1/24/19 ●		57,000	57,080
4.35% 9/8/26		10,000	10,073
5.00% 9/30/21	AUD	54,000	40,119
MUFG Americas Holdings 2.25% 2/10/20		45,000	44,896
3.00% 2/10/25		95,000	90,987

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Funding 5.625% 2/1/17		150,000	$158,022
Santander UK Group Holdings 144A 4.75% 9/15/25 #		200,000	198,716
State Street 2.55% 8/18/20		60,000	60,834
3.55% 8/18/25		75,000	76,613
SunTrust Banks 2.35% 11/1/18		90,000	91,069
USB Capital IX 3.50% 10/29/49 ●		145,000	118,175
Wells Fargo 4.30% 7/22/27		85,000	86,747
4.75% 8/27/24	AUD	10,000	7,467
Woori Bank 144A 2.875% 10/2/18 #		200,000	204,599
144A 4.75% 4/30/24 #		200,000	207,044
Zions Bancorporation 4.50% 6/13/23		60,000	62,401

			2,614,448

Basic Industry – 1.71%
ArcelorMittal 10.60% 6/1/19		85,000	92,119
Ball 5.25% 7/1/25		45,000	44,522
CF Industries 6.875% 5/1/18		165,000	184,070
7.125% 5/1/20		47,000	55,304
Chemours 144A 6.625% 5/15/23 #		5,000	3,375
144A 7.00% 5/15/25 #		25,000	16,500
Dow Chemical 8.55% 5/15/19		198,000	239,547
Freeport-McMoran Oil & Gas 6.50% 11/15/20		34,000	30,749
Georgia-Pacific 8.00% 1/15/24		160,000	207,693
Gerdau Holdings 144A 7.00% 1/20/20 #		100,000	93,750
Grace (W.R.) 144A 5.125% 10/1/21 #		15,000	14,850
HD Supply 7.50% 7/15/20		24,000	25,080
International Paper 5.00% 9/15/35		40,000	39,342
INVISTA Finance 144A 4.25% 10/15/19 #		75,000	72,750
Joseph T Ryerson & Son 9.00% 10/15/17		35,000	31,325
11.25% 10/15/18 @		14,000	12,775
Lundin Mining 144A 7.50% 11/1/20 #		35,000	33,950

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Methanex 4.25% 12/1/24	75,000	$72,347
Novelis 8.75% 12/15/20	25,000	24,193
OCP 144A 4.50% 10/22/25 #	200,000	188,000
PolyOne 5.25% 3/15/23	30,000	28,515
PPG Industries 2.30% 11/15/19	50,000	50,458
Rockwood Specialties Group 4.625% 10/15/20	40,000	41,414
Tronox Finance 6.375% 8/15/20	40,000	25,600
144A 7.50% 3/15/22 #	50,000	31,750

		1,659,978

Brokerage – 0.12%
Jefferies Group 5.125% 1/20/23	50,000	50,174
6.45% 6/8/27	30,000	31,252
6.50% 1/20/43	20,000	19,046
Lazard Group 6.85% 6/15/17	17,000	18,377

		118,849

Capital Goods – 0.61%
BWAY Holding 144A 9.125% 8/15/21 #	50,000	48,500
Cemex Finance 144A 9.375% 10/12/22 #	200,000	213,740
Embraer Netherlands Finance 5.05% 6/15/25	65,000	60,304
Fortune Brands Home & Security 3.00% 6/15/20	35,000	35,300
Gates Global 144A 6.00% 7/15/22 #	45,000	36,450
Masco 4.45% 4/1/25	40,000	40,600
Milacron 144A 7.75% 2/15/21 #	30,000	30,750
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	15,000	15,122
Parker-Hannifin 3.30% 11/21/24	5,000	5,110
Plastipak Holdings 144A 6.50% 10/1/21 #	40,000	38,400
TransDigm 6.00% 7/15/22	40,000	37,500
6.50% 7/15/24	30,000	28,345

		590,121

Consumer Cyclical – 1.98%
Alibaba Group Holding 144A 3.125% 11/28/21 #	200,000	192,546

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
American Axle & Manufacturing 6.25% 3/15/21		45,000	$45,056
AutoNation 3.35% 1/15/21		15,000	15,179
4.50% 10/1/25		25,000	25,530
Caesars Growth Properties Holdings 9.375% 5/1/22		30,000	23,625
CDK Global 4.50% 10/15/24		45,000	45,402
Daimler 2.75% 12/10/18	NOK	520,000	63,012
Ford Motor 7.45% 7/16/31		92,000	114,568
Ford Motor Credit 2.24% 6/15/18		200,000	199,547
General Motors Financial 3.45% 4/10/22		100,000	96,327
4.00% 1/15/25		65,000	61,672
4.375% 9/25/21		50,000	51,116
Harman International Industries 4.15% 5/15/25		75,000	74,732
Host Hotels & Resorts 3.75% 10/15/23		60,000	58,828
Hyundai Capital America 144A 2.125% 10/2/17 #		60,000	60,225
144A 2.55% 2/6/19 #		15,000	15,091
Kohl’s 4.25% 7/17/25		60,000	60,222
Lear 5.25% 1/15/25		100,000	98,500
Lowe’s 3.375% 9/15/25		50,000	50,580
Marriott International 3.375% 10/15/20		50,000	51,887
Meritor 6.75% 6/15/21		30,000	30,300
Netflix 144A 5.875% 2/15/25 #		90,000	92,925
QVC 4.375% 3/15/23		110,000	107,094
5.45% 8/15/34		70,000	62,720
Signet UK Finance 4.70% 6/15/24		85,000	85,990
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @		45,000	44,173
4.50% 10/1/34 @		10,000	8,849
Toyota Finance Australia 2.25% 8/31/16	NOK	60,000	7,093
3.04% 12/20/16	NZD	120,000	76,343

			1,919,132

Consumer Non-Cyclical – 2.55%
Actavis Funding 3.80% 3/15/25		25,000	24,198

(continues)                             77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Baxalta 144A 4.00% 6/23/25 #	55,000	$55,195
Becton Dickinson 6.375% 8/1/19	95,000	108,689
Biogen 2.90% 9/15/20	5,000	5,056
4.05% 9/15/25	15,000	15,183
5.20% 9/15/45	35,000	35,450
Boston Scientific 2.65% 10/1/18	15,000	15,194
Celgene 5.00% 8/15/45	15,000	14,936
Community Health Systems 6.875% 2/1/22	60,000	61,423
DaVita HealthCare Partners 5.00% 5/1/25	180,000	173,250
EMD Finance 144A 2.95% 3/19/22 #	40,000	39,582
Express Scripts Holding 2.25% 6/15/19	55,000	54,876
HCA 5.375% 2/1/25	155,000	153,837
HealthSouth 5.125% 3/15/23	15,000	14,494
5.75% 11/1/24	10,000	9,900
144A 5.75% 9/15/25 #	15,000	14,587
IASIS Healthcare 8.375% 5/15/19	135,000	139,219
Immucor 11.125% 8/15/19	160,000	165,600
JB 144A 3.75% 5/13/25 #	150,000	144,371
JBS Investments 144A 7.75% 10/28/20 #	200,000	206,000
JBS USA 144A 5.75% 6/15/25 #	95,000	87,875
Kinetic Concepts 10.50% 11/1/18	35,000	36,724
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	30,000	28,763
144A 5.50% 4/15/25 #	70,000	62,650
Omnicare 5.00% 12/1/24	30,000	32,700
Perrigo Finance 3.50% 12/15/21	200,000	197,734
Prestige Brands 144A 5.375% 12/15/21 #	75,000	73,500
Reynolds American 2.30% 6/12/18	60,000	60,685
4.00% 6/12/22	10,000	10,464
5.85% 8/15/45	30,000	33,500
St. Jude Medical 2.80% 9/15/20	35,000	35,227

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
St. Jude Medical 3.875% 9/15/25	55,000	$55,852
Sysco 2.60% 10/1/20	50,000	50,077
3.75% 10/1/25	50,000	50,588
Tenet Healthcare 4.50% 4/1/21	50,000	49,437
Valeant Pharmaceuticals International 144A 5.875% 5/15/23 #	60,000	57,487
Zimmer Biomet Holdings 3.375% 11/30/21	90,000	91,126

		2,465,429

Energy – 2.58%
AmeriGas Finance 7.00% 5/20/22	35,000	36,050
Bristow Group 6.25% 10/15/22	25,000	21,625
Chaparral Energy 7.625% 11/15/22	10,000	3,000
Chesapeake Energy 4.875% 4/15/22	75,000	49,313
Continental Resources 4.50% 4/15/23	120,000	104,366
Dominion Gas Holdings 3.60% 12/15/24	55,000	54,824
4.60% 12/15/44	85,000	81,087
Ecopetrol 5.375% 6/26/26	60,000	52,425
Enbridge Energy Partners 8.05% 10/1/37 ●	115,000	110,975
Energy Transfer Partners 9.70% 3/15/19	56,000	66,861
EnLink Midstream Partners 4.15% 6/1/25	55,000	50,550
Ensco 4.70% 3/15/21	55,000	46,369
Enterprise Products Operating 3.70% 2/15/26	5,000	4,735
7.034% 1/15/68 ●	160,000	169,200
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	40,000	40,335
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	112,294
Laredo Petroleum 7.375% 5/1/22	60,000	58,350
Marathon Oil 3.85% 6/1/25	85,000	75,398
Murphy Oil USA 6.00% 8/15/23	80,000	82,200

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration 5.375% 1/1/26	80,000	$73,600
5.625% 7/1/24	55,000	52,250
Noble Energy 5.05% 11/15/44	50,000	43,453
Noble Holding International 4.00% 3/16/18	10,000	9,477
Oasis Petroleum 6.875% 3/15/22	50,000	39,865
PDC Energy 7.75% 10/15/22	20,000	20,000
Petrobras Global Finance 4.875% 3/17/20	21,000	15,277
Petroleos Mexicanos 144A 4.25% 1/15/25 #	40,000	36,700
6.50% 6/2/41	15,000	13,872
Plains All American Pipeline 8.75% 5/1/19	90,000	107,437
Pride International 6.875% 8/15/20	105,000	100,010
Regency Energy Partners 5.875% 3/1/22	115,000	118,000
Sunoco Logistics Partners Operations 3.45% 1/15/23	135,000	117,545
Talisman Energy 3.75% 2/1/21	50,000	47,209
5.50% 5/15/42	90,000	69,738
Weatherford International Bermuda 4.50% 4/15/22	35,000	28,346
Williams Partners 4.00% 9/15/25	65,000	56,409
7.25% 2/1/17	85,000	90,472
Woodside Finance 144A 3.65% 3/5/25 #	70,000	63,442
144A 8.75% 3/1/19 #	65,000	76,870
YPF 144A 8.75% 4/4/24 #	70,000	62,216
144A 8.875% 12/19/18 #	40,000	38,800

		2,500,945

Financials – 0.65%
Affiliated Managers Group 3.50% 8/1/25	60,000	57,844
American Tower 2.80% 6/1/20	30,000	29,971
4.00% 6/1/25	35,000	34,218
Aviation Capital Group 144A 2.875% 9/17/18 #	5,000	5,002

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
Aviation Capital Group 144A 4.875% 10/1/25 #		25,000	$24,906
144A 6.75% 4/6/21 #		50,000	56,187
General Electric Capital 4.25% 1/17/18	NZD	10,000	6,533
5.55% 5/4/20		40,000	46,227
6.00% 8/7/19		80,000	92,573
7.125% 12/29/49 ●		100,000	115,625
Lazard Group 3.75% 2/13/25		60,000	57,362
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		100,000	100,905

			627,353

Insurance – 1.05%
Berkshire Hathaway Finance 2.90% 10/15/20		75,000	77,932
Highmark 144A 4.75% 5/15/21 #		45,000	46,803
144A 6.125% 5/15/41 #		20,000	20,293
HUB International 144A 7.875% 10/1/21 #		55,000	52,663
Liberty Mutual Group 144A 4.95% 5/1/22 #		25,000	27,068
MetLife 5.25% 12/29/49 ●		160,000	158,800
6.40% 12/15/36		90,000	98,325
Prudential Financial 4.50% 11/15/20		20,000	21,952
5.375% 5/15/45 ●		45,000	44,719
5.625% 6/15/43 ●		35,000	36,207
5.875% 9/15/42 ●		70,000	74,375
TIAA Asset Management Finance 144A 2.95% 11/1/19 #		50,000	50,743
144A 4.125% 11/1/24 #		95,000	97,023
USI 144A 7.75% 1/15/21 #		15,000	14,737
Voya Financial 5.65% 5/15/53 ●		60,000	60,780
XLIT 4.45% 3/31/25		70,000	70,185
5.50% 3/31/45		35,000	33,058
6.50% 10/29/49 ●		40,000	31,860

			1,017,523

Media – 0.59%
CBS 4.00% 1/15/26		35,000	34,504
CCO Holdings 144A 5.125% 5/1/23 #		65,000	60,086

(continues)                             79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
CCO Safari II 144A 4.908% 7/23/25 #	120,000	$119,608
CSC Holdings 5.25% 6/1/24	150,000	118,687
Gray Television 7.50% 10/1/20	30,000	30,863
Sirius XM Radio 144A 5.375% 4/15/25 #	95,000	90,963
Time Warner 4.85% 7/15/45	35,000	34,483
Tribune Media 144A 5.875% 7/15/22 #	80,000	77,800

		566,994

Real Estate – 0.68%
Alexandria Real Estate Equities 4.60% 4/1/22	45,000	47,354
Carey (W.P.) 4.60% 4/1/24	45,000	45,968
CBL & Associates 4.60% 10/15/24	70,000	68,560
5.25% 12/1/23	15,000	15,651
Corporate Office Properties 3.60% 5/15/23	55,000	51,687
5.25% 2/15/24	65,000	67,191
DDR 7.50% 4/1/17	30,000	32,478
7.875% 9/1/20	73,000	89,269
Education Realty Operating Partnership 4.60% 12/1/24	60,000	60,405
Excel Trust 4.625% 5/15/24	30,000	29,727
Hospitality Properties Trust 4.50% 3/15/25	55,000	53,994
Omega Healthcare Investors 144A 5.25% 1/15/26 #	35,000	35,647
UDR 4.00% 10/1/25	20,000	20,348
Ventas Realty 4.125% 1/15/26	35,000	35,352

		653,631

Services – 0.78%
AECOM 144A 5.75% 10/15/22 #	7,000	7,057
144A 5.875% 10/15/24 #	85,000	85,850
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	240,000	211,248
DigitalGlobe 144A 5.25% 2/1/21 #	110,000	104,775
GEO Group 5.125% 4/1/23	55,000	54,725
5.875% 10/15/24	30,000	30,450

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
MGM Resorts International 6.00% 3/15/23	68,000	$66,215
United Rentals North America 5.50% 7/15/25	103,000	96,691
Wynn Las Vegas 144A 5.50% 3/1/25 #	60,000	51,675
Zayo Group 144A 6.00% 4/1/23 #	45,000	43,763

		752,449

Technology – 1.08%
Apple 3.45% 2/9/45	80,000	67,902
Cisco Systems 1.65% 6/15/18	75,000	75,576
First Data 11.25% 1/15/21	55,000	60,225
Flextronics International 144A 4.75% 6/15/25 #	75,000	72,841
Hewlett Packard Enterprise 144A 2.85% 10/5/18 #	35,000	34,955
144A 3.60% 10/15/20 #	35,000	34,990
144A 4.90% 10/15/25 #	45,000	44,876
Jabil Circuit 7.75% 7/15/16	9,000	9,337
Micron Technology 144A 5.25% 8/1/23 #	140,000	129,122
5.50% 2/1/25	60,000	55,200
Molex Electronic Technologies 144A 2.878% 4/15/20 #	50,000	49,505
144A 3.90% 4/15/25 #	50,000	48,821
Motorola Solutions 4.00% 9/1/24	55,000	49,722
Oracle 3.25% 5/15/30	65,000	61,230
4.30% 7/8/34	25,000	25,112
QUALCOMM 3.00% 5/20/22	50,000	49,345
3.45% 5/20/25	50,000	47,271
Seagate HDD Cayman 4.75% 1/1/25	115,000	110,599
144A 4.875% 6/1/27 #	25,000	23,304

		1,049,933

Telecommunications – 2.73%
American Tower Trust I 144A 3.07% 3/15/23 #	75,000	74,319
AT&T 3.40% 5/15/25	65,000	62,168
4.50% 5/15/35	35,000	32,119
4.75% 5/15/46	100,000	91,983
CC Holdings GS V 3.849% 4/15/23	30,000	29,943

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
CenturyLink 5.80% 3/15/22	75,000	$64,406
6.75% 12/1/23	50,000	43,937
Columbus International 144A 7.375% 3/30/21 #	200,000	207,750
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	276,263
Digicel Group 144A 8.25% 9/30/20 #	200,000	186,000
Equinix 5.375% 4/1/23	80,000	78,648
Frontier Communications 144A 8.875% 9/15/20 #	115,000	112,987
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,839
Hughes Satellite Systems 7.625% 6/15/21	25,000	26,875
Intelsat Luxembourg 8.125% 6/1/23 @	130,000	85,150
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	198,800
SBA Tower Trust 144A 2.24% 4/16/18 #	55,000	54,725
144A 2.898% 10/15/19 #	40,000	40,128
Scripps Networks Interactive 3.95% 6/15/25	40,000	38,797
SES 144A 3.60% 4/4/23 #	110,000	111,289
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	120,000	118,831
Sprint 7.125% 6/15/24	90,000	69,489
Telefonica Emisiones 6.421% 6/20/16	80,000	82,860
Time Warner Cable 5.50% 9/1/41	35,000	31,449
T-Mobile USA 6.125% 1/15/22	70,000	67,725
Verizon Communications 4.40% 11/1/34	50,000	46,669
4.862% 8/21/46	110,000	103,547
VTR Finance 144A 6.875% 1/15/24 #	200,000	182,000
WPP Finance 2010 5.625% 11/15/43	20,000	21,036

		2,639,732

Transportation – 0.35%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	35,000	33,994

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	29,121	$28,939
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	45,000	44,179
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	10,000	10,037
Kansas City Southern de Mexico 3.00% 5/15/23	35,000	33,920
Trinity Industries 4.55% 10/1/24 @	70,000	66,244
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	25,000	25,594
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	55,000	55,206
United Parcel Service 5.125% 4/1/19	40,000	44,832

		342,945

Utilities – 3.74%
AES Gener 144A 8.375% 12/18/73 #●	200,000	211,500
Ameren Illinois 3.25% 3/1/25	55,000	55,699
9.75% 11/15/18	165,000	203,953
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	155,608
American Water Capital 3.40% 3/1/25	65,000	65,945
4.30% 9/1/45	15,000	15,157
Appalachian Power 3.40% 6/1/25	165,000	163,690
4.45% 6/1/45	35,000	34,113
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	92,889
Calpine 5.375% 1/15/23	30,000	28,125
Cleveland Electric Illuminating 5.50% 8/15/24	60,000	68,506
CMS Energy 6.25% 2/1/20	65,000	75,041
ComEd Financing III 6.35% 3/15/33 @	65,000	68,456
Dominion Resources 1.90% 6/15/18	100,000	99,970
DTE Energy 144A 3.30% 6/15/22 #	60,000	61,487

(continues)                             81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy 7.625% 11/1/24	85,000	$86,275
Electricite de France 144A 5.25% 12/29/49 #●	190,000	183,587
Enel 144A 8.75% 9/24/73 #●	200,000	230,194
Entergy 4.00% 7/15/22	30,000	31,025
Entergy Louisiana 4.05% 9/1/23	150,000	158,691
Exelon 3.95% 6/15/25	55,000	55,621
5.10% 6/15/45	50,000	51,249
Great Plains Energy 4.85% 6/1/21	30,000	32,946
Integrys Holdings 6.11% 12/1/66 @●	105,000	89,010
Interstate Power & Light 3.40% 8/15/25	45,000	45,836
IPALCO Enterprises 5.00% 5/1/18	35,000	36,837
Kansas City Power & Light 3.65% 8/15/25	90,000	92,068
LG&E & KU Energy 4.375% 10/1/21	110,000	120,160
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	40,838
National Rural Utilities Cooperative Finance 4.75% 4/30/43 ●	85,000	84,490
NextEra Energy Capital Holdings 2.40% 9/15/19	85,000	84,829
3.625% 6/15/23	35,000	35,394
NV Energy 6.25% 11/15/20	65,000	75,859
Pennsylvania Electric 5.20% 4/1/20	75,000	81,802
Public Service of New Hampshire 3.50% 11/1/23	50,000	51,813
Puget Energy 6.00% 9/1/21	35,000	40,297
Southern 2.75% 6/15/20	250,000	249,504
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	50,325
WEC Energy Group 3.55% 6/15/25	50,000	50,885
Xcel Energy 3.30% 6/1/25	160,000	158,932

		3,618,606

Total Corporate Bonds (cost $23,530,157)		23,138,068

	Principal amount°	Value (U.S. $)
Municipal Bonds – 0.84%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	35,000	$39,762
California State Various Purpose 5.00% 3/1/45	60,000	68,095
City of Chicago, Illinois (Taxable Build America Bond) Series B 7.75% 1/1/42	75,000	75,431
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	40,000	33,205
5.75% 6/1/47	45,000	40,378
Golden State, California Tobacco Securitization Enhanced Asset-Backed Series A 5.00% 6/1/40	105,000	116,457
5.00% 6/1/45	35,000	38,639
Maryland State Local Facilities 2nd Loan Series A 5.00% 8/1/21	45,000	53,890
New Jersey State Transportation Trust Fund (Transportation Program) Series AA 5.00% 6/15/44	50,000	50,442
New York City, New York Series I 5.00% 8/1/22	35,000	41,986
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	50,000	56,164
New York State Thruway Authority Series A 5.00% 5/1/19	45,000	50,914
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien NTE Mobility Partners Segments 3A & 3B) 6.75% 6/30/43 (AMT)	35,000	42,577
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	90,000	102,660

Total Municipal Bonds (cost $792,310)		810,600

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities – 2.82%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	87,013	$91,320
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	100,000	100,195
Series 2014-4 A2 1.43% 6/17/19	90,000	90,159
American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20 ●	185,000	184,713
Avis Budget Rental Car Funding AESOP Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	102,247
Bank of America Credit Card Trust Series 2014-A3 A 0.497% 1/15/20 ●	70,000	69,960
Series 2015-A1 A 0.537% 6/15/20 ●	185,000	184,719
Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20 #	100,000	100,429
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	30,862	30,949
Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.247% 7/15/20 ●	100,000	99,391
Chase Issuance Trust Series 2014-A5 A5 0.577% 4/15/21 ●	100,000	100,057
Series 2015-A4 A4 1.84% 4/15/22	100,000	99,920
Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.445% 11/23/18 ●	145,000	144,892
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	99,987
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	99,035	99,068

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	45,000	$44,977
Ford Credit Auto Owner Trust Series 2014-2 A 144A 2.31% 4/15/26 #	100,000	101,425
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	49,000	48,732
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,313
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	100,000	100,148
PFS Financing Series 2015-AA A 144A 0.827% 4/15/20 #●	100,000	99,437
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,925
Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32 #	100,000	98,886
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,047
Series 2015-2 A 1.60% 4/15/21	100,000	100,358
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	135,000	134,492
Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45 #	100,000	100,491

Total Non-Agency Asset-Backed Securities (cost $2,737,978)		2,727,237

Non-Agency Collateralized Mortgage Obligations – 1.04%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	1,665	1,710
Series 2005-6 7A1 5.50% 7/25/20	1,174	1,145

(continues)                             83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
ChaseFlex Trust Series 2006-1 A4 4.798% 6/25/36 ●		100,000	$85,703
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		44,649	44,731
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		53,335	55,016
Series 2014-2 B1 144A 3.427% 6/25/29 #●		90,909	92,483
Series 2014-2 B2 144A 3.427% 6/25/29 #●		90,909	91,036
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●		100,000	100,808
Series 2015-1 B1 144A 2.665% 12/25/44 #●		99,506	98,410
Series 2015-4 B1 144A 3.637% 6/25/45 #●		99,643	96,888
Series 2015-4 B2 144A 3.637% 6/25/45 #●		99,643	94,800
Sequoia Mortgage Trust Series 2013-11 B1 144A 3.69% 9/25/43 #●		95,567	95,128
Series 2014-2 A4 144A 3.50% 7/25/44 #●		67,875	68,970
Series 2015-1 B2 144A 3.899% 1/25/45 #●		24,634	24,967
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿		27,166	27,728
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		15,688	16,005
Series 2006-AR5 2A1 2.713% 4/25/36 ●		10,885	10,224

Total Non-Agency Collateralized Mortgage Obligations (cost $955,859)			1,005,752

Regional Bonds – 0.16%Δ
Australia – 0.06%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	75,000	59,673

			59,673

	Principal amount°		Value (U.S. $)
Regional BondsΔ (continued)
Canada – 0.10%
Province of Ontario Canada 3.45% 6/2/45	CAD	56,000	$43,039
Province of Quebec Canada 6.00% 10/1/29	CAD	54,000	54,637

			97,676

Total Regional Bonds (cost $181,679)			157,349

Senior Secured Loans – 6.45%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		194,350	194,606
Aramark Tranche E 3.25% 9/7/19		121,250	121,355
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		305,174	304,047
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21		88,875	78,210
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22		64,838	60,866
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18		44,343	44,367
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19		60,692	60,730
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21		111,672	111,905
DPx Holdings 1st Lien 4.25% 3/11/21		54,313	53,620
Energy Transfer Equity 1st Lien 3.25% 12/2/19		65,000	62,969
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		14,618	14,595
First Data Tranche B 1st Lien 4.196% 3/24/21		292,556	292,816
Gardner Denver 1st Lien 4.25% 7/30/20		262,987	249,655
HCA Tranche B4 1st Lien 3.077% 5/1/18		308,700	308,914
HCA Tranche B5 1st Lien 2.944% 3/31/17		234,220	234,284
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		277,120	277,236
Houghton International 1st Lien 4.25% 12/20/19		345,238	345,076

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	347,375	$339,559
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	86,862	87,061
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	170,000	141,525
Immucor Tranche B2 1st Lien 5.00% 8/19/18	289,395	288,189
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	273,448	267,227
Landry’s Tranche B 1st Lien 4.00% 4/24/18	77,020	77,140
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	125,000	124,859
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	59,031	58,389
Neiman Marcus Group 1st Lien 4.25% 10/25/20	99,495	97,601
Novelis Tranche B 1st Lien 4.00% 6/2/22	242,393	239,691
Numericable US 1st Lien 4.50% 5/21/20	119,730	119,680
Numericable US Tranche B2 1st Lien 4.50% 5/21/20	103,583	103,049
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	7,000	6,720
Republic of Angola (Unsecured) 6.25% 12/16/23 @	175,000	155,750
Scientific Games International 1st Lien 6.00% 10/18/20	142,462	141,002
Sensus 2nd Lien 8.50% 5/9/18 @	85,000	84,575
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	37,945	37,850
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	318,272	315,929
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	87,538	86,918
Valeant Pharmaceuticals International Tranche BE 1st Lien 3.75% 8/5/20	265,000	261,522

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		391,504	$389,424

Total Senior Secured Loans (cost $6,288,495)			6,238,911

Sovereign Bonds – 1.39%Δ
Australia – 0.09%
Australia Government Bond 3.25% 4/21/25	AUD	39,000	28,845
3.75% 4/21/37	AUD	83,000	62,994

			91,839

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	13,000	10,922

			10,922

Dominican Republic – 0.10%
Dominican Republic International Bond 144A 5.50% 1/27/25 #		100,000	97,000

			97,000

Germany – 0.02%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	18,000	20,061

			20,061

Hungary – 0.03%
Hungary Government International Bond 5.375% 3/25/24		24,000	26,100

			26,100

Indonesia – 0.17%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	167,974

			167,974

Italy – 0.25%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	217,000	244,548

			244,548

Japan – 0.03%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	3,400,000	27,416

			27,416

(continues)                             85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Mexico – 0.08%
Mexican Bonos 10.00% 12/5/24	MXN	1,029,000	$77,623

			77,623

Norway – 0.01%
Norway Government Bond 144A 2.00% 5/24/23 #	NOK	69,000	8,535

			8,535

Peru – 0.05%
Peruvian Government International Bond 4.125% 8/25/27		46,000	45,310

			45,310

Poland – 0.09%
Poland Government Bond 3.25% 7/25/25	PLN	327,000	89,152

			89,152

Portugal – 0.04%
Portugal Government International Bond 144A 5.125% 10/15/24 #		39,000	41,520

			41,520

Republic of Korea – 0.09%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	102,619,844	84,702

			84,702

South Africa – 0.10%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,400,000	94,151

			94,151

Sweden – 0.04%
Sweden Government Bond 1.50% 11/13/23	SEK	305,000	39,237

			39,237

United Kingdom – 0.19%
United Kingdom Gilt 3.25% 1/22/44	GBP	7,900	13,835
3.50% 1/22/45	GBP	18,400	33,680
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	82,140	134,705

			182,220

Total Sovereign Bonds (cost $1,438,003)			1,348,310

	Principal amount°		Value (U.S. $)
Supranational Banks – 0.16%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	420,000,000	$25,864
Inter-American Development Bank 6.00% 9/5/17	INR	4,500,000	67,762
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	72,000	49,042
International Finance 3.625% 5/20/20	NZD	11,000	7,153

Total Supranational Banks (cost $173,218)			149,821

U.S. Treasury Obligations – 6.12%
U.S. Treasury Bond 3.00% 5/15/45		185,000	189,370
U.S. Treasury Notes 1.375% 8/31/20		10,000	10,013
1.375% 9/30/20		10,000	10,000
1.625% 7/31/20 ¥		2,695,000	2,728,283
2.00% 8/15/25		800,000	795,917
2.125% 5/15/25		2,180,000	2,193,540

Total U.S. Treasury Obligations (cost $5,868,699)			5,927,123

	Number of shares
Preferred Stock – 0.76%
Bank of America 6.10% ●		40,000	39,050
Integrys Energy Group 6.00% @●		3,500	94,150
National Retail Properties 5.70%		2,120	51,919
PNC Preferred Funding Trust II 144A 1.56% #●		200,000	185,250
Public Storage 5.20%		2,050	48,667
U.S. Bancorp 3.50% ●		400	318,210

Total Preferred Stock (cost $690,000)			737,246

	Principal amount°	Value (U.S. $)
Short-Term Investments – 6.56%
Discount Notes – 3.05%≠
Federal Home Loan Bank 0.07% 10/5/15	1,613,435	$1,613,432
0.105% 11/3/15	121,458	121,452
0.112% 10/23/15	162,022	162,020
0.14% 10/28/15	96,426	96,424
0.17% 1/21/16	371,750	371,611
0.185% 1/19/16	195,193	195,122
0.195% 12/2/15	276,460	276,413
0.295% 3/2/16	94,474	94,395
Freddie Mac 0.075% 10/1/15	16,184	16,183

		2,947,052

Repurchase Agreements – 3.51%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $599,663 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $611,655)	599,661	599,661
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $999,438 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $1,019,424)	999,436	999,436
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,801,906 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $1,837,941)	1,801,903	1,801,903

		3,401,000

Total Short-Term Investments (cost $6,347,836)		6,348,052

Total Value of Securities – 104.21% (cost $94,951,797)		$100,873,961

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $12,819,161, which represents 13.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $1,633,444, which represents 1.69% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $39,716, which represents 0.04% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

(continues)                             87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(217,081)	USD	153,835	10/16/15	$1,602
BAML	CAD	(147,054)	USD	110,475	10/16/15	285
BAML	EUR	1,593	USD	(1,784)	10/16/15	(3)
BAML	NZD	(246,567)	USD	156,237	10/16/15	(1,214)
BNP	AUD	(52,363)	USD	37,108	10/16/15	388
BNP	NOK	(655,354)	USD	78,245	10/16/15	1,285
BNYM	EUR	(11,508)	USD	12,929	10/1/15	70
DB	MXN	(5,010)	USD	297	10/16/15	1
HSBC	GBP	(54,994)	USD	84,467	10/16/15	1,278
JPMC	KRW	(98,158,430)	USD	82,813	10/16/15	47
JPMC	PLN	(170,612)	USD	45,187	10/16/15	311
JPMC	SEK	(325,649)	USD	38,372	10/16/15	(544)
TD	CAD	110,241	USD	(82,945)	10/16/15	(340)
TD	EUR	(47,524)	USD	53,533	10/16/15	418
TD	JPY	(3,679,798)	USD	30,383	10/16/15	(298)

						$3,286

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(27)	E-mini S&P 500 Index	$(2,631,886)	$(2,576,745)	12/21/15	$55,141
14	Euro-Bund	2,402,119	2,443,374	12/8/15	41,255
43	U.S. Treasury 5 yr Notes	5,140,863	5,182,172	1/2/16	41,309
9	U.S. Treasury 10 yr Notes	1,150,599	1,158,609	12/22/15	8,010
9	U.S. Treasury Long Bonds	1,390,874	1,416,094	12/22/15	25,220

		$7,452,569			$170,935

Swap Contracts

CDS Contracts2

Counter- party	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termin- ation Date	Unrealized Appreciation (Depreciation)[4]
	Protection
	Purchased:
	JPMC
ICE	CDX.NA.HY.24		301,950	5.00%	6/20/20	$8,579
	MSC iTraxx EUR
ICE	Crossover Series 24	EUR	205,000	5.00%	12/20/20	6,866
JPMC	CDX.EM.23		312,000	1.00%	6/20/20	8,973
JPMC	People’s Republic of China		124,000	1.00%	9/20/20	1,002

						$25,420

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(827).

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – Euro

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PLN – Polish Zloty

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

SPDR® – Standard & Poor’s Depositary Receipts

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Foundation Funds®

September 30, 2015 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$70,899,499	$274,925,482	$94,525,909
Short-term investments, at value[2]	3,052,654	13,762,628	6,348,052
Foreign currencies, at value[3]	51,793	103,725	44,589
Cash	39,403	190,742	82,014
Cash collateral due from broker	10,537	74,762	39,703
Receivable for securities sold	1,526,740	11,789,145	5,863,986
Dividends and interest receivable	296,874	1,402,743	587,667
Receivable for fund shares sold	46,726	269,961	17,713
Upfront payments paid on credit default swap contracts	7,583	57,671	29,210
Unrealized appreciation on credit default swap contracts	7,319	53,467	27,823
Unrealized appreciation on foreign currency exchange contracts	1,413	6,711	5,685

Total assets	75,940,541	302,637,037	107,572,351

Liabilities:
Payable for securities purchased	2,811,881	20,790,418	10,301,353
Payable for fund shares redeemed	31,125	112,119	160,140
Variation margin due to broker on futures contracts	5,873	43,659	50,932
Swap payments payable	227	1,642	859
Distributions payable	—	—	1,146
Other accrued expenses	114,118	198,722	142,501
Distribution fees payable to affiliates	19,780	57,599	37,482
Other affiliates payable	16,682	26,334	18,026
Investment management fees payable	7,484	135,039	15,075
Trustees’ fees and expenses payable	194	753	259
Upfront payments received on credit default swap contracts	9,893	70,050	37,259
Variation margin due to broker on centrally cleared credit default swap contracts	638	4,509	2,403
Unrealized depreciation on foreign currency exchange contracts	392	2,581	2,399

Total liabilities	3,018,287	21,443,425	10,769,834

Total Net Assets	$72,922,254	$281,193,612	$96,802,517

Net Assets Consist of:
Paid-in capital	$62,409,971	$251,679,727	$90,329,525
Undistributed (distributions in excess of) net investment income	399,594	182,283	(274,774)
Undistributed net realized gain	692,290	2,201,865	630,854
Net unrealized appreciation of investments	9,389,665	26,873,625	5,922,164
Net unrealized depreciation of foreign currencies	(11,128)	(21,790)	(4,066)
Net unrealized appreciation of foreign currency exchange contracts	1,021	4,130	3,286
Net unrealized appreciation of futures contracts	34,379	226,396	170,935
Net unrealized appreciation of swap contracts	6,462	47,376	24,593

Total Net Assets	$72,922,254	$281,193,612	$96,802,517

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Asset Value

Class A:
Net assets	$42,144,312	$176,280,599	$45,580,017
Shares of beneficial interest outstanding, unlimited authorization, no par	4,545,804	16,684,313	4,935,765
Net asset value per share	$9.27	$10.57	$9.23
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.84	$11.21	$9.79

Class C:
Net assets	$10,992,374	$26,410,820	$31,554,017
Shares of beneficial interest outstanding, unlimited authorization, no par	1,221,562	2,499,276	3,407,660
Net asset value per share	$9.00	$10.57	$9.26

Class R:
Net assets	$4,580,342	$1,728,650	$4,019,573
Shares of beneficial interest outstanding, unlimited authorization, no par	498,181	164,253	435,314
Net asset value per share	$9.19	$10.52	$9.23

Institutional Class:
Net assets	$15,205,226	$76,773,543	$15,648,910
Shares of beneficial interest outstanding, unlimited authorization, no par	1,628,642	7,263,279	1,691,039
Net asset value per share	$9.34	$10.57	$9.25
__________________
[1] Investments, at cost	$61,509,919	$248,052,270	$88,603,961
[2] Short-term investments, at cost	3,052,569	13,762,215	6,347,836
[3] Foreign currencies, at cost	56,154	107,321	44,834

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®

Six months ended September 30, 2015 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$817,485	$2,225,851	$550,927
Interest	279,934	2,107,673	1,136,151
Foreign tax withheld	(46,557)	(125,070)	(30,527)

	1,050,862	4,208,454	1,656,551

Expenses:
Management fees	261,274	954,298	338,099
Distribution expenses – Class A	56,863	225,834	61,422
Distribution expenses – Class C	56,610	144,876	170,475
Distribution expenses – Class R	11,610	5,315	10,468
Dividend disbursing and transfer agent fees and expenses	74,792	143,088	60,968
Custodian fees	43,397	52,248	38,704
Audit and tax fees	32,409	32,503	32,410
Registration fees	28,494	32,910	34,440
Reports and statements to shareholders	25,647	55,327	47,103
Accounting and administration expenses	12,758	46,626	16,611
Legal fees	3,842	16,523	5,450
Trustees’ fees and expenses	1,896	6,878	2,494
Other	32,598	38,303	34,695

	642,190	1,754,729	853,339
Less expenses waived	(145,293)	(42,486)	(113,381)
Less expenses paid indirectly	(31)	(106)	(28)

Total operating expenses	496,866	1,712,137	739,930

Net Investment Income	553,996	2,496,317	916,621

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,640,965	5,058,803	1,435,390
Foreign currencies	(42,134)	(230,294)	(150,338)
Foreign currency exchange contracts	3,049	(21,840)	10,195
Futures contracts	(26,123)	68,655	98,146
Swap contracts	241	3,056	628

Net realized gain	1,575,998	4,878,380	1,394,021

Net change in unrealized appreciation (depreciation) of:
Investments	(8,265,189)	(25,571,078)	(7,339,829)
Foreign currencies	(185)	14,558	21,288
Foreign currency exchange contracts	(3,841)	(22,642)	(16,099)
Futures contracts	46,366	242,503	165,040
Swap contracts	6,462	47,376	24,593

Net change in unrealized appreciation (depreciation)	(8,216,387)	(25,289,283)	(7,145,007)

Net Realized and Unrealized Loss	(6,640,389)	(20,410,903)	(5,750,986)

Net Decrease in Net Assets Resulting from Operations	$(6,086,393)	$(17,914,586)	$(4,834,365)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$553,996	$340,842	$1,270,611
Net realized gain	1,575,998	4,756,955	8,914,822
Net change in unrealized appreciation (depreciation)	(8,216,387)	(2,552,317)	(1,607,140)

Net increase (decrease) in net assets resulting from operations	(6,086,393)	2,545,480	8,578,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(81,382)	(670,486)	(603,852)
Class B	—	—	(12,160)
Class C	(1,090)	(104,793)	(48,978)
Class R	(5,634)	(229,430)	(157,594)
Institutional Class	(55,926)	(388,795)	(351,106)

Net realized gain:
Class A	(2,548,547)	(3,832,820)	(3,111,229)
Class B	—	—	(62,653)
Class C	(648,191)	(1,033,470)	(552,240)
Class R	(257,880)	(1,525,979)	(996,815)
Institutional Class	(1,279,840)	(1,942,280)	(1,526,037)

	(4,878,490)	(9,728,053)	(7,422,664)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,132,271	8,011,391	6,530,915
Class B	—	—	7,978
Class C	1,691,048	1,695,226	2,924,031
Class R	1,347,825	2,038,922	2,506,334
Institutional Class	4,051,000	3,118,268	17,344,742

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,598,087	4,436,305	3,683,355
Class B	—	—	74,082
Class C	634,185	1,107,607	587,450
Class R	260,738	1,749,402	1,150,296
Institutional Class	988,083	1,647,866	1,528,053

	16,703,237	23,804,987	36,337,236

	Delaware Foundation® Growth Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,917,976)	$(4,466,450)	$(19,715,840)
Class B	—	—	(1,217,288)
Class C	(760,148)	(634,038)	(1,544,372)
Class R	(768,484)	(13,646,610)	(2,788,415)
Institutional Class	(7,533,984)	(1,717,849)	(26,135,144)

	(12,980,592)	(20,464,947)	(51,401,059)

Increase (Decrease) in net assets derived from capital share transactions	3,722,645	3,340,040	(15,063,823)

Net Decrease in Net Assets	(7,242,238)	(3,842,533)	(13,908,194)

Net Assets:
Beginning of period	80,164,492	84,007,025	97,915,219

End of period	$72,922,254	$80,164,492	$84,007,025

Undistributed (distributions in excess of) net investment income	$399,594	$(10,370)	$1,039,530

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             95

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,496,317	$1,979,719	$5,839,168
Net realized gain	4,878,380	15,458,105	24,649,805
Net change in unrealized appreciation (depreciation)	(25,289,283)	(8,633,698)	(3,466,979)

Net increase (decrease) in net assets resulting from operations	(17,914,586)	8,804,126	27,021,994

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,799,002)	(1,827,308)	(2,891,845)
Class B	—	—	(10,609)
Class C	(163,642)	(156,883)	(233,429)
Class R	(16,323)	(123,654)	(300,275)
Institutional Class	(744,846)	(666,817)	(1,212,686)

Net realized gain:
Class A	(10,223,231)	(15,038,907)	(11,302,237)
Class B	—	—	(56,210)
Class C	(1,560,097)	(2,126,585)	(1,280,965)
Class R	(108,271)	(1,767,981)	(1,219,067)
Institutional Class	(3,278,591)	(4,875,746)	(3,219,383)

	(17,894,003)	(26,583,881)	(21,726,706)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,358,279	4,019,646	11,087,706
Class B	—	—	24,360
Class C	2,606,147	2,868,847	8,147,792
Class R	634,792	1,488,037	2,666,433
Institutional Class	24,955,049	8,746,195	35,027,943

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,893,420	15,150,986	12,716,282
Class B	—	—	66,760
Class C	1,659,469	2,172,738	1,431,152
Class R	124,592	1,891,527	1,519,340
Institutional Class	1,558,584	2,313,602	2,027,366

	45,790,332	38,651,578	74,715,134

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,625,445)	$(13,648,646)	$(45,785,450)
Class B	—	—	(1,299,556)
Class C	(3,255,533)	(2,401,739)	(4,802,879)
Class R	(1,295,551)	(23,847,621)	(3,798,762)
Institutional Class	(3,813,261)	(4,747,408)	(45,093,605)

	(18,989,790)	(44,645,414)	(100,780,252)

Increase (Decrease) in net assets derived from capital share transactions	26,800,542	(5,993,836)	(26,065,118)

Net Decrease in Net Assets	(9,008,047)	(23,773,591)	(20,769,830)

Net Assets:
Beginning of period	290,201,659	313,975,250	334,745,080

End of period	$281,193,612	$290,201,659	$313,975,250

Undistributed net investment income	$182,283	$409,779	$1,022,864

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             97

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$916,621	$853,535	$2,965,938
Net realized gain	1,394,021	4,398,007	10,112,147
Net change in unrealized appreciation (depreciation)	(7,145,007)	(2,269,835)	(2,238,392)

Net increase (decrease) in net assets resulting from operations	(4,834,365)	2,981,707	10,839,693

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(546,764)	(543,728)	(1,337,552)
Class B	—	—	(3,240)
Class C	(258,661)	(237,788)	(502,587)
Class R	(41,785)	(63,235)	(161,662)
Institutional Class	(217,020)	(214,204)	(1,047,149)

Net realized gain:
Class A	(1,733,197)	(4,241,701)	(1,716,123)
Class B	—	—	(4,304)
Class C	(1,238,799)	(2,890,282)	(658,350)
Class R	(148,070)	(729,542)	(146,792)
Institutional Class	(644,440)	(1,492,551)	(592,651)

	(4,828,736)	(10,413,031)	(6,170,410)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,482,376	4,407,440	14,011,807
Class B	—	—	3,265
Class C	2,462,902	3,278,408	10,696,827
Class R	542,204	754,001	5,215,274
Institutional Class	1,905,603	3,504,138	40,956,160

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,230,360	4,647,836	2,958,782
Class B	—	—	7,543
Class C	1,440,045	2,965,207	1,097,606
Class R	189,672	792,356	308,454
Institutional Class	694,742	1,380,681	1,527,292

	12,947,904	21,730,067	76,783,010

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,362,456)	$(6,417,076)	$(47,660,435)
Class B	—	—	(273,538)
Class C	(3,846,773)	(4,378,655)	(8,808,935)
Class R	(557,458)	(6,033,341)	(2,013,059)
Institutional Class	(3,677,641)	(6,407,936)	(54,098,565)

	(15,444,328)	(23,237,008)	(112,854,532)

Decrease in net assets derived from capital share transactions	(2,496,424)	(1,506,941)	(36,071,522)

Net Decrease in Net Assets	(12,159,525)	(8,938,265)	(31,402,239)

Net Assets:
Beginning of period	108,962,042	117,900,307	149,302,546

End of period	$96,802,517	$108,962,042	$117,900,307

Distributions in excess of net investment income	$(274,774)	$(127,165)	$(42,458)

* During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.640	$11.640	$11.550	$10.220	$8.970	$9.390	$8.670

Income (loss) from investment operations:
Net investment income[3]	0.074	0.049	0.159	0.148	0.143	0.158	0.158
Net realized and unrealized gain (loss)	(0.830)	0.295	0.860	1.355	1.506	(0.426)	0.745

Total from investment operations	(0.756)	0.344	1.019	1.503	1.649	(0.268)	0.903

Less dividends and distributions from:
Net investment income	(0.019)	(0.200)	(0.151)	(0.145)	(0.148)	(0.152)	(0.183)
Net realized gain	(0.595)	(1.144)	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.614)	(1.344)	(0.929)	(0.173)	(0.399)	(0.152)	(0.183)

Net asset value, end of period	$9.270	$10.640	$11.640	$11.550	$10.220	$8.970	$9.390

Total return[4]	(7.66% )	3.15%	9.21%	14.92%	18.87%	(3.00% )	10.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,144	$44,463	$39,716	$49,046	$42,992	$38,595	$37,248
Ratio of expenses to average net assets	1.17%	1.17%	1.15%	1.15%	1.15%	1.15%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.53%	1.58%	1.44%	1.52%	1.53%	1.54%	1.66%
Ratio of net investment income to average net assets	1.44%	0.89%	1.37%	1.37%	1.47%	1.58%	1.77%
Ratio of net investment income to average net assets prior to fees waived	1.08%	0.48%	1.08%	1.00%	1.09%	1.19%	1.23%
Portfolio turnover	44%	49%	77%	104%	109%	110%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.360	$11.340	$11.270	$9.980	$8.760	$9.180	$8.490

Income (loss) from investment operations:
Net investment income[3]	0.034	0.007	0.071	0.066	0.068	0.081	0.089
Net realized and unrealized gain (loss)	(0.798)	0.273	0.846	1.324	1.479	(0.415)	0.728

Total from investment operations	(0.764)	0.280	0.917	1.390	1.547	(0.334)	0.817

Less dividends and distributions from:
Net investment income	(0.001)	(0.116)	(0.069)	(0.072)	(0.076)	(0.086)	(0.127)
Net realized gain	(0.595)	(1.144)	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.596)	(1.260)	(0.847)	(0.100)	(0.327)	(0.086)	(0.127)

Net asset value, end of period	$9.000	$10.360	$11.340	$11.270	$9.980	$8.760	$9.180

Total return[4]	(7.94% )	2.72%	8.37%	14.05%	18.04%	(3.73% )	9.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,993	$11,017	$9,707	$7,687	$6,570	$6,043	$6,789
Ratio of expenses to average net assets	1.92%	1.92%	1.90%	1.90%	1.90%	1.90%	1.87%
Ratio of expenses to average net assets prior to fees waived	2.28%	2.33%	2.19%	2.22%	2.23%	2.24%	2.36%
Ratio of net investment income to average net assets	0.69%	0.14%	0.62%	0.62%	0.72%	0.83%	1.02%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.33%	(0.27% )	0.33%	0.30%	0.39%	0.49%	0.53%
Portfolio turnover	44%	49%	77%	104%	109%	110%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             101

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.560	$11.560	$11.480	$10.150	$8.910	$9.330	$8.610

Income (loss) from investment operations:
Net investment income[3]	0.060	0.035	0.131	0.121	0.118	0.132	0.136
Net realized and unrealized gain (loss)	(0.822)	0.281	0.850	1.357	1.497	(0.424)	0.747

Total from investment operations	(0.762)	0.316	0.981	1.478	1.615	(0.292)	0.883

Less dividends and distributions from:
Net investment income	(0.013)	(0.172)	(0.123)	(0.120)	(0.124)	(0.128)	(0.163)
Net realized gain	(0.595)	(1.144)	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.608)	(1.316)	(0.901)	(0.148)	(0.375)	(0.128)	(0.163)

Net asset value, end of period	$9.190	$10.560	$11.560	$11.480	$10.150	$8.910	$9.330

Total return[4]	(7.78% )	2.91%	8.92%	14.75%	18.58%	(3.25% )	10.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,580	$4,399	$15,654	$14,635	$12,156	$10,085	$8,136
Ratio of expenses to average net assets	1.42%	1.42%	1.40%	1.40%	1.40%	1.40%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.78%	1.83%	1.69%	1.82%	1.83%	1.84%	1.96%
Ratio of net investment income to average net assets	1.19%	0.64%	1.12%	1.12%	1.22%	1.33%	1.52%
Ratio of net investment income to average net assets prior to fees waived	0.83%	0.23%	0.83%	0.70%	0.79%	0.89%	0.93%
Portfolio turnover	44%	49%	77%	104%	109%	110%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.700	$11.720	$11.630	$10.280	$9.020	$9.440	$8.710

Income (loss) from investment operations:
Net investment income[3]	0.088	0.063	0.187	0.175	0.168	0.184	0.181
Net realized and unrealized gain (loss)	(0.827)	0.290	0.860	1.372	1.516	(0.429)	0.751

Total from investment operations	(0.739)	0.353	1.047	1.547	1.684	(0.245)	0.932

Less dividends and distributions from:
Net investment income	(0.026)	(0.229)	(0.179)	(0.169)	(0.173)	(0.175)	(0.202)
Net realized gain	(0.595)	(1.144)	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.621)	(1.373)	(0.957)	(0.197)	(0.424)	(0.175)	(0.202)

Net asset value, end of period	$9.340	$10.700	$11.720	$11.630	$10.280	$9.020	$9.440

Total return[4]	(7.46% )	3.21%	9.42%	15.30%	19.19%	(2.76% )	10.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,205	$20,285	$18,930	$25,426	$37,054	$30,452	$29,311
Ratio of expenses to average net assets	0.92%	0.92%	0.90%	0.90%	0.90%	0.90%	0.87%
Ratio of expenses to average net assets prior to fees waived	1.28%	1.33%	1.19%	1.22%	1.23%	1.24%	1.36%
Ratio of net investment income to average net assets	1.69%	1.14%	1.62%	1.62%	1.72%	1.83%	2.02%
Ratio of net investment income to average net assets prior to fees waived	1.33%	0.73%	1.33%	1.30%	1.39%	1.49%	1.53%
Portfolio turnover	44%	49%	77%	104%	109%	110%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             103

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$11.970	$12.700	$12.520	$11.520	$10.080	$10.410	$9.74

Income (loss) from investment operations:
Net investment income[3]	0.099	0.082	0.223	0.210	0.202	0.225	0.249
Net realized and unrealized gain (loss)	(0.757)	0.266	0.790	1.006	1.444	(0.355)	0.817

Total from investment operations	(0.658)	0.348	1.013	1.216	1.646	(0.130)	1.066

Less dividends and distributions from:
Net investment income	(0.110)	(0.115)	(0.181)	(0.216)	(0.206)	(0.200)	(0.396)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—	—

Total dividends and distributions	(0.742)	(1.078)	(0.833)	(0.216)	(0.206)	(0.200)	(0.396)

Net asset value, end of period	$10.570	$11.970	$12.700	$12.520	$11.520	$10.080	$10.410

Total return[4]	(5.93% )	2.89%	8.34%	10.66%	16.46%	(1.39% )	11.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,281	$195,937	$201,628	$220,891	$214,553	$197,639	$201,006
Ratio of expenses to average net assets	1.15%	1.16%	1.13%	1.13%	1.13%	1.13%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.18%	1.25%	1.17%	1.25%	1.25%	1.24%	1.33%
Ratio of net investment income to average net assets	1.72%	1.34%	1.75%	1.75%	1.84%	2.05%	2.49%
Ratio of net investment income to average net assets prior to fees waived	1.69%	1.25%	1.71%	1.63%	1.72%	1.94%	2.26%
Portfolio turnover	60%	65%	115%	135%	157%	164%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months	10/1/14
	ended	to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$11.970	$12.700	$12.550	$11.550	$10.100	$10.430	$9.730

Income (loss) from investment operations:
Net investment income[3]	0.055	0.035	0.126	0.119	0.118	0.141	0.172
Net realized and unrealized gain (loss)	(0.757)	0.267	0.784	1.007	1.454	(0.352)	0.802

Total from investment operations	(0.702)	0.302	0.910	1.126	1.572	(0.211)	0.974

Less dividends and distributions from:
Net investment income	(0.066)	(0.069)	(0.108)	(0.126)	(0.122)	(0.119)	(0.274)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—	—

Total dividends and distributions	(0.698)	(1.032)	(0.760)	(0.126)	(0.122)	(0.119)	(0.274)

Net asset value, end of period	$10.570	$11.970	$12.700	$12.550	$11.550	$10.100	$10.430

Total return[4]	(6.29% )	2.50%	7.47%	9.81%	15.53%	(2.03% )	10.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,411	$28,965	$27,906	$22,838	$16,575	$13,813	$12,068
Ratio of expenses to average net assets	1.91%	1.92%	1.90%	1.90%	1.90%	1.90%	1.87%
Ratio of expenses to average net assets prior to fees waived	1.94%	2.01%	1.94%	1.97%	1.97%	2.01%	2.06%
Ratio of net investment income to average net assets	0.96%	0.58%	0.98%	0.98%	1.07%	1.28%	1.72%
Ratio of net investment income to average net assets prior to fees waived	0.93%	0.49%	0.94%	0.91%	1.00%	1.17%	1.53%
Portfolio turnover	60%	65%	115%	135%	157%	164%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             105

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$11.930	$12.660	$12.500	$11.500	$10.060	$10.380	$9.710

Income (loss) from investment operations:
Net investment income[3]	0.084	0.066	0.189	0.178	0.172	0.195	0.223
Net realized and unrealized gain (loss)	(0.767)	0.267	0.779	1.005	1.445	(0.348)	0.799

Total from investment operations	(0.683)	0.333	0.968	1.183	1.617	(0.153)	1.022

Less dividends and distributions from:
Net investment income	(0.095)	(0.100)	(0.156)	(0.183)	(0.177)	(0.167)	(0.352)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—	—

Total dividends and distributions	(0.727)	(1.063)	(0.808)	(0.183)	(0.177)	(0.167)	(0.352)

Net asset value, end of period	$10.520	$11.930	$12.660	$12.500	$11.500	$10.060	$10.38

Total return[4]	(6.16% )	2.76%	7.99%	10.38%	16.19%	(1.60% )	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,729	$2,501	$24,307	$23,566	$22,883	$18,645	$6,994
Ratio of expenses to average net assets	1.41%	1.42%	1.40%	1.40%	1.40%	1.40%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.51%	1.44%	1.57%	1.57%	1.61%	1.66%
Ratio of net investment income to average net assets	1.46%	1.08%	1.48%	1.48%	1.57%	1.78%	2.22%
Ratio of net investment income to average net assets prior to fees waived	1.43%	0.99%	1.44%	1.31%	1.40%	1.57%	1.93%
Portfolio turnover	60%	65%	115%	135%	157%	164%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$11.980	$12.710	$12.520	$11.520	$10.080	$10.400	$9.760

Income (loss) from investment operations:
Net investment income[3]	0.112	0.097	0.252	0.238	0.228	0.250	0.272
Net realized and unrealized gain (loss)	(0.766)	0.266	0.793	1.005	1.444	(0.345)	0.802

Total from investment operations	(0.654)	0.363	1.045	1.243	1.672	(0.095)	1.074

Less dividends and distributions from:
Net investment income	(0.124)	(0.130)	(0.203)	(0.243)	(0.232)	(0.225)	(0.434)
Net realized gain	(0.632)	(0.963)	(0.652)	—	—	—	—

Total dividends and distributions	(0.756)	(1.093)	(0.855)	(0.243)	(0.232)	(0.225)	(0.434)

Net asset value, end of period	$10.570	$11.980	$12.710	$12.520	$11.520	$10.080	$10.400

Total return[4]	(5.89% )	3.01%	8.62%	10.91%	16.73%	(1.07% )	11.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,773	$62,799	$60,134	$66,263	$142,925	$113,458	$66,326
Ratio of expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.90%	0.90%	0.87%
Ratio of expenses to average net assets prior to fees waived	0.94%	1.01%	0.94%	0.97%	0.97%	1.01%	1.06%
Ratio of net investment income to average net assets	1.96%	1.58%	1.98%	1.98%	2.07%	2.28%	2.72%
Ratio of net investment income to average net assets prior to fees waived	1.93%	1.49%	1.94%	1.91%	2.00%	2.17%	2.53%
Portfolio turnover	60%	65%	115%	135%	157%	164%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             107

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.160	$10.870	$10.570	$10.220	$9.430	$9.900	$9.360

Income (loss) from investment operations:
Net investment income[3]	0.097	0.090	0.223	0.198	0.203	0.245	0.289
Net realized and unrealized gain (loss)	(0.550)	0.203	0.540	0.414	1.035	(0.183)	0.687

Total from investment operations	(0.453)	0.293	0.763	0.612	1.238	0.062	0.976

Less dividends and distributions from:
Net investment income	(0.113)	(0.111)	(0.245)	(0.192)	(0.186)	(0.236)	(0.436)
Net realized gain	(0.364)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.477)	(1.003)	(0.463)	(0.262)	(0.448)	(0.532)	(0.436)

Net asset value, end of period	$9.230	$10.160	$10.870	$10.570	$10.220	$9.430	$9.900

Total return[4]	(4.68% )	2.86%	7.34%	6.09%	13.47%	0.48%	10.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,580	$51,722	$52,429	$81,655	$75,988	$66,175	$55,513
Ratio of expenses to average net assets	1.20%	1.15%	1.13%	1.13%	1.13%	1.14%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.42%	1.50%	1.33%	1.41%	1.43%	1.47%	1.55%
Ratio of net investment income to average net assets	1.96%	1.73%	2.06%	1.90%	2.05%	2.44%	3.02%
Ratio of net investment income to average net assets prior to fees waived	1.74%	1.38%	1.86%	1.62%	1.75%	2.11%	2.60%
Portfolio turnover	72%	93%	163%	210%	219%	211%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.180	$10.900	$10.590	$10.240	$9.450	$9.920	$9.330

Income (loss) from investment operations:
Net investment income[3]	0.060	0.051	0.143	0.120	0.129	0.170	0.218
Net realized and unrealized gain (loss)	(0.540)	0.193	0.541	0.420	1.035	(0.190)	0.695

Total from investment operations	(0.480)	0.244	0.684	0.540	1.164	(0.020)	0.913

Less dividends and distributions from:
Net investment income	(0.076)	(0.072)	(0.156)	(0.120)	(0.112)	(0.154)	(0.323)
Net realized gain	(0.364)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.440)	(0.964)	(0.374)	(0.190)	(0.374)	(0.450)	(0.323)

Net asset value, end of period	$9.260	$10.180	$10.900	$10.590	$10.240	$9.450	$9.920

Total return[4]	(4.93% )	2.37%	6.56%	5.35%	12.60%	(0.34% )	9.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,554	$34,671	$35,101	$31,132	$23,943	$17,206	$10,578
Ratio of expenses to average net assets	1.95%	1.90%	1.88%	1.88%	1.88%	1.89%	1.88%
Ratio of expenses to average net assets prior to fees waived	2.17%	2.25%	2.08%	2.11%	2.13%	2.17%	2.25%
Ratio of net investment income to average net assets	1.21%	0.98%	1.31%	1.15%	1.30%	1.69%	2.27%
Ratio of net investment income to average net assets prior to fees waived	0.99%	0.63%	1.11%	0.92%	1.05%	1.41%	1.90%
Portfolio turnover	72%	93%	163%	210%	219%	211%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             109

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.150	$10.870	$10.570	$10.220	$9.430	$9.900	$9.350

Income (loss) from investment operations:
Net investment income[3]	0.084	0.077	0.197	0.172	0.178	0.220	0.265
Net realized and unrealized gain (loss)	(0.540)	0.193	0.537	0.415	1.035	(0.184)	0.683

Total from investment operations	(0.456)	0.270	0.734	0.587	1.213	0.036	0.948

Less dividends and distributions from:
Net investment income	(0.100)	(0.098)	(0.216)	(0.167)	(0.161)	(0.210)	(0.398)
Net realized gain	(0.364)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.464)	(0.990)	(0.434)	(0.237)	(0.423)	(0.506)	(0.398)

Net asset value, end of period	$9.230	$10.150	$10.870	$10.570	$10.220	$9.430	$9.900

Total return[4]	(4.71% )	2.63%	7.06%	5.84%	13.19%	0.22%	10.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,020	$4,232	$9,327	$5,646	$4,293	$3,220	$1,590
Ratio of expenses to average net assets	1.45%	1.40%	1.38%	1.38%	1.38%	1.39%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.67%	1.75%	1.58%	1.71%	1.73%	1.77%	1.85%
Ratio of net investment income to average net assets	1.71%	1.48%	1.81%	1.65%	1.80%	2.19%	2.77%
Ratio of net investment income to average net assets prior to fees waived	1.49%	1.13%	1.61%	1.32%	1.45%	1.81%	2.30%
Portfolio turnover	72%	93%	163%	210%	219%	211%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	10/1/14 to	Year ended
	9/30/15[1]	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
	(Unaudited)
Net asset value, beginning of period	$10.180	$10.890	$10.590	$10.230	$9.440	$9.920	$9.390

Income (loss) from investment operations:
Net investment income[3]	0.110	0.103	0.250	0.224	0.228	0.271	0.314
Net realized and unrealized gain (loss)	(0.551)	0.203	0.539	0.424	1.035	(0.194)	0.692

Total from investment operations	(0.441)	0.306	0.789	0.648	1.263	0.077	1.006

Less dividends and distributions from:
Net investment income	(0.125)	(0.124)	(0.271)	(0.218)	(0.211)	(0.261)	(0.476)
Net realized gain	(0.364)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.489)	(1.016)	(0.489)	(0.288)	(0.473)	(0.557)	(0.476)

Net asset value, end of period	$9.250	$10.180	$10.890	$10.590	$10.230	$9.440	$9.920

Total return[4]	(4.55% )	2.98%	7.59%	6.45%	13.74%	0.63%	11.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,649	$18,337	$21,043	$30,615	$45,993	$33,583	$30,399
Ratio of expenses to average net assets	0.95%	0.90%	0.88%	0.88%	0.88%	0.89%	0.88%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.25%	1.08%	1.11%	1.13%	1.17%	1.25%
Ratio of net investment income to average net assets	2.21%	1.98%	2.31%	2.15%	2.30%	2.69%	3.27%
Ratio of net investment income to average net assets prior to fees waived	1.99%	1.63%	2.11%	1.92%	2.05%	2.41%	2.90%
Portfolio turnover	72%	93%	163%	210%	219%	211%	192%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®

September 30, 2015 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

On May 20, 2014, the Fund’s Board of Trustees (Board) approved changing the Funds’ fiscal year-end from Sept. 30 to March 31, effective March 31, 2015.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2015), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries they invest in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2015 and will mature on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s

(continues)                             113

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2015, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$31	$106	$28

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund from April 1, 2015 through Sept. 30, 2015* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
0.90%	0.90%	0.90%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2015, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$1,902	$6,947	$2,476

DIFSC also became the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail Funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2015, each Fund was charged for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$8,287	$30,277	$10,788

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2015, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$927	$3,390	$1,221

For the six months ended Sept. 30, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$5,443	$6,563	$6,776

For the six months ended Sept. 30, 2015, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

(continues)                             115

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ 18	$ 7	$ —
Class C	445	1,214	339

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*The contractual waiver period is Jan. 29, 2015 through July 29, 2016.

3. Investments

For the six months ended Sept. 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$29,699,857	$149,637,022	$61,806,142
Purchases of U.S. government securities	4,336,725	30,472,458	10,923,205
Sales other than U.S. government securities	32,534,203	153,647,614	74,064,083
Sales of U.S. government securities	2,108,668	17,502,046	5,621,392

At Sept. 30, 2015, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2015, the cost and unrealized appreciation (depreciation) of investments were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$64,621,154	$262,168,883	$95,128,503

Aggregate unrealized appreciation of investments	$15,997,175	$46,983,502	$11,565,703
Aggregate unrealized depreciation of investments	(6,666,176)	(20,464,275)	(5,820,245)

Net unrealized appreciation of investments	$9,330,999	$26,519,227	$5,745,458

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

	Delaware Foundation® Growth Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage-Backed Securities	$—	$4,415,397	$—	$4,415,397
Corporate Debt	—	5,605,353	—	5,605,353
Foreign Debt	—	414,642	—	414,642
Municipal Bonds	—	191,216	—	191,216
Senior Secured Loans[1]	—	1,764,356	27,590	1,791,946
Common Stock
Consumer Discretionary	3,505,022	3,130,277	—	6,635,299
Consumer Staples	2,457,894	2,872,452	—	5,330,346
Energy	2,469,296	581,845	—	3,051,141
Financials	6,865,243	3,193,375	—	10,058,618
Healthcare	6,389,226	1,958,932	—	8,348,158
Industrials	2,804,652	2,737,443	—	5,542,095
Information Technology	8,527,521	1,762,042	—	10,289,563
Materials	1,079,974	1,071,410	—	2,151,384
Telecommunication Services	1,567,850	1,121,451	—	2,689,301
Utilities	435,596	178,729	—	614,325
Convertible Preferred Stock[1]	58,677	11,969	—	70,646
Exchange-Traded Funds	971,048	—	—	971,048
Preferred Stock[1]	56,385	9,763	—	66,148
U.S. Treasury Obligations	—	2,662,873	—	2,662,873
Short-Term Investments	—	3,052,654	—	3,052,654

Total Value of Securities	$37,188,384	$36,736,179	$27,590	$73,952,153

Foreign Currency Exchange Contracts	$—	$1,021	$—	$1,021
Futures Contracts	34,379	—	—	34,379
Swap Contracts	—	6,681	—	6,681

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.46%	1.54%	100.00%
Convertible Preferred Stock	83.06%	16.94%	—	100.00%
Preferred Stock	85.24%	14.76%	—	100.00%

(continues)                             117

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

	Delaware Foundation® Moderate Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$36,254,708	$—	$36,254,708
Corporate Debt	—	48,262,056	—	48,262,056
Foreign Debt	—	2,730,548	—	2,730,548
Municipal Bonds	—	1,597,413	—	1,597,413
Senior Secured Loans[1]	—	11,622,865	226,950	11,849,815
Common Stock
Consumer Discretionary	9,969,948	8,954,591	—	18,924,539
Consumer Staples	6,919,621	8,085,449	—	15,005,070
Energy	7,002,177	1,658,290	—	8,660,467
Financials	19,127,366	8,977,373	—	28,104,739
Healthcare	18,122,264	5,680,147	—	23,802,411
Industrials	7,945,106	7,860,359	—	15,805,465
Information Technology	24,315,704	4,725,623	—	29,041,327
Materials	3,027,379	3,045,769	—	6,073,148
Telecommunication Services	4,186,410	3,183,844	—	7,370,254
Utilities	1,166,506	513,362	—	1,679,868
Convertible Preferred Stock[1]	470,663	65,178	—	535,841
Exchange-Traded Funds	2,868,910	—	—	2,868,910
Preferred Stock[1]	707,257	437,212	—	1,144,469
U.S. Treasury Obligations	—	15,214,434	—	15,214,434
Short-Term Investments	—	13,762,628	—	13,762,628

Total Value of Securities	$105,829,311	$182,631,849	$226,950	$288,688,110

Foreign Currency Exchange Contracts	$—	$4,130	$—	$4,130
Futures Contracts	226,396	—	—	226,396
Swap Contracts	—	48,958	—	48,958

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.08%	1.92%	100.00%
Convertible Preferred Stock	87.84%	12.16%	—	100.00%
Preferred Stock	61.80%	38.20%	—	100.00%

	Delaware Foundation® Conservative Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage- Backed Securities	$—	$19,001,656	$—	$19,001,656
Corporate Debt	—	24,014,385	—	24,014,385
Foreign Debt	—	1,655,480	—	1,655,480
Municipal Bonds	—	810,600	—	810,600
Senior Secured Loans[1]	—	6,083,161	155,750	6,238,911
Common Stock
Consumer Discretionary	2,250,729	2,027,861	—	4,278,590
Consumer Staples	1,581,917	1,889,642	—	3,471,559
Energy	1,607,641	379,742	—	1,987,383
Financials	4,370,329	2,068,230	—	6,438,559
Healthcare	4,163,564	1,287,775	—	5,451,339
Industrials	1,802,875	1,764,632	—	3,567,507
Information Technology	5,522,330	1,088,139	—	6,610,469
Materials	693,480	691,909	—	1,385,389
Telecommunication Services	990,306	727,662	—	1,717,968
Utilities	258,585	116,036	—	374,621
Convertible Preferred Stock[1]	205,646	39,979	—	245,625
Exchange-Traded Funds	611,499	—	—	611,499
Preferred Stock[1]	512,946	224,300	—	737,246
U.S. Treasury Obligations	—	5,927,123	—	5,927,123
Short-Term Investments	—	6,348,052	—	6,348,052

Total Value of Securities	$24,571,847	$76,146,364	$155,750	$100,873,961

Foreign Currency Exchange Contracts	$—	$3,286	$—	$3,286
Futures Contracts	170,935	—	—	170,935
Swap Contracts	—	25,420	—	25,420

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	97.50%	2.50%	100.00%
Convertible Preferred Stock	83.72%	16.28%	—	100.00%
Preferred Stock	69.58%	30.42%	—	100.00%

The securities that have been deemed worthless on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2015, a portion of each Fund’s portfolio was categorized as Level 2.

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)                             119

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation® Growth Allocation Fund			Delaware Foundation Moderate Allocation Fund
	Six months ended 9/30/15	10/1/14 to 3/31/15	Year ended 9/30/14	Six months ended 9/30/15	10/1/14 to 3/31/15	Year ended 9/30/14
Shares sold:
Class A	497,064	753,884	563,684	289,012	328,925	871,987
Class B	—	—	706	—	—	1,885
Class C	170,836	158,709	258,123	221,965	235,070	642,276
Class R	133,124	187,593	217,019	53,147	121,858	211,950
Institutional Class	382,339	283,167	1,531,904	2,216,814	706,020	2,800,878

Shares issued upon reinvestment of dividends and distributions:
Class A	253,224	424,122	331,834	955,439	1,282,706	1,027,567
Class B	—	—	6,822	—	—	5,403
Class C	63,545	108,483	54,043	145,270	183,876	115,796
Class R	25,613	168,212	104,193	10,969	160,693	123,154
Institutional Class	95,652	156,641	137,045	136,781	195,693	163,289

	1,621,397	2,240,811	3,205,373	4,029,397	3,214,841	5,964,185

Shares redeemed:
Class A	(385,205)	(407,843)	(1,729,600)	(924,755)	(1,124,438)	(3,659,899)
Class B	—	—	(106,501)	—	—	(102,042)
Class C	(76,194)	(60,205)	(137,787)	(286,728)	(197,148)	(380,757)
Class R	(77,159)	(1,293,441)	(242,095)	(109,518)	(1,992,594)	(300,932)
Institutional Class	(745,178)	(158,913)	(2,241,085)	(332,826)	(392,171)	(3,522,871)

	(1,283,736)	(1,920,402)	(4,457,068)	(1,653,827)	(3,706,351)	(7,966,501)

Net increase (decrease)	337,661	320,409	(1,251,695)	2,375,570	(491,510)	(2,002,316)

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/15	10/1/14 to 3/31/15	Year ended 9/30/14
Shares sold:
Class A	352,981	420,571	1,297,055
Class B	—	—	303
Class C	246,568	313,109	988,172
Class R	55,561	72,029	480,272
Institutional Class	193,501	344,032	3,842,983
Shares issued upon reinvestment of dividends and distributions:
Class A	229,270	463,432	277,338
Class B	—	—	702
Class C	147,318	294,873	102,400
Class R	19,490	79,045	28,788
Institutional Class	71,290	137,376	142,025

	1,315,979	2,124,467	7,160,038

Shares redeemed:
Class A	(739,009)	(613,895)	(4,475,301)
Class B	—	—	(24,958)
Class C	(391,245)	(423,838)	(809,443)
Class R	(56,488)	(592,273)	(185,286)
Institutional Class	(375,682)	(611,710)	(4,944,290)

	(1,562,424)	(2,241,716)	(10,439,278)

Net decrease	(246,445)	(117,249)	(3,279,240)

For the year ended Sept. 30, 2014, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and on the preceeding page and the “Statements of changes in net assets.”

	Year ended 9/30/14
	Class B Shares	Class A Shares	Value
Delaware Foundation Growth Allocation Fund	67,023	65,594	$765,654
Delaware Foundation Moderate Allocation Fund	60,646	60,646	772,982
Delaware Foundation Conservative Allocation Fund	9,313	9,390	102,464

(continues)                             121

Notes to financial statements

Delaware Foundation Funds®

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Sept. 30, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

	Exchange Redemptions	Six months ended 9/30/15 Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Delaware Foundation® Growth Allocation Fund	3,845	3,733	$35,787
Delaware Foundation Moderate Allocation Fund	934	932	10,152
Delaware Foundation Conservative Allocation Fund	7,344	7,352	69,331

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

Each Fund had no amounts outstanding as of Sept. 30, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2015, each Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objectives. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Sept. 30, 2015, Delaware Foundation Growth® Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund posted securities, comprised of U.S. treasury obligations with a value of $70,435, $317,322, and $263,211, respectively, as margin for open futures contracts, which is presented on the “Schedules of investments.”

During the six months ended Sept. 30, 2015, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended Sept. 30, 2015, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended Sept. 30, 2015, each Fund entered into purchased option contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions. There were no transactions in options written during the six months ended Sept. 30, 2015.

Swap Contracts — Each Fund may enter into CDS contracts in the normal course of pursuing its respective investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2015, each Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over

(continues)                             123

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended September 30, 2015, the Funds did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2015, each Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of Sept. 30, 2015 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,413	$—	$—	$—	$1,413
Variation margin due from broker on futures contracts*	—	5,503	28,876	—	34,379
Unrealized appreciation on credit default swap contracts	—	—	—	7,319	7,319

Total	$1,413	$5,503	$28,876	$7,319	$43,111

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$392	$—	$—	$—	$392
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	638	638

Total	$392	$—	$—	$638	$1,030

	Delaware Foundation® Moderate Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$6,711	$—	$—	$—	$6,711
Variation margin due from broker on futures contracts*	—	24,564	201,832	—	226,396
Unrealized appreciation on credit default swap contracts	—	—	—	53,467	53,467

Total	$6,711	$24,564	$201,832	$53,467	$286,574

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$2,581	$—	$—	$—	$2,581
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	4,509	4,509

Total	$2,581	$—	$—	$4,509	$7,090

(continues)                             125

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Moderate Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$5,685	$—	$—	$—	$5,685
Variation margin due from broker on futures contracts*	—	55,141	115,794	—	170,935
Unrealized appreciation on credit default swap contracts	—	—	—	27,823	27,823

Total	$5,685	$55,141	$115,794	$27,823	$204,443

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$2,399	$—	$—	$—	$2,399
Variation margin due to broker on centrally cleared credit default swap contracts	—	—	—	2,403	2,403

Total	$2,399	$—	$—	$2,403	$4,802

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Sept. 30, 2015. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended Sept. 30, 2015 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$3,049	$—	$—	$3,049
Interest rate contracts	—	(54,977)	—	(54,977)
Equity contracts	—	28,854	—	28,854
Credit contracts	—	—	241	241

Total	$3,049	$(26,123)	$241	$(22,833)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(3,841)	$—	$—	$(3,841)
Interest rate contracts	—	26,827	—	26,827
Equity contracts	—	19,539	—	19,539
Credit contracts	—	—	6,462	6,462

Total	$(3,841)	$46,366	$6,462	$48,987

	Delaware Foundation Moderate Allocation Fund
	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(21,840)	$—	$—	$(21,840)
Interest rate contracts	—	204,263	—	204,263
Equity contracts	—	(135,608)	—	(135,608)
Credit contracts	—	—	3,056	3,056

Total	$(21,840)	$68,655	$3,056	$49,871

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(22,642)	$—	$—	$(22,642)
Interest rate contracts	—	176,555	—	176,555
Equity contracts	—	65,948	—	65,948
Credit contracts	—	—	47,376	47,376

Total	$(22,642)	$242,503	$47,376	$267,237

(continues)                             127

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Conservative Allocation Fund
	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$10,195	$—	$—	$10,195
Interest rate contracts	—	107,946	—	107,946
Equity contracts	—	(9,800)	—	(9,800)
Credit contracts	—	—	628	628

Total	$10,195	$98,146	$628	$108,969

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(16,099)	$—	$—	$(16,099)
Interest rate contracts	—	100,541	—	100,541
Equity contracts	—	64,499	—	64,499
Credit contracts	—	—	24,593	24,593

Total	$(16,099)	$165,040	$24,593	$173,534

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended Sept. 30, 2015.

	Delaware Foundation Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	79,201	USD	263,195
Futures contracts (average notional value)		1,672,654		710,295
Options contracts (average notional value)		899		—
CDS contracts (average notional value)*		131,653		—
	EUR	47,165	EUR	—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	385,676	USD	1,614,766
Futures contracts (average notional value)		10,861,687		3,182,477
Options contracts (average notional value)		6,306		—
CDS contracts (average notional value)*		1,326,415		—
	EUR	313,622		—

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	178,846	USD	1,130,210
Futures contracts (average notional value)		6,283,701		1,804,591
Options contracts (average notional value)		3,313		—
CDS contracts (average notional value)*		497,189		—
	EUR	172,126		—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/ or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

(continues)                             129

Notes to financial statements

Delaware Foundation Funds®

7. Offsetting (continued)

At Sept. 30, 2015, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 116	$(152)	$ (36)
BNP Paribas	906	—	906
Bank of New York Mellon	115	(20)	95
Hong Kong Shanghai Bank	126	—	126
JPMorgan Chase Bank	2,626	(57)	2,569
Toronto Dominion Bank	113	(163)	(50)
Total	$4,002	$(392)	$3,610

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$ (36)	$—	$—	$—	$—	$ (36)
BNP Paribas	906	—	—	—	—	906
Bank of New York Mellon	95	—	—	—	—	95
Hong Kong Shanghai Bank	126	—	—	—	—	126
JPMorgan Chase Bank	2,569	—	—	—	—	2,569
Toronto Dominion Bank	(50)	—	—	—	—	(50)
Total	$3,610	$—	$—	$—	$—	$3,610

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 313,848	$ (313,848)	$—	$ (313,848)	$—
Bank of Montreal	523,080	(523,080)	—	(523,080)	$—
BNP Paribas	943,072	(943,072)	—	(943,072)	$—
Total	$1,780,000	$(1,780,000)	$—	$(1,780,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 1,834	$(1,125)	$ 709
BNP Paribas	2,809	—	2,809
Bank of New York Mellon	408	(17)	391
Deutsche Bank	2	—	2
Hong Kong Shanghai Bank	707	—	707
JPMorgan Chase Bank	19,882	(484)	19,398
Toronto Dominion Bank	758	(955)	(197)
Total	$26,400	$(2,581)	$23,819

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$ 709	$—	$—	$—	$—	$ 709
BNP Paribas	2,809	—	—	—	—	2,809
Bank of New York Mellon	391	—	—	—	—	391
Deutsche Bank	2	—	—	—	—	2
Hong Kong Shanghai Bank	707	—	—	—	—	707
JPMorgan Chase Bank	19,398	—	—	—	—	19,398
Toronto Dominion Bank	(197)	—	—	—	—	(197)
Total	$23,819	$—	$—	$—	$—	$23,819

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$1,014,364	$(1,014,364)	$—	$(1,014,364)	$—
Bank of Montreal	1,690,607	(1,690,607)	—	(1,690,607)	$—
BNP Paribas	3,048,029	(3,048,029)	—	(3,048,029)	$—
Total	$5,753,000	$(5,753,000)	$—	$(5,753,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(continues)                             131

Notes to financial statements

Delaware Foundation Funds®

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 1,887	$(1,217)	$ 670
BNP Paribas	1,673	—	1,673
Bank of New York Mellon	70	—	70
Deutsche Bank	1	—	1
Hong Kong Shanghai Bank	1,278	—	1,278
JPMorgan Chase Bank	10,333	(544)	9,789
Toronto Dominion Bank	418	(638)	(220)
Total	$15,660	$(2,399)	$13,261

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$ 670	$—	$—	$—	$—	$ 670
BNP Paribas	1,673	—	—	—	—	1,673
Bank of New York Mellon	70	—	—	—	—	70
Deutsche Bank	1	—	—	—	—	1
Hong Kong Shanghai Bank	1,278	—	—	—	—	1,278
JPMorgan Chase Bank	9,789	—	—	—	—	9,789
Toronto Dominion Bank	(220)	—	—	—	—	(220)
Total	$13,261	$—	$—	$—	$—	$13,261

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$ 599,661	$ (599,661)	$—	$ (599,661)	$—
Bank of Montreal	999,436	(999,436)	—	(999,436)	$—
BNP Paribas	1,801,903	(1,801,903)	—	(1,801,903)	$—
Total	$3,401,000	$(3,401,000)	$—	$(3,401,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2015, each Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are

(continues)                             133

Notes to financial statements

Delaware Foundation Funds®

9. Credit and Market Risk (continued)

generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Sept. 30, 2015, Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

12. Subsequent Events

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in each Fund’s financial statements.

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) and Sub-Advisory Agreements with Jackson Square Partners, LLC (“JSP”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale, and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with the consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of service. The Board considered the services provided by JSP to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board took account of reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Foundation® Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s short and intermediate term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered recent changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve the Fund’s short and intermediate term performance and to meet the Board’s performance objective.

Delaware Foundation Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered recent changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

(continues)                             137

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements (continued)

Delaware Foundation Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by in relation to the services being provided to the Funds or in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Funds, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fees were structured so that if the Funds grow, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer
3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Service Company, Inc. 2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 2, 2015